UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  December 31, 2018

Item 1. Report to Stockholders.
Mproved Systematic Multi-Strategy Fund
Institutional Class – mmsqx
Investor Class – mmsjx

Mproved Systematic Merger Arbitrage Fund
Institutional Class – mmaqx
Investor Class – mmajx

Mproved Systematic Long-Short Fund
Institutional Class – mlsqx
Investor Class – mlsjx

Annual Report

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.mprovedalts.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-677-6833 or by enrolling at www.mprovedalts.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-677-6833 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

MProved Systematic Multi-Strategy Fund
2018 Management’s Discussion of Fund Performance

Dear Shareholder,

Performance Update
The MProved Systematic Multi-Strategy Fund (the “Fund”) returned +4.28% and 3.88% for the Institutional and Investor share classes, respectively, net of all fees and expenses for the calendar year ending December 31, 2018.  The Fund’s benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned +1.87% over the same period.  We will discuss the performance of individual sub-strategies below.

MProved Systematic Multi-Strategy Fund
Magnetar’s Systematic Investing team attempts to efficiently extract the return streams associated with traditional hedge fund strategies in which Magnetar has extensive experience and proprietary technology.  These include, but are not limited to, event-driven, relative value, quantitative and long-short strategies.  Today, we have systematized strategies in convertible arbitrage, event-driven equities, long-short equity (event equity and long-short), systematic macro and statistical arbitrage that are combined in the fund as follows1,2

Our intent in portfolio construction was to create a fund that 1) has the potential to deliver returns in many types of environments; 2) seeks to preserve capital; 3) is liquid and 4) seeks low correlation to both stock and bond markets as well as other investments thought of as low-beta, such as style premia, for example.  We sought to be a diversifier to the usual diversifiers.  Over our relatively short history, we believe we have accomplished these goals.  This letter will touch on many of these elements in more detail.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).
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1	Strategy allocations are target allocations of net equity to each strategy as a % of Fund net assets as of the date referenced herein.
2
Strategy allocations and target volatility ranges reflected are as of the stated date above. Strategy allocations and target volatility ranges can be dynamically modified at the discretion of the Manager. Strategy allocations do not equate to risk exposures. Strategies may be added or removed without notice. Furthermore, strategy rules and guidelines may be changed without notice.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Systematic Risk Arbitrage
The Systematic Risk Arbitrage strategy contributed +3.2% to Fund net returns for the year.

The strategy invests in the equity securities of companies that are targets of merger transactions in order to capture the difference, or spread, in the anticipated value of the target company equity under the consummation of the merger transaction and its price in the marketplace.  At present, the strategy invests in a broad range of market capitalizations that are targets of announced merger transactions, with a focus on North America, Western Europe and Australia, but has the potential to invest worldwide.

In 2018, the strategy held 68 deals that completed during the year and 4 deals that were terminated.  This corresponds to an aggregate break percentage of 5.56 percent.

The following five deals were the largest positive contributors to 2018 Fund performance, in order of contribution:

2018 Top Contributors
Sky / Comcast
Express Scripts / Cigna
Aetna / CVS
Time Warner / AT&T
Shire / Takeda

The following five deals were the largest detractors from 2018 Fund performance, in order of contribution:

2018 Top Detractors	Commentary
NXP / Qualcomm	Deal Break – Failed to receive Chinese regulatory approval
Akorn / Fresenius	Deal Break – Material adverse change
Intu / Hammerson	Deal Break – Hammerson received takeover offer and walked away
SCANA / Dominion	Deal completed but we trimmed position at a loss due to downside risk shortly
Energy	after adding the positions
Chicago Bridge & Iron /	Deal completed but we trimmed position at a loss due to downside risk
McDermott	shortly after adding the positions

Over the course of the year, contribution to Fund net returns from deals completed was 4.78%, while total Fund return from deals terminated was -2.25%. Deals that were pending as of year-end contributed +0.65% to the Fund’s return.

Deals with targets in North America contributed +2.73% to the Fund’s net return. Deals with targets in the EU contributed positive 39 basis points and deals with Australian targets contributed 7 basis points, respectively, to the Fund’s net return.  Friendly deals contributed +3.22% and hostile deals detracted 3 basis points, each relative to the Fund’s net return.

Cash deals contributed +1.46%, pure stock deals detracted 74 basis points and mixed deals contributed +2.47%, respectively, to the Fund’s net return.  Larger deals, with announced deal value greater than $2 billion, contributed +2.98%, while smaller deals contributed 21 basis points, respectively, to the Fund’s net return.

Communication Services was the best performing sector with a +1.77% contribution, while Real Estate was the worst performing sector with a 50 basis point detraction to Fund performance.

We had 45 deals in the strategy’s portfolio as of December 31, 2018 – 36 of which were greater than 50 basis points relative to the strategy’s allocation within the Fund.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Convertible Arbitrage
The Systematic Convertible Arbitrage strategy contributed +0.7% to Fund net returns for the year.

Long-only convertible bond managers suffered a drawdown in the last quarter of the year as the equity tape rolled over, credit spreads pushed out, and investor apathy from hedge funds and dealer desks made unwinding positions a major challenge into year end.  Most long-only managers gave up double-digits in Q4, resulting in flat-to-modest year-to-date returns.  Their narrative to the Street is that convertibles did what they were supposed to do: provide equity-like performance on the way up and loss mitigation on the way down.  Behind the curtain, however, the evaporation of big gains left many in the space beaten down and frustrated.

On a positive note, new issuance in 2018 was the strongest since the financial crisis, with $56B of new convertible bonds coming into the market during the year.  This number doesn’t capture much of the expected fourth quarter paper, which will likely hit the market in the first quarter of 2019.  Our outlook calls for even stronger issuance in 2019 and we expect this primary market regime to last for some time.

In spite of the market drawdown and generally lackluster performance within convertible arbitrage, we were encouraged by our 2018 returns.  Our relative outperformance was due, in large part, to underweight positioning in credit-sensitive convertible profiles – and by an overall pick-up in volatility, which provided ample opportunities to rebalance our positions.  There was also a strong bid for convertible bonds with high-gamma profiles, which we tend to like, and therefore, to hold.  New issuance accounted for 1% of our returns for the year.

We place great emphasis on our investment process and strict adherence to our portfolio guidelines, and we pride ourselves on patient security selection and execution.  This rule-set enabled us to avoid speculative credits, especially in energy, and maintain focus on credits that we believe had attractive relative value profiles and mispriced implied volatilities.  For example, we held several technology converts – which richened as a result of increasing realized volatility – while maintaining their credit worthiness at the same time.  These are precisely the type of exposures we seek.  Two of our other most profitable positions came as a result of corporate actions, whereby we were paid a premium by the issuer to tender our holdings, and we were well-positioned to take advantage of this.

Overall, the winners in the portfolio shared a similar theme: namely, increased volatility and reasonable conversion premiums led to broad-based buying in these types of convertible arbitrage profiles.  The high volatility also afforded frequent delta3 hedging to further enhance returns.

The following five holdings were the biggest contributors to Fund returns in 2018:

Top Contributors
Ship Finance International (SFL) 5.75% Oct 2021
Unisys (UIS) 5.50% Mar 2021
Advanced Micro Devices (AMD) 2.125% Sep 2026
Ctrip.com (CTRP) 1.99% Jul 2025
Lending Tree (TREE) 0.625% Jun 2022

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3
Change in the price of a derivative relative to the change in price of its reference asset. In this case, the change in price of the embedded option in the convertible bond relative to the price of the equity into which the bond may be converted.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

The largest detractors in the portfolio were the result of a diversified set of headwinds. The following five holdings were the biggest negative contributors to Fund returns in 2018:

Top Detractors	Commentary
Ensco (ESV) 3.00%	Weakness in the energy sector caused credit spreads to increase. Ultimately the
Jan 2024	conversion premium went through our threshold and we, according to our guidelines, unwound the position at a loss.
Weatherford International	Weakness in the energy sector caused credit spreads to increase. Ultimately the
(WFT) 5.875% Jul 2021	conversion premium went through our threshold and we, according to our guidelines, unwound the position at a loss.
The Medicines Company	Company issued a new convertible at a higher coupon, which weighed on the
(MDCO) 2.50% Jan 2022	existing issues
Tesla (TSLA) 2.375%	Borrow fees were excessively expensive and, according to our guidelines,
Mar 2022	we unwound the position
Two Harbors Investment	Moderate decrease in REIT sector volatility
Corp (TWO) 6.25% Jan 2022

Systematic Long-Short Equity (includes Systematic Event Equity and Systematic Long-Short Equity)
The strategy utilizes systematic (or rules-based), long-short strategies that seek to identify companies we expect to be impacted by a significant corporate or market event, including corporate actions, abnormal price movements, investor sentiment, and shifts or disruptions in the company’s balance sheet, cash flow, or earnings fundamentals (referred to as “event-driven opportunities”) or other industry or market dynamics.

Our long-short strategies involve buying long securities that are expected to increase in value and selling short securities that are expected to decrease in value. We seek to profit when the price of a security changes to more accurately reflect the likelihood and potential impact of the occurrence, or non-occurrence, of such an event. We take long positions in securities that we believe to be underpriced and short positions in securities that we believe to be overpriced.

The Fund’s current long-short strategy set includes both a Systematic Event Equity sub-strategy as well as a Systematic Long-Short Equity strategy.

Systematic Event Equity
The Systematic Event Equity strategy contributed +3.2% to Fund net returns for the year.

The first six months of 2018, which we would characterize as largely “risk on,” were challenging for the strategy.  By June 30, it had detracted -1.07% from Fund performance year-to-date.  The back half of the year, which we would characterize as “risk off,” proved to be a very different story.  The strategy rebounded significantly and was able to generate outsized gains in the fourth quarter during the market turmoil.  Given the strategy’s remit and construction, we were not particularly surprised to see positive or negative returns in those environments, although we would not usually expect to see gains (or losses) of the magnitude seen in Q4.  As a reminder, this strategy seeks to capture the returns associated with soft-catalyst event-driven investing.  These catalysts include things such as announced stock buybacks or debt increases or reductions.

Very simply, our beta-neutral4 portfolio holds long positions in companies with strong fundamentals that are doing prudent things, and short positions in companies with weak fundamentals that are doing imprudent things.  This naturally results in a quality tilt, which tends not to be rewarded in “risk on,” but does in “risk off”.  Our
______________________

4	Seeking to minimize exposure to both rising and falling prices of a market. In this case, the equity market.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

systematic approach enables us to have a more diversified long portfolio than many traditional soft-catalyst event managers (we hold 100 long positions, on average).  This effect is even more pronounced on the short side of the portfolio, where we hold an average of 400 positions – for good reason.  The companies we tend to short can be extremely volatile, so ample diversification may help in this regard.  2008 taught us that it is important to hedge with single-names – and to hedge the entire portfolio.

Our portfolio is likewise well diversified across both sectors and market capitalizations.  Sectors with significant long exposure included industrials, consumer discretionary, information technology and energy.  On the short side, our models favored single stocks in sectors such as health care, communication services and energy, as well as stocks with smaller market capitalizations.

Systematic Long-Short Equity
The Systematic Long-Short Equity strategy detracted -1.9% from Fund net returns for the year.

This strategy attempts to capture the return streams associated with fundamental long-short equity investing using a systematic process informed by our active management experience in this strategy.  We build long-short portfolios based on short-to-medium term equity signals that aim to ascertain prices – and believe we have devised a rigorous and scalable methodology for doing so.  While we don’t rely on academic specifications of value, we do have a significant value bias, and it showed in our 2018 performance.

By all accounts, long-short equity managers suffered in 2018.  While our portfolio is constructed to be beta-neutral and is likely more diversified than most, we suffered as well – although not to the extent of many fundamental counterparts.

Sectors with significant numbers of long exposure included Industrials, Information Technology and Consumer Discretionary.  On the short side, our models favored single stocks in sectors such as Information Technology, Consumer Discretionary and Health Care. Both longs and shorts were also well-diversified across market capitalizations.

As we mentioned above, this strategy has been largely value-driven to date, therefore much of our research around this strategy has been focused on expanding the breadth of our long-short signals.  In December 2018, after months of research and testing, we added a mean-reversion signal, as well as a quality short signal.  We believe diversification across signal types will enhance the model and make it less susceptible to large, value-related drawdowns.

Statistical Arbitrage
The Statistical Arbitrage strategy contributed +0.1% to Fund net returns for the year. The strategy demonstrated very low correlation to other strategies within the Fund, as well as hedge funds, in general, and the broader markets.

Statistical arbitrage strategies often seek to buy “long” a security (or basket of securities) and sell “short” a related security, option or futures contract (or basket of these items) when the relative prices of such deviate from their historical relationship, in anticipation of profiting from a reversion in the prices to their historical relationship or anticipated future forecasted relationship.  Our statistical arbitrage strategy is expected to do well when dispersion in the universe of stocks we trade goes higher, which is consistent with our performance over the year.  Many times increased dispersion comes along with increased volatility – and these periods usually correspond with down markets.  Therefore, this strategy tends to be defensive in nature.

From a research perspective, we have a robust pipeline of projects that seek to improve the signals, trading and execution of our statistical arbitrage strategy.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Systematic Macro
The Systematic Macro strategies detracted -1.0% from Fund net returns in 2018.  These strategies use quantitative methods to search data for price patterns across multiple asset classes such as equity, debt, foreign exchange and commodity markets.  Examples of our systematic macro strategies include both trend following and counter trend, relative value trends across different securities as well as participation in carry trades that take advantage of relative yields across different securities.

For most of 2018, the trend/counter-trend model was the only component of Systematic Macro. The counter-trend portion of the model, which receives one-fourth of the allocation within the model, partially offset losses in the trend-following portion of the model.  From a sector perspective, losses in currencies, bonds, stocks, metals and agricultural futures exceeded gains in energy.  Short-rates detracted slightly. Currencies were the worst performer, while energy was the best performing sector.

While we are certainly disappointed to have lost money over the course of the year, the performance of the strategy is still well within expectations.  On a relative basis, we were able to outperform quite a few of our peers in the trend following space.  To put things in perspective, 2018 proved to be one of the most challenging years for futures trading strategies.  The SG CTA Index and SG Trend Index had their worst years on record, down 5.84% and 8.11% respectively for the year.

Astute observers will note that we recently changed the name of this sleeve from “Trend/Counter-Trend” to “Systematic Macro”.  The impetus for the change was the expansion of quantitative futures trading models within the Fund.  In addition to the existing trend/counter-trend model, we added a cross-asset model in December 2018, followed in January 2019 by a curve model.  We now allocate one-third of the total risk budget for futures to each of the three models.

Outlook Going Forward
We expect market volatility to persist based on continued, and perhaps increasing, political and economic uncertainty and at least some Fed tightening.  The flat dollar yield curve also indicates a tug of war between the Fed on the front end and more natural market forces on the back end, i.e. (at the risk of over simplification), inflation vs. recession.  We have enjoyed a tremendous bull market in equities and bonds over the last several decades; however, we believe that the 60/40 model (60% broad-based equities and 40% bonds) has its challenges prospectively.

Our focus is to make improvements wherever we can.  We believe that the enhancements to Long-Short Equity, Event Equity and Systematic Macro and potential enhancements to Statistical Arbitrage and Convertible Arbitrage will diversify risk and return drivers of the portfolio and make it even more robust to different market environments.  We expect to make incremental improvements to our strategies as we continue to conduct research. In all cases, our research and implementation will continue to draw heavily on our practical, active investment experience.

As a reminder, we employ a leverage overlay using derivatives to manage the expected volatility of the portfolio.  As of January 2, 2019, we have modestly increased our notional leverage overlay from 2:1 to 2.25:1.  The simple reason for this change is that our volatility has been below its target range of 6-8% per year.

We are encouraged by our results in 2018, as they showed diversifying characteristics vis-a-vis many other asset classes and strategies.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Important Information:
All investing involves risk, including potential loss of principal. There is no guarantee that the method chosen will be successful.

The Fund is an actively managed rules-based investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results. The Fund’s ability to achieve its investment objective and maintain lower volatility than the broader equity markets depends on the Adviser’s skill in determining the Fund’s allocation to the different strategies. Stock and bond values fluctuate in price so the value of your investment can go down depending on market conditions. International investing involves special risks including, but not limited to political risks, currency fluctuations, illiquidity and volatility. These risks may be heightened for investments in emerging markets. Fixed income risks include interest rate and credit risk.

The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. The Fund invests in derivatives for hedging and non-hedging purposes. The Fund seeks to provide exposure to several absolute return strategies through one fund offering; please see the Fund’s Prospectus for a complete discussion of the risks of investing in the Fund.

Current and future portfolio holdings are subject to change and risk.

Returns included herein are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus. Top contributors and detractors include deal-specific hedges, as applicable. Portfolio attribution figures are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus and are based on our classifications, which are subject to change without notice. Reported leverage figures represent market value of the Fund’s portfolio holdings, excluding any cash and cash equivalents, divided by the Fund’s net assets as of the date reported. The benchmark is unmanaged and, unlike the Fund, the performance of the benchmark assumes little to no transaction costs, taxes, management fees or other expenses.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

MProved Systematic Merger Arbitrage Fund
2018 Management’s Discussion of Fund Performance

Dear Shareholder,

Performance Update
The MProved Systematic Merger Arbitrage Fund (the “Fund”) returned +7.00% and 6.81% for the Institutional and Investor share classes, respectively, net of all fees and expenses for the calendar year ending December 31, 2018.  The Fund’s benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned +1.87% over the same period.

Merger Arbitrage
The Fund invests in the equity securities of companies that are targets of merger transactions in order to capture the difference, or spread, in the anticipated value of the target company equity under the consummation of the merger transaction and its price in the marketplace.  At present, the Fund invests in a broad range of market capitalizations that are targets of announced merger transactions, with a focus on North America, Western Europe and Australia, yet the potential to invest worldwide.  The Fund often utilizes derivatives to express its positions.

In 2018, the Fund held 57 deals that completed during the year and four deals that were terminated.  This corresponds to an aggregate break percentage of 6.56 percent.

The following five deals were the largest positive contributors to 2018 Fund performance, in order of contribution:

2018 Top Contributors
Sky / Comcast
Express Scripts / Cigna
Time Warner / AT&T
Aetna / CVS
Monsanto / Bayer

The following five deals were the largest detractors from 2018 Fund performance, in order of contribution:

2018 Top Detractors	Commentary
Akorn / Fresenius	Deal Break – Material adverse change
NXP / Qualcomm	Deal Break – Failed to receive Chinese regulatory approval
Intu / Hammerson	Deal Break – Hammerson received takeover offer and walked away
Chicago Bridge & Iron /	Deal completed but we trimmed our position at a loss due to downside risk that
McDermott	arised shortly after adding the positions
SCANA / Dominion	Deal completed but we trimmed our position at a loss due to downside risk that
Energy	arised shortly after adding the positions

Over the course of the year, contribution from deals completed was +12.03%, while the total return from deals terminated was -6.21%. Deals that were pending as of year-end contributed +1.18% to the return.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Deals with targets in North America contributed +5.98%. Deals with targets in the EU contributed positive 87 basis points and deals with Australian targets contributed positive 16 basis points.  Friendly deals contributed +7.08%.  Hostile deals detracted 8 basis points.

Cash deals contributed +3.50%, pure stock deals detracted -2.12% and mixed deals contributed +5.63%.  Larger deals, with announced deal value greater than $2 billion, contributed +6.75%, while smaller deals contributed 25 basis points.

Communication Services was the best performing sector with a +4.79% contribution to Fund performance, while Real Estate was the worst performing sector with a -1.51% contribution.

We had 37 deals in the portfolio as of December 31, 2018 – 30 of which were greater than 50 basis points. The long market value leverage as of the end of the year was 0.99 times the Fund net assets while the short market value leverage was 0.25 times Fund net assets.

Outlook Going Forward
We expect market volatility will persist based on continued, and perhaps increasing, political and economic uncertainty and at least some Fed tightening.  The flat dollar yield curve also indicates a tug of war between the Fed on the front end and more natural market forces on the back end, i.e. (at the risk of over simplification), inflation vs. recession.  We have enjoyed a tremendous bull market in equities and bonds over the last several decades; however, we believe that the 60/40 model (60% broad-based equities and 40% bonds) has its challenges prospectively.

Our focus is to make improvements wherever we can and we expect to make incremental improvements to the strategy as we continue to conduct research. In all cases, our research and implementation will continue to draw heavily on our practical, active investment experience.

We are encouraged by our 2018 results, as they showed diversifying characteristics vis-a-vis many other asset classes and strategies.

Important Information:
All investing involves risk, including potential loss of principal. There is no guarantee that the method chosen will be successful.

The Fund uses investment techniques with risks that are different from the risks ordinarily associated with equity investments. Such techniques and strategies include merger arbitrage risks (in that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses), high portfolio turnover risks (which may increase the Fund’s brokerage costs, which would reduce performance), options risks, borrowing risks, short sale risks (the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls), and foreign investment risks (the securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers), which may increase volatility and may increase costs and lower performance. Foreign investing involves special risks such as currency fluctuations and political uncertainty.

The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. The Fund invests in derivatives for hedging and non-hedging purposes; please see the Fund’s Prospectus for a complete discussion of the risks of investing in the Fund.

Current and future portfolio holdings are subject to change and risk.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Returns included herein are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus. Top contributors and detractors include deal-specific hedges, as applicable. Portfolio attribution figures are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus and are based on our classifications, which are subject to change without notice. Reported leverage figures represent market value of the Fund’s portfolio holdings, excluding any cash and cash equivalents, divided by the Fund’s net assets as of the date reported. The benchmark is unmanaged and, unlike the Fund, the performance of the benchmark assumes little to no transaction costs, taxes, management fees or other expenses.

MPROVED SYSTEMATIC LONG-SHORT FUND

MProved Systematic Long-Short Fund
2018 Management’s Discussion of Fund Performance

Dear Shareholder,

Performance Update
The MProved Systematic Long-Short Fund (the “Fund”) returned -7.60% and -7.84% for the Investor and Institutional share classes, respectively, net of all fees and expenses for the calendar year ending December 31, 2018.  The Fund’s benchmark, a 50/50 percent blend of the S&P 1500 Composite and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned -1.32% over the same period. Realized beta1 to the S&P 1500 Composite for the year based on weekly returns was approximately 0.4.

Long-Short Strategies
The Fund utilizes systematic (or rules-based), long-short strategies that seek to identify companies we expect to be impacted by a significant corporate or market event, including corporate actions, abnormal price movements, investor sentiment, and shifts or disruptions in the company’s balance sheet, cash flow, or earnings fundamentals (referred to as “event-driven opportunities”) or other industry and market dynamics.

Our long-short strategies involve buying long securities that are expected to increase in value and selling short securities that are expected to decrease in value. We seek to profit when the price of a security changes to more accurately reflect the likelihood and potential impact of the occurrence, or non-occurrence, of such an event. We take long positions in securities we believe to be underpriced and short positions in securities we believe to be overpriced. The Fund often utilizes derivatives to express its positions.

In managing the Fund, we seek to obtain a level of market exposure greater than that of a market neutral fund. The method we use to obtain market exposure is to reduce the size of the short portfolio such that the Fund maintains a long bias.

The Fund’s current long-short strategy set includes both a Systematic Event Equity sub-strategy and a Systematic Long-Short Equity sub-strategy.

Systematic Event Equity
The Systematic Event Equity strategy detracted -3.7% from Fund net returns for the year.

Through the first nine months of 2018, the strategy experienced positive performance as gains on long positions offset losses on the short portfolio. In Q4, that reversed and gains in the short portfolio could not keep up with losses in the long portfolio. As a reminder, this strategy seeks to capture the returns associated with soft-catalyst event-driven investing. These catalysts include events such as announced stock buybacks or debt increases or reductions.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

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1
Measure of the volatility of an individual investment relative to the volatility of the market, or an index. Beta is intended to capture exposure to general market movements, not idiosyncratic factors such as company-specific news. For example, an equity with a beta of 1 to the equity market would expect to increase or decrease in value with the market.

MPROVED SYSTEMATIC LONG-SHORT FUND

Very simply, our portfolio holds long positions in companies with strong fundamentals that are doing prudent things, and short positions in companies with weak fundamentals that are doing imprudent things.  This naturally results in a quality tilt, which tends not to be rewarded in “risk on,” but does in “risk off.”  We are also thoughtful about the way in which we construct our portfolio, which reflects our many years of experience as active event managers.  For example, the systematic approach enables us to have a more diversified long portfolio than many traditional soft-catalyst event managers (we hold 100 long positions, on average).  This effect is even more pronounced on the short side of the portfolio, where we hold an average of 400 positions – for good reason.  The companies we tend to short can be extremely volatile, so ample diversification may help in this regard.  2008 taught us that it is important to hedge with single-names.

Our portfolio is likewise well-diversified across both sectors and market capitalizations. Sectors with significant long exposure included Industrials, Consumer Discretionary, Information Technology and Energy.  On the short side, our models favored single stocks in sectors such as Health Care, Communication Services and Energy, as well as stocks with smaller market capitalizations.

Systematic Long-Short Equity
The Systematic Long-Short Equity strategy detracted -3.9% from Fund net returns for the year.

This strategy attempts to capture the return streams associated with fundamental long-short equity investing using a systematic process informed by our decades of active management.  We build long-short portfolios based on short-to-medium-term equity signals that aim to ascertain prices – and believe we have devised a rigorous and scalable methodology for doing so.  While we don’t rely on academic specifications of value, we do have a significant value bias, and it showed in our 2018 performance, especially relative to our benchmark.

By all accounts, long-short equity managers suffered in 2018.  While our portfolio is likely more diversified than most, we suffered as well – especially in our long portfolio.

Sectors with significant numbers of long exposure included industrials, information technology and consumer discretionary.  On the short side, our models favored single stocks in sectors such as information technology, consumer discretionary and health care.  Both longs and shorts were also well-diversified across market capitalizations.

As we mentioned above, this strategy has been largely value-driven to date, therefore much of our research around this strategy has been focused on expanding the breadth of our long-short signals.  In December 2018, after months of research and testing, we added a mean-reversion signal, as well as a quality short signal.  We believe diversification across signal types will enhance the model and make it less susceptible to large, value-related drawdowns.

Outlook Going Forward
We expect market volatility will persist based on continued, and perhaps increasing, political and economic uncertainty and at least some Fed tightening.  The flat dollar yield curve also indicates a tug of war between the Fed on the front end and more natural market forces on the back end, i.e. (at the risk of over simplification), inflation vs. recession.  We have enjoyed a tremendous bull market in equities and bonds over the last several decades; however, we believe that the 60/40 model (60% broad-based equities and 40% bonds) has its challenges prospectively.

Our focus is to make improvements wherever we can.  We believe that the enhancements we have made to the Systematic Long-Short Equity strategy will diversify risk and return drivers of the portfolio and make it more robust to different market environments.  We expect to make incremental improvements to our strategies as we continue to conduct research.  In all cases, our research and implementation will continue to draw heavily on our practical, active investment experience.

MPROVED SYSTEMATIC LONG-SHORT FUND

Important Information:
All investing involves risk, including potential loss of principal. There is no guarantee that the method chosen will be successful.

The Fund is an actively managed, rules-based investment portfolio and is therefore subject to management risk. The Adviser bases certain trading decisions on systematic mathematical analysis of past price behavior. The future profitability of these strategies depends, in part, upon the assumption that the future price behavior will not be substantially different from past behavior. The Fund may incur substantial trading losses during periods when markets behave substantially differently from the period in which the Adviser’s models are derived. Long-short strategies are subject to the Adviser’s ability to accurately identify securities that are overvalued, in the case of short positions, or undervalued, in the case of long positions, in the market and depend on the market eventually recognizing the Adviser’s evaluation of the true value of the security. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Fund’s Prospectus for a complete discussion of the risks of investing in the Fund.

The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes.

Returns included herein are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus. Portfolio attribution figures are presented net of Annual Fund Operating Expenses as described in the Fund’s Prospectus and are based on our classifications, which are subject to change without notice. The benchmark is unmanaged and, unlike the Fund, the performance of the benchmark assumes little to no transaction costs, taxes, management fees or other expenses.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Hypothetical value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Institutional Class	4.28%	4.28%
ICE BofA Index(2)	1.87%	1.87%

(1)	Inception date of January 1, 2018.
(2)
The ICE BofA Merrill Lynch 3 Month Treasury Bill Index (“ICE BofA Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.75% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 2.92% and Net Expense: 2.16%

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Hypothetical value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Investor Class	3.88%	3.88%
ICE BofA Index	1.87%	1.87%

(1)	Inception date of January 1, 2018.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.75% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 3.17% and Net Expense: 2.41%

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Hypothetical value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Institutional Class	7.00%	7.00%
ICE BofA Index	1.87%	1.87%

(1)	Inception date of January 1, 2018.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.50% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 2.28% and Net Expense: 1.50%

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Hypothetical value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Investor Class	6.81%	6.81%
ICE BofA Index	1.87%	1.87%

(1)	Inception date of January 1, 2018.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.50% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 2.53% and Net Expense: 1.75%

MPROVED SYSTEMATIC LONG-SHORT FUND

Hypothetical value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Institutional Class	-7.60%	-7.60%
50% S&P 1500/50% ICE BofA Index(2)	-1.31%	-1.31%

(1)	Inception date of January 1, 2018.
(2)
The 50/50 blend consists of 50% of the S&P Composite 1500 and 50% ICE BofA Index. The S&P Composite 1500 combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600® to cover approximately 90% of the U.S. market capitalization. The ICE BofA Merrill Lynch 3 Month Treasury Bill Index (“ICE BofA Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.35% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 2.19% and Net Expense: 1.35%

MPROVED SYSTEMATIC LONG-SHORT FUND

Hypothetical value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (%) – As of December 31, 2018

		Annualized
	One Year	Since Inception(1)
Investor Class	-7.84%	-7.84%
50% S&P 1500/50% ICE BofA Index	-1.31%	-1.31%

(1)	Inception date of January 1, 2018.

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 833-MPROVED (833-677-6833).

Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.35% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least December 31, 2019.  Gross Expense: 2.44% and Net Expense: 1.60%

MPROVED FUNDS

Expense Example (Unaudited)
December 31, 2018

As a shareholder of the MProved Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

MProved Systematic Multi-Strategy Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2018)	(7/1/2018)	(12/31/2018)	(7/1/2018 to 12/31/2018)
Institutional Class
Actual(2)(3)	2.15%	$1,000.00	$1,067.40	$11.20
Hypothetical (5% annual return
before expenses)(4)	2.15%	$1,000.00	$1,014.37	$10.92

Investor Class
Actual(2)(3)	2.40%	$1,000.00	$1,064.40	$12.49
Hypothetical (5% annual return
before expenses)(4)	2.40%	$1,000.00	$1,013.11	$12.18

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2018 through December 31, 2018, of 6.74% and 6.44% for Institutional Class and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $9.12 and $10.41, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $8.89 and $10.16, respectively.

MPROVED FUNDS

Expense Example (Unaudited) – Continued
December 31, 2018

MProved Systematic Merger Arbitrage Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2018)	(7/1/2018)	(12/31/2018)	(7/1/2018 to 12/31/2018)
Institutional Class
Actual(2)(3)	1.56%	$1,000.00	$1,054.20	$8.08
Hypothetical (5% annual return
before expenses)(4)	1.56%	$1,000.00	$1,017.34	$7.93

Investor Class
Actual(2)(3)	1.81%	$1,000.00	$1,053.30	$9.37
Hypothetical (5% annual return
before expenses)(4)	1.81%	$1,000.00	$1,016.08	$9.20

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2018 through December 31, 2018, of 5.42% and 5.33% for Institutional Class and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $7.77 and $9.06, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $7.63 and $8.89, respectively.

Mproved Systematic Long-Short Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2018)	(7/1/2018)	(12/31/2018)	(7/1/2018 to 12/31/2018)
Institutional Class
Actual(2)	1.35%	$1,000.00	$ 939.00	$6.60
Hypothetical (5% annual return
before expenses)	1.35%	$1,000.00	$1,018.40	$6.87

Investor Class
Actual(2)	1.60%	$1,000.00	$ 938.50	$7.82
Hypothetical (5% annual return
before expenses)	1.60%	$1,000.00	$1,017.14	$8.13

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2018 through December 31, 2018, of (6.10)% and (6.15)% for Institutional Class and Investor Class, respectively.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
December 31, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long convertible preferred stocks, long convertible bonds, long short term investments, long U.S. Treasury Bills, long swap contracts and long futures contracts as of December 31, 2018. Data expressed excludes securities sold short, short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps and futures contracts are expressed as notional and not market value.

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short U.S. government notes, short swap contracts, and short futures contracts as of December 31, 2018. Data expressed excludes long investments, swap contracts, futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio(1) (Unaudited)
December 31, 2018

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts.
(2)
Data expressed as a percentage of long U.S. Treasury Bills, long short term investments, and long swap contracts as of December 31, 2018. Data expressed excludes short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC LONG-SHORT FUND

Allocation of Portfolio(1) (Unaudited)
December 31, 2018

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts.
(2)
Data expressed as a percentage of long common stocks, long U.S. Treasury Bills, long short term investments, and long swap contracts as of December 31, 2018. Data expressed excludes short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments
December 31, 2018

	Shares	Value
LONG INVESTMENTS – 72.90%
CONVERTIBLE PREFERRED STOCKS – 5.60%
Equity Real Estate Investment Trusts (REITs) – 2.02%
Crown Castle International Corporation
6.875%, 8/01/2020, Series A	325	$341,981

Machinery – 1.75%
Fortive Corporation
5.000%, 7/21/2021, Series A	325	295,506

Multi-Utilities – 1.83%
Sempra Energy
6.000%, 1/15/2021, Series A	3,250	309,108
Total Convertible Preferred Stocks
(Cost $1,016,768)		946,595

	Principal Amount
CONVERTIBLE BONDS – 27.65%
Advanced Micro Devices, Inc.
2.125%, 9/1/2026	$145,000	352,894
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/2024	325,000	310,624
Booking Holdings, Inc.
0.350%, 6/15/2020	325,000	438,543
DISH Network Corporation
3.375%, 8/15/2026	325,000	263,255
The Greenbrier Companies, Inc.
2.875%, 2/1/2024	325,000	320,984
iStar, Inc.
3.125%, 9/15/2022	325,000	293,651
LendingTree, Inc.
0.625%, 6/1/2022	325,000	404,394
The Medicines Company
2.500%, 1/15/2022	325,000	280,456
Microchip Technology, Inc.
2.250%, 2/15/2037	325,000	319,497
PRA Group, Inc.
3.500%, 6/1/2023	325,000	275,014
Redwood Trust, Inc.
4.750%, 8/15/2023	325,000	298,580

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2018

	Country	Principal Amount	Value
CONVERTIBLE BONDS – 27.65% (Continued)
RH
0.000%, 6/15/2019		$325,000	$363,655
Ship Finance International Ltd. (d)
5.750%, 10/15/2021	Bermuda	325,000	302,948
Wright Medical Group NV (d)
2.250%, 11/15/2021	Netherlands	325,000	446,623
Total Convertible Bonds
(Cost $4,850,853)			4,671,118

		Shares
SHORT TERM INVESTMENTS – 21.93%
First American Government Obligations Fund,
Share Class X, 2.36% (a)(b)		1,852,461	1,852,461
First American Treasury Obligations Fund,
Share Class X, 2.40% (a)(b)		1,852,461	1,852,461
Total Short Term Investments
(Cost $3,704,922)			3,704,922

U.S. TREASURY BILLS – 17.72%
United States Treasury Bills
Maturity Date: 01/29/2019, Yield to Maturity 2.31%		3,000,000	2,994,573
Total U.S. Treasury Bills
(Cost $2,994,566)			2,994,573
Total Long Investments
(Cost $12,567,109) – 72.90%			12,317,208

SECURITIES SOLD SHORT (c) – (19.30)%
SHORT COMMON STOCKS – (18.72)%
Air Freight & Logistics – (0.90)%
Atlas Air Worldwide Holdings, Inc.		(3,618)	(152,644)

Consumer Finance – (0.58)%
PRA Group, Inc.		(4,006)	(97,626)

Health Care Equipment & Supplies – (2.09)%
Wright Medical Group NV (d)	Netherlands	(12,979)	(353,288)

Internet & Direct Marketing Retail – (2.17)%
Booking Holdings, Inc.		(213)	(366,876)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
SECURITIES SOLD SHORT (c) – (19.30)% (Continued)
Machinery – (1.85)%
Fortive Corporation	(2,752)	$(186,200)
The Greenbrier Companies, Inc.	(3,200)	(126,528)
		(312,728)
Media – (0.49)%
DISH Network Corporation, Class A	(3,341)	(83,425)

Multi-Utilities – (1.19)%
Sempra Energy	(1,860)	(201,233)

Oil, Gas & Consumable Fuels – (0.45)%
Ship Finance International Ltd. (d)	(7,206)	(75,879)

Pharmaceuticals – (0.52)%
The Medicines Company	(4,564)	(87,355)

Semiconductors & Semiconductor Equipment – (3.34)%
Advanced Micro Devices, Inc.	(16,385)	(302,467)
Microchip Technology, Inc.	(3,628)	(260,926)
		(563,393)
Real Estate Investment Trusts (REITs) – (2.40)%
Crown Castle International Corporation	(1,938)	(210,525)
iStar, Inc.	(8,936)	(81,943)
Redwood Trust, Inc.	(7,524)	(113,387)
		(405,855)
Specialty Retail – (1.19)%
RH	(1,680)	(201,298)

Thrifts & Mortgage Finance – (1.55)%
LendingTree, Inc.	(1,190)	(261,288)

Total Short Common Stocks
Proceeds $(3,478,314)		(3,162,888)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2018

	Principal Amount	Value
SHORT U.S. GOVERNMENT NOTES – (0.58)%
United States Treasury Note
2.125%, 12/31/2022	$(100,000)	$(98,619)
Total Short U.S. Government Notes
Proceeds $(98,485)		(98,619)

Total Securities Sold Short
Proceeds $(3,576,799) – (19.30)%		(3,261,507)
Net Investments
(Net Cost $8,990,310) – 53.60%		9,055,701
Assets In Excess Of Liabilities (b) – 46.40%		7,838,897
Net Assets – 100.00%		$16,894,598

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
(b)
The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short, futures contracts and swap contracts. The total value of such assets as of December 31, 2018 is $4,882,689.

(c)	Securities sold short are not owned by the Fund and cannot produce income.
(d)	Foreign security.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Open Futures Contracts
December 31, 2018

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value(1)(2)	(Depreciation)
LONG FUTURES CONTRACTS
9/16/19	3 Month Euro Euribor	3	$861,691	$(43)	$40
3/16/20	90-Day Eurodollar	16	3,897,800	873	1,058
9/16/19	90-Day Eurodollar	16	3,893,600	348	621
3/18/20	90-Day Sterling	47	7,403,274	(749)	2,280
3/18/19	Australian Dollar Currency	3	211,560	(60)	(2,716)
3/19/19	Canadian Dollar Currency	2	147,020	140	(1,489)
1/18/19	CAC40 Index	2	108,354	1,203	3,458
3/20/19	Canadian 10 Year Bond	7	475,679	(256)	2,239
3/19/19	Coffee “C”	1	38,194	338	(171)
5/14/19	Corn	10	191,500	(103)	312
3/15/19	E-Mini S&P 500	1	125,260	960	1,596
3/7/19	Euro Buxl 30-Year Bond	1	158,072	—	(70)
3/15/19	Euro Stoxx 50	3	102,224	—	(25)
3/7/19	Euro-Bobl	10	1,161,911	—	2,994
3/15/19	FTSE 100 Index	1	84,876	(96)	190
1/10/19	Low Sulphur Gas Oil G	1	51,075	1,750	299
3/18/19	Mexican Peso Currency	4	100,500	138	1,181
1/30/19	MSCI Taiwan Index	3	107,820	870	1,535
5/29/19	Natural Gas	2	54,300	(3,984)	(1,084)
4/26/19	Platinum	2	80,060	420	216
3/21/19	SPI 200	1	97,922	(810)	597
3/20/19	U.S. Treasury 10-Year Notes (Chicago Board of Trade)	6	615,322	3,169	8,336
3/29/19	U.S. Treasury 2-Year Notes (Chicago Board of Trade)	12	2,370,181	1,561	1,845
3/29/19	U.S. Treasury 5-Year Notes (Chicago Board of Trade)	10	1,011,204	2,749	9,589
3/20/19	U.S. Treasury Long Bond (Chicago Board of Trade)	2	246,098	938	2,216
5/14/19	Wheat	3	76,575	(1,238)	(3,557)
				$8,118	$31,490

SHORT FUTURES CONTRACTS
12/16/19	3 Month Euro Euribor	(3)	$(861,462)	$—	$(46)
1/18/19	AEX Index	(1)	(111,761)	(855)	(3,088)
9/16/19	Canadian Banker’s Acceptance	(16)	(2,864,342)	293	(892)
3/18/19	British Pound Currency	(2)	(159,875)	(625)	(1,279)
3/18/19	Euro Foreign Exchange Currency	(5)	(720,000)	(577)	(3,080)
3/7/19	Euro-Bund	(1)	(117,669)	—	240
2/26/19	Gold 100 Oz	(1)	(128,130)	218	218
3/18/19	Japanese Yen Currency	(1)	(114,637)	42	42
3/18/19	New Zealand Dollar Currency	(1)	(67,200)	(30)	(62)
1/18/19	OMX Stockholm 30 Index	(4)	(63,557)	—	737
3/27/19	Silver	(2)	(155,400)	(1,612)	(6,879)
3/14/19	Soybean Oil	(4)	(66,840)	76	38
6/28/19	Sugar No. 11	(5)	(68,544)	1,736	2,694
				$(1,334)	$(11,357)

(1)	Net value is variation margin receivable (payable).
(2)	Futures contracts closed with net variation margin receivable is $489.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	1-800-FLOWERS.COM,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,233	$15,057	$(492)
	Inc., Class A
Goldman Sachs	Aaron’s, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,546	64,932	(2,937)
Goldman Sachs	ACCO Brands	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,930	13,065	(870)
	Corporation
Goldman Sachs	Accuray, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,289	11,197	(1,466)
Goldman Sachs	ACI Worldwide, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	528	14,589	248
Goldman Sachs	Acorda Therapeutics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	610	9,487	(1,877)
Goldman Sachs	Acuity Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	536	61,520	(1,675)
Goldman Sachs	Acushnet Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	652	13,715	(1,607)
	Corporation
Goldman Sachs	Adtalem Global	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	83	3,927	93
	Education, Inc.
Goldman Sachs	Aegion Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	825	13,443	(772)
Goldman Sachs	AES Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,009	29,004	(2,196)
Goldman Sachs	Affiliated Managers	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6	584	(35)
	Group
Goldman Sachs	AGCO Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	741	41,189	(870)
Goldman Sachs	Agnico Eagle Mines Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	402	(16,241)	(16)
Goldman Sachs	AK Steel Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,507	3,384	(895)
	Corporation
Goldman Sachs	Albemarle Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	229	17,638	(934)
Goldman Sachs	Alcoa Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,035	27,466	(2,363)
Goldman Sachs	Alexandria Real Estate	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	509	58,571	(5,133)
	Equities, Inc.
Goldman Sachs	Alexion	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	921	89,626	(945)
	Pharmaceuticals, Inc.
Goldman Sachs	Align Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	342	71,519	(397)
Goldman Sachs	Allegion plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,133	90,306	1,932
Goldman Sachs	Allergan plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,673	223,600	6,017
Goldman Sachs	Alliance Data Systems	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	143	21,423	(4,380)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Alliant Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	668	$28,212	$628
	Corporation
Goldman Sachs	Allison Transmission	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	59	2,587	19
	Holdings, Inc.
Goldman Sachs	Allscripts Healthcare	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,456	71,771	1,014
	Solutions, Inc.
Goldman Sachs	Altra Industrial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	2,109	(187)
	Motion Corporation
Goldman Sachs	AMAG	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	682	10,342	(1,593)
	Pharmaceuticals, Inc.
Goldman Sachs	Amdocs Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,285	192,188	(4,353)
Goldman Sachs	American Airlines	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	392	12,568	(592)
	Group, Inc.
Goldman Sachs	American Axle &	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,720	41,230	(918)
	Manufacturing
	Holdings, Inc.
Goldman Sachs	American Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,199	108,378	(5,247)
	Group, Inc.
Goldman Sachs	American Outdoor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,673	21,480	(2,093)
	Brands Corporation
Goldman Sachs	American Water	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	521	47,274	1,906
	Works Company, Inc.
Goldman Sachs	AmerisourceBergen	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,077	79,980	(10,832)
	Corporation
Goldman Sachs	Amkor Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,725	44,055	2,561
Goldman Sachs	Anadarko Petroleum	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	565	24,729	(3,855)
	Corporation
Goldman Sachs	AngioDynamics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	729	14,652	(496)
Goldman Sachs	Anixter International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	715	38,770	(2,915)
Goldman Sachs	Antero Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,014	65,729	(23,700)
	Corporation
Goldman Sachs	AON plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,622	235,666	6,175
Goldman Sachs	Apache Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	361	9,459	(2,458)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Apple, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	102	$16,089	$30
Goldman Sachs	Apple Hospitality	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,152	44,874	(4,423)
	REIT, Inc.
Goldman Sachs	AptarGroup, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,213	207,860	(12,257)
Goldman Sachs	ArcBest Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	388	13,272	(599)
Goldman Sachs	Arch Coal, Inc. Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	913	75,655	(1,667)
Goldman Sachs	Archer-Daniels-	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,319	217,793	(7,061)
	Midland Company
Goldman Sachs	Arconic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,104	35,410	(7,280)
Goldman Sachs	Arista Networks, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	14,957	675
Goldman Sachs	ARRIS International plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20,647	630,057	(3,939)
Goldman Sachs	ASGN, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	39	2,122	(282)
Goldman Sachs	Associated	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	102	2,015	(191)
	Banc-Corporation
Goldman Sachs	Astec Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,712	51,622	(4,018)
Goldman Sachs	Atkore International	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	759	15,037	586
	Group, Inc.
Goldman Sachs	Atmos Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16	1,481	(99)
	Corporation
Goldman Sachs	Autoliv, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	141	9,895	(169)
Goldman Sachs	Automatic Data	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,640	214,782	(9,312)
	Processing, Inc.
Goldman Sachs	Avis Budget Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	933	20,938	(3,535)
Goldman Sachs	Avista Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	659	27,935	(5,331)
Goldman Sachs	Axalta Coating	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,345	54,837	(950)
	Systems Ltd.
Goldman Sachs	Bank of Hawaii	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,300	87,456	(455)
	Corporation
Goldman Sachs	Bank of Montreal	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	21	1,370	2
Goldman Sachs	Bank OZK	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,851	42,246	2,310
Goldman Sachs	BB&T Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,345	144,891	4,088
Goldman Sachs	Beazer Homes USA, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9,953	94,194	(13,796)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Becton, Dickinson	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	469	$105,613	$3,263
	and Company
Goldman Sachs	Belden, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	278	11,593	(1,551)
Goldman Sachs	Belmond Ltd., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,846	196,201	2,385
Goldman Sachs	Bemis Company, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,668	122,232	(7,086)
Goldman Sachs	Benchmark Electronics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,460	52,020	(3,477)
Goldman Sachs	Berkshire Hathaway, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,128	229,973	(1,132)
	Class B
Goldman Sachs	Best Buy Company, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	514	27,195	(317)
Goldman Sachs	BinckBank NV	12/10/25	Receive	0.350% + EMMI EURO	Monthly	5,119	35,635	(385)
				Average Overnight Index
Goldman Sachs	Biogen, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	15,023	(814)
Goldman Sachs	Bio-Rad Laboratories,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,338	310,239	(28,466)
	Inc., Class A
Goldman Sachs	BioScrip, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,883	13,840	(1,226)
Goldman Sachs	Bio-Techne Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	53	7,670	347
Goldman Sachs	BJ’s Wholesale Club	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	170	3,761	(227)
	Holdings, Inc.
Goldman Sachs	Blackstone Mortgage	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,443	77,707	(7,822)
	Trust, Inc., Class A
Goldman Sachs	BOK Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	147	10,776	100
	Corporation
Goldman Sachs	Booking Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	139	239,275	3,239
Goldman Sachs	Booz Allen Hamilton	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	304	13,679	(1,089)
	Holding Corporation
Goldman Sachs	Brinker International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,323	58,088	(7,413)
Goldman Sachs	Brookfield Property	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	1,372	(103)
	REIT, Inc., Class A
Goldman Sachs	Brown & Brown, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	174	4,775	(26)
Goldman Sachs	Brunswick Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	111	5,152	121
Goldman Sachs	BSB Bancorp, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	368	10,306	(1,228)
Goldman Sachs	BTG plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	16,141	171,288	842

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Builders FirstSource, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,171	$34,539	$(3,640)
Goldman Sachs	Cabot Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	903	38,714	(2,481)
Goldman Sachs	CACI International,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,644	236,718	4,840
	Inc., Class A
Goldman Sachs	Cadence Design	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	336	14,588	251
	Systems, Inc.
Goldman Sachs	CAI International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,479	57,501	(309)
Goldman Sachs	California Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	526	8,946	(2,531)
	Corporation
Goldman Sachs	Cambrex Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	315	11,873	(2,387)
Goldman Sachs	Canadian Imperial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,473	184,302	483
	Bank of Commerce
Goldman Sachs	Canadian National	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,093	154,868	(10,207)
	Railway Company
Goldman Sachs	Cardtronics plc, Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	672	17,442	(2,920)
Goldman Sachs	CarMax, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	807	50,566	80
Goldman Sachs	Carrols Restaurant	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,381	13,567	(1,030)
	Group, Inc.
Goldman Sachs	Casey’s General	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	498	63,724	3,227
	Stores, Inc.
Goldman Sachs	Catalent, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	585	18,209	(3,038)
Goldman Sachs	Caterpillar, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	547	69,407	1,825
Goldman Sachs	CBOE Global	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	89	8,691	(146)
	Markets, Inc.
Goldman Sachs	CBS Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	903	39,392	(4,455)
	Class B
Goldman Sachs	Centene Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	37	4,266	97
Goldman Sachs	Centennial Resource	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	235	2,584	(992)
	Development, Inc., Class A
Goldman Sachs	Charles River	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	1,019	50
	Laboratories
	International, Inc.
Goldman Sachs	Charter Communications,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	342	97,303	(10,556)
	Inc., Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Check Point Software	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	$2,767	$(102)
	Technologies Ltd.
Goldman Sachs	The Cheesecake	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	178	7,733	(391)
	Factory, Inc.
Goldman Sachs	The Chemours Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	538	15,162	1,109
Goldman Sachs	The Children’s Place, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	516	46,431	(4,865)
Goldman Sachs	Cirrus Logic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	365	12,096	(1,318)
Goldman Sachs	Citigroup, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	624	32,431	(3,979)
Goldman Sachs	CNX Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	602	6,863	(1,186)
	Corporation
Goldman Sachs	Computer Programs	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	574	14,385	(711)
	& Systems, Inc.
Goldman Sachs	Conagra Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,975	63,466	(23,556)
Goldman Sachs	Conduent, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,976	42,194	(5,359)
Goldman Sachs	CoreLogic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,923	64,158	(9,224)
Goldman Sachs	Cracker Barrel Old	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	159	25,381	(2,127)
	Country Store, Inc.
Goldman Sachs	Crane Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	918	66,150	(6,175)
Goldman Sachs	CSW Industrials, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,422	68,647	(3,463)
Goldman Sachs	Cullen/Frost Bankers, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	483	42,438	(579)
Goldman Sachs	Cypress Semiconductor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	260	3,302	(65)
	Corporation
Goldman Sachs	Dave & Buster’s	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	957	42,574	(7,047)
	Entertainment, Inc.
Goldman Sachs	Dell Technologies,	1/1/20	Pay	0.000% + 1 Month LIBOR USD	Monthly	265	12,951	(2,337)
	Inc., Class C
Goldman Sachs	Deluxe Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,506	57,788	(11,352)
Goldman Sachs	Devon Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,901	87,771	(18,336)
	Corporation
Goldman Sachs	DiamondRock	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	10,241	92,836	(10,086)
	Hospitality Company
Goldman Sachs	Discover Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	236	13,909	126
	Services

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Dolby Laboratories,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	182	$11,251	$299
	Inc., Class A
Goldman Sachs	Domtar Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	137	4,805	(791)
Goldman Sachs	Donaldson Company, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	247	10,708	(406)
Goldman Sachs	Douglas Emmett, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,778	196,910	(12,016)
Goldman Sachs	Dover Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,827	200,315	(6,895)
Goldman Sachs	Drive Shack, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,291	12,879	(1,898)
Goldman Sachs	DSW, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	911	22,469	414
Goldman Sachs	Dycom Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	176	9,496	(391)
Goldman Sachs	Eagle	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,234	49,638	(4,535)
	Pharmaceuticals, Inc.
Goldman Sachs	East West Bancorp, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	496	21,572	(225)
Goldman Sachs	Eastman Chemical	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	958	69,935	(190)
	Company
Goldman Sachs	Eaton Vance Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,275	44,787	(2,000)
Goldman Sachs	Ecolab, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,457	214,557	504
Goldman Sachs	El Pollo Loco	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,028	15,572	121
	Holdings, Inc.
Goldman Sachs	Electro Scientific	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,049	180,923	8,729
	Industries, Inc.
Goldman Sachs	EMCOR Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	406	24,204	(1,933)
Goldman Sachs	Emergent	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	114	6,748	(708)
	BioSolutions, Inc.
Goldman Sachs	Encompass Health	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	608	37,502	(289)
	Corporation
Goldman Sachs	Engility Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	268	7,615	(331)
Goldman Sachs	EPR Properties	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	3,133	(293)
Goldman Sachs	Equinix, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	856	301,332	(25,991)
Goldman Sachs	Essendant, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	100	1,256	(5)
Goldman Sachs	The Estee Lauder	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	918	119,420	4,493
	Companies, Class A
Goldman Sachs	Esterline Technologies	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,057	491,889	17,717
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Etsy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	$2,946	$(397)
Goldman Sachs	Everest Re Group Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	161	35,047	1,624
Goldman Sachs	Everi Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,308	11,865	(2,352)
Goldman Sachs	The E.W. Scripps	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	880	13,820	(1,016)
	Company, Class A
Goldman Sachs	Exterran Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	669	11,820	(2,564)
Goldman Sachs	Extreme Networks, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,981	12,067	538
Goldman Sachs	Exxon Mobil Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,175	284,435	(19,418)
Goldman Sachs	F5 Networks, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	144	23,327	867
Goldman Sachs	FCB Financial Holdings,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,441	48,267	(20,223)
	Class A
Goldman Sachs	FedEx Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16	2,579	(343)
Goldman Sachs	Fidelity National	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	12,389	(270)
	Information Services, Inc.
Goldman Sachs	Finisar Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	15,418	332,431	(12,186)
Goldman Sachs	First Data Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,490	25,156	(1,246)
	Class A
Goldman Sachs	Fiserv, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,039	76,241	(1,414)
Goldman Sachs	FNB Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,879	18,458	(2,681)
Goldman Sachs	Fortive Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,924	265,091	(9,353)
Goldman Sachs	Fortune Brands Home	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	61	2,314	(284)
	& Security, Inc.
Goldman Sachs	Freeport-McMoRan, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,285	13,228	(805)
Goldman Sachs	Frontier Communications	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,801	4,278	(1,485)
	Corporation
Goldman Sachs	FTI Consulting, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	223	14,842	718
Goldman Sachs	GameStop Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	376	4,738	(406)
	Class A
Goldman Sachs	Gaming and Leisure	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	93	3,000	(226)
	Properties, Inc.
Goldman Sachs	The Gap, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	551	14,172	(700)
Goldman Sachs	Gartner, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	685	87,517	(2,463)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	GCP Applied	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,135	$27,821	$(1,235)
	Technologies, Inc.
JPMorgan	Gemalto NV	1/7/20	Receive	0.300% + 1 Month EURIBOR	Monthly	5,068	294,943	5,249
Securities
Goldman Sachs	Gemalto NV	12/10/25	Receive	0.350% + EMMI EURO	Monthly	2,573	149,374	178
				Overnight Index Average
Goldman Sachs	General Dynamics	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,801	282,990	7,549
	Corporation
Goldman Sachs	Gentherm, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,671	66,705	(1,906)
Goldman Sachs	Gilead Sciences, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	219	13,687	(993)
Goldman Sachs	Grand Canyon	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	517	49,701	1,220
	Education, Inc.
Goldman Sachs	Graphic Packaging	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	361	(26)
	Holding Company
Goldman Sachs	Green Bancorp, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	100	1,711	(108)
Goldman Sachs	Greenbrier	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,149	45,415	1,886
	Companies, Inc.
Goldman Sachs	Greif, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	302	11,187	(2,264)
Goldman Sachs	Group 1 Automotive, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	279	14,687	45
Goldman Sachs	Groupon, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24,129	77,102	2,302
Goldman Sachs	Guaranty Bancorp	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	703	14,561	(1,987)
Goldman Sachs	H&R Block, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	555	14,058	(949)
Goldman Sachs	The Hain Celestial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	48	760	(166)
	Group, Inc.
Goldman Sachs	Hanesbrands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	961	12,020	(2,549)
Goldman Sachs	Harley-Davidson, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	150	5,110	(628)
Goldman Sachs	Harmonic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,660	12,535	(1,004)
Goldman Sachs	Harris Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18	2,420	(89)
Goldman Sachs	Herc Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	814	21,119	(3,667)
Goldman Sachs	Hertz Global	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	168	2,290	(494)
	Holdings, Inc.
Goldman Sachs	Hess Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	555	22,434	(6,764)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Highwoods	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,660	$257,264	$(29,675)
	Properties, Inc.
Goldman Sachs	Hillenbrand, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	354	13,406	(1,030)
Goldman Sachs	Hill-Rom Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	157	13,881	(683)
Goldman Sachs	Honeywell	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	812	107,143	(3,869)
	International, Inc.
Goldman Sachs	Horizon Pharma plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	129	2,517	(18)
Goldman Sachs	The Howard Hughes	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	462	45,053	(245)
	Corporation
Goldman Sachs	HP, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,397	89,817	(10,760)
Goldman Sachs	Hudson Pacific	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	1,103	(94)
	Properties, Inc.
Goldman Sachs	Huntington Ingalls	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	54	10,274	536
	Industries, Inc.
Goldman Sachs	Huntsman Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	755	14,544	818
Goldman Sachs	IBERIABANK	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	67	4,300	(499)
	Corporation
Goldman Sachs	ICON plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	10,205	633
Goldman Sachs	ICU Medical, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	14	3,210	(37)
Goldman Sachs	IDEX Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,194	150,518	(9,048)
Goldman Sachs	InfraREIT, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,101	128,016	(314)
Goldman Sachs	Ingersoll-Rand plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,086	190,256	6,870
Goldman Sachs	Ingredion, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	913	83,317	(5,403)
Goldman Sachs	Integer Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	535	40,733	(4,079)
	Corporation
Goldman Sachs	Integrated Device	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,391	550,712	11,575
	Technology, Inc.
Goldman Sachs	International Game	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	755	11,026	(1,718)
	Technology plc
Goldman Sachs	International Paper	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,301	92,716	(10,277)
	Company
Goldman Sachs	International Petroleum	12/10/25	Pay	0.350% + Canadian	Monthly	1,342	4,853	(2,171)
	Corporation			Overnight Report Rate Average

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Interpublic Group	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	$1,153	$(114)
	of Companies, Inc.
Goldman Sachs	InterXion Holding NV	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	407	22,042	506
Goldman Sachs	Investment Technology	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	363	10,958	75
	Group, Inc.
Goldman Sachs	Invitation Homes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,785	75,881	(6,557)
Goldman Sachs	IPG Photonics	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18	2,036	(169)
	Corporation
Goldman Sachs	IQVIA Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	19	2,204	(38)
Goldman Sachs	ITT, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	2,651	(132)
Goldman Sachs	Jabil, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,315	82,124	9,506
Goldman Sachs	Jack Henry &	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,800	227,393	(12,919)
	Associates, Inc.
Goldman Sachs	Jardine Lloyd Thompson	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	8,947	215,531	(359)
	Group plc
Goldman Sachs	Jazz Pharmaceuticals plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	246	30,443	(4,285)
Goldman Sachs	JBG SMITH Properties	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	61	2,120	(283)
Goldman Sachs	JetBlue Airways	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,843	61,641	(7,110)
	Corporation
Goldman Sachs	Jones Lang Lasalle, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	4,424	(245)
Goldman Sachs	KAR Auction	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	893	42,546	(3,032)
	Services, Inc.
Goldman Sachs	The KeyW Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,291	21,970	(9,459)
	Corporation
Goldman Sachs	Kilroy Realty	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,824	114,580	(4,195)
	Corporation
Goldman Sachs	KLA-Tencor Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	767	68,534	(2,176)
Goldman Sachs	Kohls Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	461	30,540	1,737
Goldman Sachs	Koppers Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	824	14,019	(706)
Goldman Sachs	Kraton Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	585	12,756	(1,243)
Goldman Sachs	Laboratory Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	793	100,059	(9,920)
	of America Holdings

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Lam Research	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	299	$40,662	$(868)
	Corporation
Goldman Sachs	Lantheus Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	817	12,766	(1,074)
Goldman Sachs	Laredo Petroleum, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	15,115	54,614	(14,310)
Goldman Sachs	Leidos Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,461	287,432	(34,028)
Goldman Sachs	Lennar Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	698	27,325	77
	Class A
Goldman Sachs	Liberty Broadband	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	568	40,904	1,284
	Corporation, Class C
Goldman Sachs	Liberty Expedia	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	370	14,448	(792)
	Holdings, Inc., Class A
Goldman Sachs	Lincoln Electric	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,065	83,849	(1,319)
	Holdings, Inc.
Goldman Sachs	Lincoln National	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,120	160,016	3,004
	Corporation
Goldman Sachs	Lindsay Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	463	44,564	518
Goldman Sachs	LivaNova plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	174	15,912	835
Goldman Sachs	LKQ Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,425	33,761	(2,762)
Goldman Sachs	LSC	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,970	27,718	(13,072)
	Communications, Inc.
Goldman Sachs	Lumentum Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	277	11,619	(753)
Goldman Sachs	M&T Bank Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	675	96,548	614
Goldman Sachs	M/I Homes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	658	13,808	(1,819)
Goldman Sachs	Macy’s, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	790	23,498	(1,537)
Goldman Sachs	Mammoth Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	496	8,902	(1,672)
	Services, Inc.
Goldman Sachs	Manhattan	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	255	10,787	(1,163)
	Associates, Inc.
Goldman Sachs	ManpowerGroup, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	192	12,421	(1,626)
Goldman Sachs	Marriott International,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,145	124,132	(2,413)
	Inc., Class A
Goldman Sachs	Marsh & McLennan	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,395	111,225	2,280
	Companies, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Match Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	135	$5,766	$384
Goldman Sachs	MB Financial, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,065	121,211	(22,691)
Goldman Sachs	MEDNAX, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,414	46,656	866
Goldman Sachs	Medtronic plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2	182	(7)
Goldman Sachs	MercadoLibre, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	6,724	(1,247)
Goldman Sachs	Meridian Bioscience, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	810	14,040	(824)
Goldman Sachs	Meritor, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	948	16,008	831
Goldman Sachs	Mettler-Toledo	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4	2,259	(104)
	International, Inc.
Goldman Sachs	MGM Resorts	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,767	67,021	(4,893)
	International
Goldman Sachs	The Michaels	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,813	51,540	(8,134)
	Companies, Inc.
Goldman Sachs	Microchip	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	398	28,583	619
	Technology, Inc.
Goldman Sachs	Micron Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	388	12,291	(1,409)
Goldman Sachs	Mid-America Apartment	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,768	264,516	(15,396)
	Communities, Inc.
Goldman Sachs	Milacron Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,217	61,934	(3,018)
	Corporation
Goldman Sachs	Molson Coors Brewing	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	201	11,274	(1,464)
	Company, Class B
Goldman Sachs	Mondelez International,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	2,318	(222)
	Inc., Class A
Goldman Sachs	MongoDB, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	5,519	(49)
Goldman Sachs	Moog, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	177	13,694	13
Goldman Sachs	MRC Global, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,710	45,292	(9,913)
Goldman Sachs	MSC Industrial Direct	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	101	7,757	(558)
	Company, Class A
Goldman Sachs	Mylan NV	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	875	23,935	(2,796)
Goldman Sachs	Nasdaq, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	242	19,734	646
Goldman Sachs	National Cinemedia, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,251	14,564	(811)
Goldman Sachs	Navigant Consulting, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,947	70,771	456

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Navistar International	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	483	$12,513	$(1,344)
	Corporation
Goldman Sachs	NCI Building	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,540	18,376	(8,269)
	Systems, Inc.
Goldman Sachs	NetApp, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	319	19,004	(1,536)
Goldman Sachs	Nevsun Resources Ltd.	12/10/25	Pay	0.350% + Canadian	Monthly	36,421	159,419	569
				Overnight Report Rate Average
Goldman Sachs	New Relic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	4,447	(127)
Goldman Sachs	Newell Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,891	72,202	(16,045)
Goldman Sachs	Newfield Exploration	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22,840	333,998	(138,398)
	Company
Goldman Sachs	Newmont Mining	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	136	4,712	31
	Corporation
Goldman Sachs	News Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	277	3,139	(285)
	Class A
Goldman Sachs	Nexeo Solutions, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,501	47,175	(3,379)
Goldman Sachs	Nielsen Holdings plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	551	12,833	(1,730)
Goldman Sachs	Nike, Inc., Class B	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	536	39,716	1,652
Goldman Sachs	Nordstrom, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,459	67,897	(4,119)
Goldman Sachs	NTH Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	787	31,118	(779)
Goldman Sachs	Nuance	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,336	110,098	(16,025)
	Communications, Inc.
Goldman Sachs	Nucor Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	282	14,609	(72)
Goldman Sachs	Nutrisystem, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,864	213,231	(348)
Goldman Sachs	NuVasive, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	67	3,315	(445)
Goldman Sachs	Oasis Petroleum, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,043	22,317	(5,540)
Goldman Sachs	Occidental Petroleum	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,161	71,257	1,834
	Corporation
Goldman Sachs	Office Depot, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20,623	53,118	(7,514)
Goldman Sachs	Omnicell, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	1,590	(236)
Goldman Sachs	ON Semiconductor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,007	66,052	(3,549)
	Corporation
Goldman Sachs	ONEOK, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	826	44,508	(3,240)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Owens-Illinois, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,200	$55,084	$(1,332)
Goldman Sachs	Pacific Biosciences of	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24,505	181,009	(4,508)
	California, Inc.
Goldman Sachs	Pandora Media, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	938	7,576	(651)
Goldman Sachs	Papeles y Cartones de	12/10/25	Receive	0.350% + EMMI EURO	Monthly	4,008	77,068	90
	Europa SA			Overnight Index Average
Goldman Sachs	Paramount Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	109	1,367	(182)
Goldman Sachs	Park-Ohio Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	417	12,777	(992)
	Corporation
Goldman Sachs	Parsley Energy, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	698	11,135	(1,946)
	Class A
Goldman Sachs	Patrick Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	378	11,173	(2,121)
Goldman Sachs	Patterson Companies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,049	59,840	(9,891)
Goldman Sachs	PBF Energy, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	373	12,167	(421)
Goldman Sachs	PDC Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	94	2,793	(421)
Goldman Sachs	PDL BioPharma, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	29,669	85,909	(2,505)
Goldman Sachs	Pebblebrook Hotel Trust	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	240	6,783	(1,345)
Goldman Sachs	Penn Virginia Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	142	7,659	(2,098)
Goldman Sachs	Performance Food Group	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	320	10,314	(588)
	Company
Goldman Sachs	Phillips 66	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,341	115,430	856
Goldman Sachs	Pinnacle Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	414	(54)
	Partners, Inc.
Goldman Sachs	Pitney Bowes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,832	10,808	(2,181)
Goldman Sachs	Plexus Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,247	63,592	(7,288)
Goldman Sachs	PotlatchDeltic	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	2,211	(272)
	Corporation
Goldman Sachs	Poyry plc	12/10/25	Receive	0.350% + EMMI EURO	Monthly	1,480	17,711	429
				Overnight Index Average
Goldman Sachs	PPL Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	707	(70)
Goldman Sachs	Prestige Consumer	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	408	12,577	(2,103)
	Healthcare, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Progress Software	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	447	$15,842	$706
	Corporation
Goldman Sachs	Prologis, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,673	156,947	4,824
Goldman Sachs	Proofpoint, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,054	88,193	(8,016)
Goldman Sachs	Quad Graphics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,326	16,308	(2,932)
Goldman Sachs	Qualys, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	3,731	(51)
Goldman Sachs	Quanex Building	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,838	65,647	(2,811)
	Products Corporation
Goldman Sachs	Range Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	144	1,375	(618)
	Corporation
Goldman Sachs	Red Hat, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,939	515,320	14,351
Goldman Sachs	Regal Beloit Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	198	13,848	(1,143)
Goldman Sachs	Regency Centers	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	457	26,796	303
	Corporation
Goldman Sachs	Regis Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,211	88,199	2,478
Goldman Sachs	Renewable Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,748	70,517	(1,481)
	Group, Inc.
Goldman Sachs	Repligen Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	603	31,793	1,803
Goldman Sachs	RingCentral, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	326	26,837	829
Goldman Sachs	Rockwell	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,486	223,413	(5,158)
	Automation, Inc.
Goldman Sachs	Roper Technologies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	85	22,645	1,154
Goldman Sachs	Royal Caribbean	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	232	22,666	(1,948)
	Cruises Ltd.
Goldman Sachs	RR Donnelley &	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,218	24,573	(9,440)
	Sons Company
Goldman Sachs	Rush Enterprises, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,996	68,723	1,937
	Class A
Goldman Sachs	Sanderson Farms, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	147	14,592	531
Goldman Sachs	SCANA Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,279	251,873	49,686
Goldman Sachs	Sealed Air Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,141	74,483	940
Goldman Sachs	SEI Investments	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,013	185,080	(13,014)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Select Income REIT	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9,608	$70,692	$(11,214)
Goldman Sachs	Sempra Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	2,484	(182)
Goldman Sachs	SendGrid, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,496	236,898	31,153
Goldman Sachs	Sensient Technologies	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	576	32,118	(2,447)
	Corporation
Goldman Sachs	Shire plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,538	440,943	5,676
Goldman Sachs	Shoe Carnival, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,630	54,537	(2,628)
Goldman Sachs	Shopify, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3	415	(26)
Goldman Sachs	SIGA Technologies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,526	19,933	4,979
Goldman Sachs	Silgan Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,210	28,534	(2,321)
Goldman Sachs	Simon Property	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,584	265,842	(15,936)
	Group, Inc.
Goldman Sachs	Skyworks Solutions, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,084	139,461	(1,355)
Goldman Sachs	Snap-On, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	15,377	(629)
Goldman Sachs	Sonic Automotive, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	954	13,107	(593)
	Class A
Goldman Sachs	Southern Copper	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	100	3,072	(196)
	Corporation
Goldman Sachs	Southwest Airlines	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	3,480	(372)
	Company
Goldman Sachs	Southwestern Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,348	11,395	(3,303)
	Company
Goldman Sachs	Spectrum Brand	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,447	61,034	(7,496)
	Holdings, Inc.
Goldman Sachs	Spotify Technology SA	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	7,824	(484)
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51,678	300,171	(35,736)
Goldman Sachs	Sprouts Farmers	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,141	73,731	(3,066)
	Market, Inc.
Goldman Sachs	SS&C Technologies	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	270	12,161	(402)
	Holdings, Inc.
Goldman Sachs	The Stars Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	239	3,942	(336)
Goldman Sachs	State Bank Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	658	14,182	(1,222)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Steelcase, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	952	$14,097	$(269)
Goldman Sachs	STERIS plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	824	88,024	4,138
Goldman Sachs	Sterling Construction	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,235	13,428	(527)
	Company, Inc.
Goldman Sachs	Steven Madden Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	471	14,232	531
Goldman Sachs	Stewart Information	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,259	93,376	(530)
	Services Corporation
Goldman Sachs	Sun Communities, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	95	9,647	(643)
Goldman Sachs	Suncoke Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,130	26,720	(1,419)
Goldman Sachs	Suncor Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	112	3,127	(402)
Goldman Sachs	Synaptics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	382	14,193	(90)
Goldman Sachs	Synopsys, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	167	14,063	157
Goldman Sachs	Sysco Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,268	141,894	(5,571)
Goldman Sachs	Tailored Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	819	11,145	(6,480)
Goldman Sachs	Tandem Diabetes	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	296	11,224	1,311
	Care, Inc.
Goldman Sachs	Tech Data Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	145	11,844	(323)
Goldman Sachs	Tenet Healthcare	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	577	9,870	(3,586)
	Corporation
Goldman Sachs	Tenneco, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	459	12,552	(1,292)
Goldman Sachs	Tesaro, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,648	270,244	1,356
Goldman Sachs	Tiffany & Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	113	9,083	(627)
Goldman Sachs	The Timken Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	57	2,124	(13)
Goldman Sachs	Titan Machinery, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	616	8,086	(1,801)
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,538	14,450	(545)
Goldman Sachs	Torchmark Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,805	134,457	1,478
Goldman Sachs	The Toro Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6	335	16
Goldman Sachs	The Toronto-Dominion	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,709	134,506	(7,415)
	Bank
Goldman Sachs	Total System	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	374	30,383	726
	Services, Inc.
Goldman Sachs	TransUnion	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	863	48,954	(1,750)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Tribune Media Company,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	10,960	$496,616	$6,011
	Class A
Goldman Sachs	Trinseo SA	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	2,331	(36)
Goldman Sachs	Tyler Technologies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	126	23,379	412
Goldman Sachs	Tyson Foods, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,781	95,036	327
	Class A
Goldman Sachs	U.S. Bancorp	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,670	304,584	(8,701)
Goldman Sachs	UBS Group AG	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,821	22,510	(380)
Goldman Sachs	Unifi, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,811	64,100	(5,585)
Goldman Sachs	Unisys Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	340	3,948	(387)
Goldman Sachs	Unit Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	714	10,176	(3,312)
Goldman Sachs	United Technologies	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,888	307,449	5,578
	Corporation
Goldman Sachs	United Therapeutics	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	11,748	(72)
	Corporation
Goldman Sachs	UnitedHealth Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	221	54,998	(3,689)
Goldman Sachs	USG Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,151	219,535	(1,266)
Goldman Sachs	V.F. Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	3,276	(220)
Goldman Sachs	Varex Imaging	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	567	13,406	(241)
	Corporation
Goldman Sachs	Vectren Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,166	443,049	2,303
Goldman Sachs	Verint Systems, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	345	14,574	(958)
Goldman Sachs	Verisk Analytics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	377	41,076	(1,770)
Goldman Sachs	Viacom, Inc., Class B	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,776	45,565	(7,556)
Goldman Sachs	Visteon Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	952	57,291	(7,054)
Goldman Sachs	VMware, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	95	13,005	(2,120)
Goldman Sachs	Vornado Realty Trust	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	616	38,192	(834)
Goldman Sachs	W&T Offshore, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,235	13,300	(5,527)
Goldman Sachs	Wabash National	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,869	63,588	(2,630)
	Corporation
Goldman Sachs	Walgreens Boots	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	215	14,675	(2,083)
	Alliance, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Waters Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	385	$72,522	$(219)
Goldman Sachs	Watsco, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	77	10,709	9
Goldman Sachs	WESCO	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,120	53,677	(2,244)
	International, Inc.
Goldman Sachs	West Pharmaceutical	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	784	76,838	2,842
	Services, Inc.
Goldman Sachs	Western Digital	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,011	37,314	(5,179)
	Corporation
Goldman Sachs	Wildhorse Resource	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,001	84,442	(46,573)
	Development Corporation
Goldman Sachs	WPX Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,122	12,713	(2,098)
Goldman Sachs	Xperi Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,072	19,694	5,994
Goldman Sachs	XPO Logistics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	427	24,314	(4,064)
Goldman Sachs	Zillow Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	216	6,810	(988)
Goldman Sachs	Zimmer Biomet	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,384	143,470	4,113
	Holdings, Inc.
Goldman Sachs	Zoetis, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	184	15,730	539

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	22nd Century Group, Inc.	12/10/25	Pay	-13.730% + U.S. Federal Funds Effective Rate	Monthly	(4,208)	(10,570)	1,113
Goldman Sachs	2U, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(367)	(18,224)	2,585
Goldman Sachs	3D Systems Corporation	12/10/25	Receive	-1.050% + U.S. Federal Funds Effective Rate	Monthly	(663)	(6,738)	917
Goldman Sachs	8X8, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(819)	(14,757)	820
Goldman Sachs	A.O. Smith Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(399)	(17,026)	85
Goldman Sachs	AAON, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(379)	(13,273)	42
Goldman Sachs	Abeona Therapeutics, Inc.	12/10/25	Receive	-1.630% + U.S. Federal Funds Effective Rate	Monthly	(982)	(7,011)	1,354
Goldman Sachs	Abercrombie & Fitch	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(486)	(9,734)	(617)
	Company, Class A
Goldman Sachs	Acacia Communications,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(2,012)	81
	Inc.
Goldman Sachs	Acadia Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(1,728)	202
	Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Accelerate Diagnostics,	12/10/25	Pay	-5.600% + U.S. Federal Funds Effective Rate	Monthly	(2,692)	$(31,037)	$6,881
	Inc.
Goldman Sachs	Acceleron Pharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(51)	(2,218)	225
Goldman Sachs	Aclaris Therapeutics, Inc.	12/10/25	Receive	-1.190% + U.S. Federal Funds Effective Rate	Monthly	(1,719)	(12,688)	1,406
Goldman Sachs	Addus HomeCare	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(13,017)	1,268
	Corporation
Goldman Sachs	Adient plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,261)	(18,958)	7,314
Goldman Sachs	Adobe Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(4,294)	318
Goldman Sachs	Advanced Micro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(122)	(2,250)	111
	Devices, Inc.
Goldman Sachs	AECOM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(482)	(12,758)	935
Goldman Sachs	Aerie Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(354)	(12,764)	1,287
	Inc.
Goldman Sachs	AeroVironment, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(201)	(13,642)	390
Goldman Sachs	Agilent Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,928)	(264,671)	11,271
Goldman Sachs	Agios Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(262)	(12,065)	1,865
	Inc.
Goldman Sachs	AGNC Investment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14,823)	(259,742)	4,225
	Corporation
Goldman Sachs	Air Products and	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(730)	(116,747)	(1,622)
	Chemicals, Inc.
Goldman Sachs	Aircastle Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,556)	(78,454)	2,680
Goldman Sachs	Alder	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,352)	(44,550)	6,914
	Biopharmaceuticals, Inc.
Goldman Sachs	Allegheny Technologies,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(654)	(14,220)	1,960
	Inc.
Goldman Sachs	Allegiant Travel Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(11,008)	2,887
Goldman Sachs	Alnylam Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(334)	(24,324)	519
	Inc.
Goldman Sachs	Ambarella, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(254)	(8,878)	797
Goldman Sachs	AMC Entertainment	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(4,243)	(121,381)	8,512
	Holdings, Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Amcor Limited	12/10/25	Receive	-0.400% + RBA Interbank	Monthly	(12,967)	$(172,331)	$1,297
				Overnight Cash Rate
Goldman Sachs	Amedisys, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,094)	(127,957)	14,591
Goldman Sachs	American Campus	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,325)	(54,805)	1,629
	Communities, Inc.
Goldman Sachs	American Electric Power	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,125)	(83,991)	5,689
	Company, Inc.
Goldman Sachs	American Homes 4 Rent,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(535)	30
	Class A
Goldman Sachs	American International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,264)	(167,944)	(533)
	Group, Inc.
Goldman Sachs	American Public	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(89)	(2,530)	45
	Education, Inc.
Goldman Sachs	Amicus Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,579)	(15,110)	475
Goldman Sachs	Anika Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(2,384)	(143)
Goldman Sachs	Applied Materials, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(2,060)	59
Goldman Sachs	Applied Optoelectronics,	12/10/25	Receive	-2.500% + U.S. Federal Funds Effective Rate	Monthly	(417)	(6,436)	1,520
	Inc.
Goldman Sachs	Aqua America, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(5,976)	217
Goldman Sachs	AquaVenture	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(948)	(17,889)	(759)
	Holdings Limited
Goldman Sachs	Aramark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(210)	(6,075)	1,582
Goldman Sachs	Arbutus Biopharma	12/10/25	Receive	-0.510% + U.S. Federal Funds Effective Rate	Monthly	(200)	(765)	115
	Corporation
Goldman Sachs	Arch Capital Group Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(676)	(18,042)	711
Goldman Sachs	Arena Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(2,412)	92
	Inc.
Goldman Sachs	Armstrong Flooring, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(947)	(11,197)	2,402
Goldman Sachs	ArQule, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(469)	(1,297)	356
Goldman Sachs	Array BioPharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,881)	(26,772)	1,838
Goldman Sachs	Arrow Electronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,254)	(155,230)	6,427
Goldman Sachs	Arrowhead	12/10/25	Receive	-0.580% + U.S. Federal Funds Effective Rate	Monthly	(494)	(6,128)	346
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Ascena Retail Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,277)	$(8,214)	$1,630
Goldman Sachs	Ashland Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(220)	(15,604)	111
	Holdings, Inc.
Goldman Sachs	Aspen Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(13,145)	(529)
Goldman Sachs	Assembly Biosciences,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(2,237)	206
	Inc.
Goldman Sachs	Assured Guaranty Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(991)	(37,893)	640
Goldman Sachs	At Home Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(504)	(9,393)	894
Goldman Sachs	Atara Biotherapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,943)	282
Goldman Sachs	Athene Holding Ltd.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(354)	(14,084)	48
	Class A
Goldman Sachs	Atlassian Corporation plc,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(125)	(11,111)	(1,054)
	Class A
Goldman Sachs	Audentes Therapeutics,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(91)	(1,938)	178
	Inc.
Goldman Sachs	Autodesk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(642)	21
Goldman Sachs	Autonation, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,225)	(43,704)	(1,342)
Goldman Sachs	AVEO Pharmaceuticals,	12/10/25	Pay	-6.970% + U.S. Federal Funds Effective Rate	Monthly	(955)	(1,534)	375
	Inc.
Goldman Sachs	Avid Bioservices, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,104)	(12,708)	3,258
Goldman Sachs	AXA Equitable	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(1,595)	72
	Holdings, Inc.
Goldman Sachs	Axis Capital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(273)	(14,081)	981
	Holdings Limited
Goldman Sachs	AxoGen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(429)	(8,750)	3,978
Goldman Sachs	Axon Enterprise, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(421)	(18,398)	(83)
Goldman Sachs	B&G Foods, Inc.	12/10/25	Pay	-14.290% + U.S. Federal Funds Effective Rate	Monthly	(971)	(28,133)	791
Goldman Sachs	Badger Meter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(258)	(12,680)	1,187
Goldman Sachs	Baker Hughes,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(779)	(16,730)	116
	a GE Company
Goldman Sachs	Balchem Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(171)	(13,382)	471
Goldman Sachs	The Bank of New York	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,489)	(164,056)	3,503
	Mellon Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Bank of Nova Scotia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,548)	$(202,428)	$21,995
Goldman Sachs	BankUnited, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(4,398)	72
Goldman Sachs	Barnes & Noble, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,457)	(10,319)	(421)
Goldman Sachs	Bausch Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,171)	(21,597)	6,109
	Companies, Inc.
Goldman Sachs	Beacon Roofing	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,933)	80
	Supply, Inc.
Goldman Sachs	Big Lots, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(251)	(7,250)	531
Goldman Sachs	Biglari Holdings, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(11,683)	2,323
	Class B
Goldman Sachs	Black Hills Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(290)	(18,184)	1,345
Goldman Sachs	Blackline, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(379)	(15,503)	(423)
Goldman Sachs	Blackrock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(3,531)	7
Goldman Sachs	bluebird bio, Inc.	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(354)	(35,110)	(943)
Goldman Sachs	Blueprint Medicines	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(2,477)	149
	Corporation
Goldman Sachs	The Boeing Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(20,944)	431
Goldman Sachs	Boingo Wireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	(2,157)	293
Goldman Sachs	The Boston Beer	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(13,714)	1,114
	Company, Inc., Class A
Goldman Sachs	Boston Properties, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(2,136)	317
Goldman Sachs	Bottomline Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(3,500)	165
	(de), Inc.
Goldman Sachs	Box, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(999)	(16,843)	1,299
Goldman Sachs	Briggs & Stratton	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(982)	(12,829)	791
	Corporation
Goldman Sachs	Brighthouse	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,298)	(100,394)	13,288
	Financial, Inc.
Goldman Sachs	The Brink’s Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(188)	(12,141)	(476)
Goldman Sachs	Broadcom, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(152)	(38,637)	(1,165)
Goldman Sachs	Broadridge Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(887)	(85,322)	861
	Solutions, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Brown-Forman	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	$(11,793)	$(391)
	Corporation, Class B
Goldman Sachs	The Buckle, Inc.	12/10/25	Pay	-10.470% + U.S. Federal Funds Effective Rate	Monthly	(552)	(10,689)	(444)
Goldman Sachs	Bunge Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,712)	(91,375)	10,346
Goldman Sachs	Burlington Stores, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(41,110)	(1,189)
Goldman Sachs	Cadence Bancorporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(757)	(12,685)	2,145
Goldman Sachs	Caesarstone Ltd.	12/10/25	Pay	-2.600% + U.S. Federal Funds Effective Rate	Monthly	(280)	(3,819)	370
Goldman Sachs	CalAmp Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,570)	(46,376)	15,064
Goldman Sachs	Calavo Growers, Inc.	12/10/25	Receive	-0.580% + U.S. Federal Funds Effective Rate	Monthly	(114)	(8,308)	2,210
Goldman Sachs	Callon Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,247)	(8,082)	1,944
	Company
Goldman Sachs	Camden Property Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(16,984)	547
Goldman Sachs	Campbell Soup Company	12/10/25	Receive	-0.340% + U.S. Federal Funds Effective Rate	Monthly	(92)	(3,032)	442
Goldman Sachs	Canada Goose	12/10/25	Receive	-1.360% + U.S. Federal Funds Effective Rate	Monthly	(81)	(3,536)	1,198
	Holdings, Inc.
Goldman Sachs	Cantel Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(669)	54
	Corporation
Goldman Sachs	Capri Holdings Limited	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(406)	(15,377)	1,058
Goldman Sachs	Cara Therapeutics, Inc.	12/10/25	Receive	-1.720% + U.S. Federal Funds Effective Rate	Monthly	(124)	(1,612)	357
Goldman Sachs	CareDx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(1,959)	99
Goldman Sachs	Cargurus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(3,874)	190
Goldman Sachs	Carpenter Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(407)	(14,476)	1,648
	Corporation
Goldman Sachs	Carriage Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,920)	(60,690)	2,135
Goldman Sachs	Casella Waste Systems,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(456)	(12,975)	1,165
	Inc., Class A
Goldman Sachs	Cass Information	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(326)	(17,233)	301
	Systems, Inc.
Goldman Sachs	The Cato Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(932)	(13,285)	(78)
	Class A
Goldman Sachs	Cavco Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(11,458)	1,764
Goldman Sachs	CBIZ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(937)	(18,438)	203

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Celanese Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(840)	$(75,529)	$(1,046)
Goldman Sachs	Celgene Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,592)	(229,926)	21,801
Goldman Sachs	Century Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,635)	(11,937)	1,994
	Company
Goldman Sachs	Cerus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,748)	(13,916)	786
Goldman Sachs	CF Industries	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,096)	(47,656)	(2,403)
	Holdings, Inc.
Goldman Sachs	Chart Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(24,037)	(1,741)
Goldman Sachs	Chase Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(12,892)	66
Goldman Sachs	Chegg, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(581)	(16,493)	176
Goldman Sachs	ChemoCentryx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(187)	(2,038)	(195)
Goldman Sachs	Chesapeake Energy	12/10/25	Receive	-1.060% + U.S. Federal Funds Effective Rate	Monthly	(30,507)	(63,982)	45,706
	Corporation
Goldman Sachs	Chico’s FAS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(458)	(2,571)	83
Goldman Sachs	Chipotle Mexican	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(13,369)	1,121
	Grill, Inc.
Goldman Sachs	Churchill Downs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(2,680)	207
Goldman Sachs	Ciena Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,624)	(55,013)	(4,113)
Goldman Sachs	Cimarex Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(233)	(14,345)	3,182
	Company
Goldman Sachs	Cincinnati Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,006)	(232,452)	8,449
	Corporation
Goldman Sachs	Cinemark Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,728)	(61,787)	5,581
Goldman Sachs	Circor International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(446)	(9,486)	3,083
Goldman Sachs	Cisco Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,373)	(59,420)	4,342
Goldman Sachs	Citizens Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(925)	(27,466)	3,069
	Group, Inc.
Goldman Sachs	Clean Energy Fuels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,094)	(1,879)	407
Goldman Sachs	Clean Harbors, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(235)	(11,588)	1,267
Goldman Sachs	Clearwater Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(548)	(13,339)	1,481
	Corporation
Goldman Sachs	Clearway Energy, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(950)	(16,368)	951
	Class C

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Clovis Oncology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(752)	$(13,488)	$2,366
Goldman Sachs	Coca-Cola Consolidated,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(12,045)	2,789
	Inc.
Goldman Sachs	Coca-Cola European	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,008)	27
	Partners plc
Goldman Sachs	Cognex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(311)	(12,012)	864
Goldman Sachs	Coherent, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(7,918)	1,060
Goldman Sachs	Coherus Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(194)	(1,753)	255
Goldman Sachs	Colgate-Palmolive	12/10/25	Receive	-0.390% + U.S. Federal Funds Effective Rate	Monthly	(1,176)	(69,938)	7,013
	Company
Goldman Sachs	Collegium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(2,212)	227
	Pharmaceutical, Inc.
Goldman Sachs	Columbia Sportswear	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(4,116)	215
	Company
Goldman Sachs	Commerce Bancshares,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(732)	49
	Inc.
Goldman Sachs	CommScope Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(401)	(6,565)	224
	Company, Inc.
Goldman Sachs	Community Health	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(5,975)	(16,828)	10,731
	Systems, Inc.
Goldman Sachs	Compass Minerals	12/10/25	Receive	-0.590% + U.S. Federal Funds Effective Rate	Monthly	(353)	(14,701)	2,069
	International, Inc.			Effective Rate
Goldman Sachs	Concert Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(185)	(2,319)	(9)
	Inc.
Goldman Sachs	Conn’s, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,827)	443
Goldman Sachs	ConocoPhillips	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(903)	(56,235)	3,282
Goldman Sachs	Continental Resources,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(649)	(26,049)	4,604
	Inc.			Effective Rate
Goldman Sachs	The Cooper Companies,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(13,220)	(583)
	Inc.
Goldman Sachs	Copa Holdings, S.A,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(674)	(52,990)	397
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Corbus Pharmaceuticals	12/10/25	Pay	-4.200% + U.S. Federal Funds Effective Rate	Monthly	(1,117)	$(6,533)	$1,157
	Holdings, Inc.
Goldman Sachs	Corcept Therapeutics, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(636)	(8,489)	(195)
Goldman Sachs	Core Laboratories N.V.	12/10/25	Receive	-0.550% + U.S. Federal Funds Effective Rate	Monthly	(359)	(21,410)	1,211
Goldman Sachs	CoreSite Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(5,140)	594
	Corporation
Goldman Sachs	Corporate Office	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(225)	(4,730)	101
	Properties Trust
Goldman Sachs	Costamare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,587)	(15,728)	1,968
Goldman Sachs	CoStar Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(13,140)	1,167
Goldman Sachs	Costco Wholesale	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(12,815)	1,422
	Corporation
Goldman Sachs	Coupa Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(492)	(30,894)	(1,320)
Goldman Sachs	Credit Acceptance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(41,198)	978
	Corporation
Goldman Sachs	Crocs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(505)	(13,106)	(481)
Goldman Sachs	Cryoport, Inc.	12/10/25	Pay	-6.180% + U.S. Federal Funds Effective Rate	Monthly	(1,561)	(17,259)	297
Goldman Sachs	CubeSmart	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,914)	(83,497)	10,159
Goldman Sachs	Cutera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(119)	(2,023)	118
Goldman Sachs	CVS Health Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(255)	(16,688)	1,836
Goldman Sachs	CyberArk Software Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,397)	(103,456)	649
Goldman Sachs	CymaBay Therapeutics,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(274)	(2,154)	180
	Inc.
Goldman Sachs	Cytokinetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(2,190)	356
Goldman Sachs	Cytosorbents Corporation	12/10/25	Pay	-2.770% + U.S. Federal Funds Effective Rate	Monthly	(1,411)	(11,406)	1,730
Goldman Sachs	D.R. Horton, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,394)	(152,098)	8,107
Goldman Sachs	Danaher Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,851)	(190,809)	(7,196)
Goldman Sachs	DaVita, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(451)	(23,178)	3,413
Goldman Sachs	Deckers Outdoor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(635)	(81,199)	(2,400)
	Corporation
Goldman Sachs	Deere & Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(22,512)	(265)
Goldman Sachs	Delek US Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(781)	(25,357)	4,165

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Delta Air Lines, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(684)	$(34,088)	$4,264
Goldman Sachs	Denbury Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22,684)	(38,728)	14,219
Goldman Sachs	DENTSPLY SIRONA,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(908)	(33,764)	(1,249)
	Inc.
Goldman Sachs	Dermira, Inc.	12/10/25	Receive	-0.270% + U.S. Federal Funds Effective Rate	Monthly	(1,423)	(10,214)	5,244
Goldman Sachs	DexCom, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(2,752)	40
Goldman Sachs	Diamond Offshore	12/10/25	Receive	-0.890% + U.S. Federal Funds Effective Rate	Monthly	(2,233)	(21,060)	5,198
Goldman Sachs	Diamondback Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	(22,979)	(673)
Goldman Sachs	Dicerna Pharmaceuticals,	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(148)	(1,580)	284
Goldman Sachs	Dick’s Sporting Goods,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(9,254)	1,539
	Inc.
Goldman Sachs	Dillards, Inc., Class A	12/10/25	Pay	-2.700% + U.S. Federal Funds Effective Rate	Monthly	(159)	(9,590)	529
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(930)	(12,501)	2,007
Goldman Sachs	DistributionNOW, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,014)	(11,787)	1,881
Goldman Sachs	DMC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(117)	(4,105)	(20)
Goldman Sachs	Dollar General	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(162)	(17,497)	(537)
	Corporation
Goldman Sachs	Dollar Tree, Inc.	12/10/25	Receive	-0.26% + U.S. Federal Funds Effective Rate	Monthly	(2,241)	(202,287)	(9,127)
Goldman Sachs	Dominion Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,578)	(326,771)	1,823
Goldman Sachs	Dril-Quip, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(454)	(13,616)	2,061
Goldman Sachs	Duke Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(11,464)	504
Goldman Sachs	DXC Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(372)	41
	Company
Goldman Sachs	Dynavax Technologies	12/10/25	Receive	-0.390% + U.S. Federal Funds Effective Rate	Monthly	(981)	(8,966)	1,347
	Corporation
Goldman Sachs	e.l.f. Beauty, Inc.	12/10/25	Receive	-1.510% + U.S. Federal Funds Effective Rate	Monthly	(889)	(7,688)	2,165
Goldman Sachs	Earthstone Energy, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,111)	(5,013)	2,531
	Class A
Goldman Sachs	eBay, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,325)	(37,151)	1,427
Goldman Sachs	Ebix, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(233)	(9,906)	1,078
Goldman Sachs	Edgewell Personal Care	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(530)	(19,770)	2,346
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Elanco Animal Health,	12/10/25	Receive	-0.800% + U.S. Federal Funds Effective Rate	Monthly	(870)	$(27,430)	$(1,130)
	Inc.
Goldman Sachs	Enbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,836)	(88,100)	1,677
Goldman Sachs	Encana Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63,983)	(369,132)	147,343
Goldman Sachs	Endo International plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(489)	9
Goldman Sachs	Energy Fuels, Inc.	12/10/25	Pay	-17.430% + U.S. Federal Funds Effective Rate	Monthly	(8,496)	(24,345)	4,474
Goldman Sachs	Energy Recovery, Inc.	12/10/25	Pay	-2.720% + U.S. Federal Funds Effective Rate	Monthly	(1,394)	(9,369)	1,574
Goldman Sachs	Enphase Energy, Inc.	12/10/25	Pay	-12.810% + U.S. Federal Funds Effective Rate	Monthly	(1,199)	(5,714)	1,096
Goldman Sachs	EnPro Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(520)	(31,214)	2,206
Goldman Sachs	Entegris, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(697)	(29)
Goldman Sachs	Entercom	12/10/25	Receive	-0.690% + U.S. Federal Funds Effective Rate	Monthly	(2,532)	(14,440)	1,803
	Communications, Class A
Goldman Sachs	Entergy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(5,244)	152
Goldman Sachs	EPAM Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(12,630)	761
Goldman Sachs	Epizyme, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(327)	(2,012)	84
Goldman Sachs	EQT Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(2,019)	(49)
Goldman Sachs	Equity LifeStyle	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(397)	(38,528)	1,775
	Properties, Inc.
Goldman Sachs	Equity Residential	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(22,877)	1,992
Goldman Sachs	Eros International plc	12/10/25	Pay	-4.080% + U.S. Federal Funds Effective Rate	Monthly	(2,434)	(20,206)	1,003
Goldman Sachs	Esperion Therapeutics,	12/10/25	Receive	-0.810% + U.S. Federal Funds Effective Rate	Monthly	(156)	(7,167)	845
	Inc.
Goldman Sachs	Essent Group Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(3,277)	163
Goldman Sachs	Euronet Worldwide, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(394)	(40,288)	3,580
Goldman Sachs	Everbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(295)	(16,727)	(1,484)
Goldman Sachs	Eversource Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(155)	(10,069)	697
Goldman Sachs	Exact Sciences	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(6,554)	877
	Corporation
Goldman Sachs	Exelon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,012)	(135,678)	5,594
Goldman Sachs	Expedia Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(573)	(64,472)	3,280
Goldman Sachs	Expeditors International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(469)	(31,897)	1,201
	of Washington, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Express, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,686)	$(8,604)	$1,242
Goldman Sachs	Extra Space Storage, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(564)	(50,968)	4,699
Goldman Sachs	Extraction Oil & Gas, Inc.	12/10/25	Receive	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(10,451)	(44,769)	13,234
Goldman Sachs	Facebook, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(768)	(100,558)	4,981
Goldman Sachs	Fair Isaac Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(541)	(101,064)	(2,055)
Goldman Sachs	Farmer Brothers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(599)	(13,958)	406
	Company
Goldman Sachs	FARO Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(293)	(11,893)	964
Goldman Sachs	Fastenal Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(4,230)	245
Goldman Sachs	Fate Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(1,512)	411
Goldman Sachs	Federated Investors, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,751)	(46,446)	(2,858)
	Class B
Goldman Sachs	Fiat Chrysler	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(411)	(5,936)	369
	Automobiles NV
Goldman Sachs	FibroGen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(406)	(18,772)	(3,356)
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,260)	(39,565)	2,179
	Financial, Inc.
Goldman Sachs	Fifth Third Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,390)	(103,127)	21,944
Goldman Sachs	First American Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,257)	(56,048)	1,184
	Corporation
Goldman Sachs	First Hawaiian, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(1,709)	157
Goldman Sachs	First Republic Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(4,860)	430
Goldman Sachs	First Solar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(790)	(33,502)	107
Goldman Sachs	Five Below, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(13,594)	(882)
Goldman Sachs	Flexion Therapeutics, Inc.	12/10/25	Receive	-1.340% + U.S. Federal Funds Effective Rate	Monthly	(1,544)	(17,453)	5,470
Goldman Sachs	Floor & Decor Holdings,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(2,328)	396
	Inc., Class A
Goldman Sachs	Flowserve Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(301)	(11,431)	1,225
Goldman Sachs	Fluor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(409)	(13,149)	1,670
Goldman Sachs	Ford Motor Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,897)	(14,494)	2,136
Goldman Sachs	Forrester Research, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(318)	(14,199)	3
Goldman Sachs	Fortinet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,829)	33

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Forum Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,740)	$(11,299)	$3,993
	Technologies Inc.
Goldman Sachs	Fossil Group, Inc.	12/10/25	Receive	-0.490% + U.S. Federal Funds Effective Rate	Monthly	(200)	(3,142)	374
Goldman Sachs	Fox Factory Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(13,348)	658
	Corporation
Goldman Sachs	Franco-Nevada	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(2,174)	65
	Corporation
Goldman Sachs	Franklin Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(946)	(28,024)	2,475
Goldman Sachs	Frank’s International NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,312)	(22,478)	4,983
Goldman Sachs	Fresh Del Monte	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(550)	(15,529)	2,067
	Produce, Inc.
Goldman Sachs	Freshpet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(455)	(14,616)	(184)
Goldman Sachs	Frontline Ltd.	12/10/25	Pay	-7.910% + U.S. Federal Funds Effective Rate	Monthly	(2,192)	(12,169)	2,833
Goldman Sachs	Garmin Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(238)	(15,054)	649
Goldman Sachs	GasLog Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(847)	(13,923)	2,710
Goldman Sachs	GATX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(236)	(16,691)	1,465
Goldman Sachs	Generac Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(8,290)	481
Goldman Sachs	General Electric Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,950)	(60,119)	(4,373)
Goldman Sachs	General Motors Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,991)	(66,548)	2,869
Goldman Sachs	Genesee & Wyoming,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(4,363)	458
	Inc., Class A
Goldman Sachs	Genmark Diagnostics,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(464)	(2,252)	62
	Inc.
Goldman Sachs	Gentex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,080)	(21,801)	890
Goldman Sachs	Glaukos Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(2,076)	286
Goldman Sachs	Global Blood	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(215)	(8,815)	342
	Therapeutics, Inc.
Goldman Sachs	Global Payments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(130)	(13,400)	(574)
Goldman Sachs	GlycoMimetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(896)	(8,475)	963
Goldman Sachs	Golar LNG Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,242)	(26,992)	3,816
Goldman Sachs	The Goodyear Tire &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,712)	(75,669)	6,440
	Rubber Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	GoPro, Inc., Class A	12/10/25	Receive	-1.640% + U.S. Federal Funds Effective Rate	Monthly	(4,828)	$(20,444)	$3,534
Goldman Sachs	Graco, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(221)	(9,238)	48
Goldman Sachs	Gray Television, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,479)	(65,934)	11,322
Goldman Sachs	Great Lakes Dredge &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,599)	(30,409)	1,936
	Dock Company
Goldman Sachs	Green Dot Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(4,210)	(23)
	Class A
Goldman Sachs	Green Plains, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,049)	(13,735)	2,541
Goldman Sachs	GTT Communications,	12/10/25	Pay	-16.790% + U.S. Federal Funds Effective Rate	Monthly	(261)	(6,233)	1,848
	Inc.
Goldman Sachs	Guidewire Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(1,042)	64
Goldman Sachs	The Habit Restaurants,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,260)	(13,214)	1,302
	Inc., Class A
Goldman Sachs	Haemonetics Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(4,297)	139
Goldman Sachs	Halcon Resources	12/10/25	Receive	-0.940% + U.S. Federal Funds Effective Rate	Monthly	(8,565)	(14,537)	7,054
	Corporation
Goldman Sachs	Halliburton Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(558)	(14,814)	1,645
Goldman Sachs	The Hartford Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,795)	(301,832)	(11,553)
	Services Group, Inc.
Goldman Sachs	Hawaiian Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(470)	(17,191)	1,149
	Industries, Inc.
Goldman Sachs	Haynes International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(555)	(14,634)	1,687
Goldman Sachs	HD Supply Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,036)	(38,826)	428
Goldman Sachs	Healthcare Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(274)	(7,783)	889
	Trust, Inc.
Goldman Sachs	Healthcare Services	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(1,056)	(42,391)	1,408
	Group, Inc.
Goldman Sachs	Healthcare Trust of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,542)	206
	America, Inc., Class A
Goldman Sachs	HealthEquity, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(8,459)	1,251
Goldman Sachs	Hecla Mining Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,355)	(17,338)	383
Goldman Sachs	Helen of Troy Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(29,758)	1,289

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Helix Energy Solutions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,166)	$(11,701)	$3,713
	Group, Inc.
Goldman Sachs	Henry Schein, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(2,274)	195
Goldman Sachs	Herbalife Nutrition Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(7,832)	(321)
Goldman Sachs	Heron Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(2,695)	52
Goldman Sachs	Hewlett Packard	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,173)	(15,477)	1,670
	Enterprise
Goldman Sachs	Hexcel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,200)	(68,759)	279
Goldman Sachs	Hibbett Sports, Inc.	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(697)	(9,955)	848
Goldman Sachs	Hilton Grand	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(289)	(7,617)	596
	Vacations, Inc.
Goldman Sachs	Hilton Worldwide	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(660)	(47,334)	754
	Holdings, Inc.
Goldman Sachs	HollyFrontier	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,276)	145
	Corporation
Goldman Sachs	Host Hotels &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(125)	(2,081)	218
	Resorts, Inc.
Goldman Sachs	Hostess Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(222)	(2,426)	94
Goldman Sachs	Houghton Mifflin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,508)	(13,345)	725
	Harcourt Company
Goldman Sachs	Hubbell, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(3,772)	123
Goldman Sachs	Hubspot, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(9,796)	213
Goldman Sachs	Huntington Bancshares,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(627)	(7,464)	950
	Inc.
Goldman Sachs	Hyatt Hotels Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(308)	(20,797)	544
	Class A
Goldman Sachs	Ichor Holdings, Ltd.	12/10/25	Receive	-1.750% + U.S. Federal Funds Effective Rate	Monthly	(594)	(9,671)	291
Goldman Sachs	IDACORP, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(9,667)	907
Goldman Sachs	II-VI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,856)	(92,571)	9,263
Goldman Sachs	Illumina, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(572)	(171,352)	12,495
Goldman Sachs	Immersion Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(240)	(2,148)	(132)
Goldman Sachs	Immunogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(272)	(1,304)	149
Goldman Sachs	Immunomedics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,882)	(26,819)	6,134

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Impinj, Inc.	12/10/25	Pay	-8.100% + U.S. Federal Funds Effective Rate	Monthly	(947)	$(13,837)	$3,142
Goldman Sachs	Independent Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(326)	(14,901)	2,205
	Group, Inc.
Goldman Sachs	Infinera Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,415)	(37,519)	3,707
Goldman Sachs	Ingevity Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(2,257)	43
Goldman Sachs	Innoviva, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(611)	(10,650)	128
Goldman Sachs	Insmed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(1,965)	368
Goldman Sachs	Integra LifeSciences	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(631)	69
	Holdings Corporation
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(556)	(7,579)	1,244
Goldman Sachs	Interactive Brokers Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(913)	(49,847)	(1,232)
	Inc., Class A
Goldman Sachs	International Business	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(18,733)	958
	Machines Corporation
Goldman Sachs	International Petroleum	12/10/25	Pay	-0.700% + 1 Month SEK STIB	Monthly	(1,350)	(6,826)	2,668
	Corporation
Goldman Sachs	International Seaways,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,635)	(27,500)	2,471
	Inc.
Goldman Sachs	Intrepid Potash, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,085)	(23,590)	4,212
Goldman Sachs	Intrexon Corporation	12/10/25	Receive	-1.910% + U.S. Federal Funds Effective Rate	Monthly	(923)	(6,027)	2,307
Goldman Sachs	IntriCon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,633)	272
Goldman Sachs	Intuit, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,770)	53
Goldman Sachs	Intuitive Surgical, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(12,437)	346
Goldman Sachs	Invitae Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(155)	(1,712)	180
Goldman Sachs	Iovance Biotherapeutics,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(207)	(1,830)	17
	Inc.
Goldman Sachs	iRhythm Technologies,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(191)	(13,255)	361
	Inc.
Goldman Sachs	Iridium Communications,.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,436)	(63,311)	10,986
	Inc.
Goldman Sachs	iRobot Corporation	12/10/25	Receive	-0.930% + U.S. Federal Funds Effective Rate	Monthly	(89)	(7,444)	640
Goldman Sachs	J.B. Hunt Transport	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(6,790)	(46)
	Services, Inc..

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	J.C. Penney Company, Inc.	12/10/25	Pay	-22.100% + U.S. Federal Funds Effective Rate	Monthly	(29,486)	$(31,239)	$9,746
Goldman Sachs	The J.M. Smucker	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,507)	(140,777)	9,783
	Company
Goldman Sachs	J2 Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,043)	(72,316)	1,373
Goldman Sachs	Juniper Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,390)	(171,755)	4,993
Goldman Sachs	Kadmon Holdings, Inc.	12/10/25	Receive	-2.340% + U.S. Federal Funds Effective Rate	Monthly	(6,207)	(12,895)	1,577
Goldman Sachs	Karyopharm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(251)	(2,349)	146
	Therapeutics, Inc.
Goldman Sachs	KBR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,067)	(16,178)	1,566
Goldman Sachs	Kellogg Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,424)	97
Goldman Sachs	Kennametal, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(535)	(17,782)	1,991
Goldman Sachs	Keysight Technologies,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(852)	(52,836)	(2,840)
	Inc.
Goldman Sachs	Kimberly-Clark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,019)	(229,906)	(187)
	Corporation
Goldman Sachs	Kinder Morgan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,048)	(16,100)	978
Goldman Sachs	Kindred Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,122)	(12,270)	1,373
Goldman Sachs	Korn Ferry	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(4,583)	443
Goldman Sachs	The Kraft Heinz Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(354)	(15,235)	(119)
Goldman Sachs	Kratos Defense &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,096)	(15,426)	(476)
	Security Solutions, Inc.
Goldman Sachs	The Kroger Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(390)	(10,717)	532
Goldman Sachs	La Jolla Pharmaceutical	12/10/25	Receive	-2.430% + U.S. Federal Funds Effective Rate	Monthly	(615)	(5,790)	2,662
	Company
Goldman Sachs	Landstar System, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(669)	16
Goldman Sachs	Las Vegas Sands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,808)	(93,997)	2,441
	Corporation
Goldman Sachs	Lear Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(4,296)	78
Goldman Sachs	Legg Mason, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(751)	(19,135)	1,187
Goldman Sachs	Lendingtree, Inc.	12/10/25	Receive	-0.610% + U.S. Federal Funds Effective Rate	Monthly	(17)	(3,728)	399
Goldman Sachs	Lexicon Pharmaceuticals,	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(1,246)	(8,263)	596
	Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	LGI Homes, Inc.	12/10/25	Receive	-1.040% + U.S. Federal Funds Effective Rate	Monthly	(1,634)	$(73,842)	$(1,277)
Goldman Sachs	LHC Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(564)	(52,883)	4,645
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(722)	(17,951)	254
	Corporation – Liberty
	Braves, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,046)	(32,065)	1,466
	Corporation – Liberty
	Formula One, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,592)	(95,740)	4,334
	Corporation – Liberty
	Media Corporation –
	Sirius XM, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(2,127)	345
	Corporation – Liberty
	TripAdvisor
	Holdings, Inc., Class A
Goldman Sachs	Liberty Property Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,662)	(111,355)	12,182
Goldman Sachs	Life Storage, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(885)	(82,210)	6,239
Goldman Sachs	Ligand Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(7,054)	78
	Inc.
Goldman Sachs	Limoneira Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,380)	(26,945)	3,336
Goldman Sachs	Linde plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(44,894)	1,554
Goldman Sachs	Live Nation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(4,329)	521
	Entertainment, Inc.
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(307)	(11,844)	2,054
Goldman Sachs	Loews Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(8,778)	19
Goldman Sachs	Louisiana-Pacific	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,443)	(32,028)	(426)
	Corporation
Goldman Sachs	LPL Financial Holdings,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(775)	(47,308)	(1,254)
	Inc.
Goldman Sachs	Lumber Liquidators	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(1,996)	(18,978)	2,459
	Holdings
Goldman Sachs	MACOM Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(135)	(1,957)	146
	Solutions Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Macquarie Infrastructure	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(462)	$(16,869)	$1,989
	Corporation
Goldman Sachs	The Madison Square	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(14,443)	(119)
	Garden Company, Class A
Goldman Sachs	Magellan Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(318)	(18,071)	220
Goldman Sachs	Magna International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(5,858)	(21)
Goldman Sachs	Mallinckrodt plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(973)	(15,351)	4,676
Goldman Sachs	MannKind Corporation	12/10/25	Pay	-9.770% + U.S. Federal Funds Effective Rate	Monthly	(13,278)	(14,208)	8,903
Goldman Sachs	MarketAxess Holdings,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(9,495)	822
	Inc.
Goldman Sachs	Marriott Vacations	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(770)	(54,229)	1,673
	Worldwide Corporation
Goldman Sachs	Marten Transport Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(771)	(12,467)	1,033
Goldman Sachs	Martin Marietta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(93)	(15,965)	842
	Materials, Inc.
Goldman Sachs	Matador Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,208)	(49,743)	18,555
	Company
Goldman Sachs	Mattel, Inc.	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(1,054)	(10,513)	3,642
Goldman Sachs	Maxar Technologies Ltd.	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(959)	(11,455)	1,958
Goldman Sachs	MAXIMUS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,998)	(129,892)	9,688
Goldman Sachs	McDermott International,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,368)	(21,998)	3,397
	Inc.
Goldman Sachs	McKesson Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(617)	(68,073)	9,015
Goldman Sachs	MDU Resources Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(1,619)	150
	Inc.
Goldman Sachs	Medical Properties Trust,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(1,622)	92
	Inc.
Goldman Sachs	The Medicines Company	12/10/25	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(2,014)	(38,500)	4,368
Goldman Sachs	MediciNova, Inc.	12/10/25	Pay	-5.930% + U.S. Federal Funds Effective Rate	Monthly	(224)	(1,835)	168
Goldman Sachs	Medidata Solutions, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,145)	91
Goldman Sachs	Medifast, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,873)	196
Goldman Sachs	The Meet Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(558)	(2,581)	(376)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Mellanox Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	$(5,998)	$(16)
	Ltd.
Goldman Sachs	Merck & Co., Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,538)	(193,708)	1,007
Goldman Sachs	Meredith Corporation	12/10/25	Receive	-0.490% + U.S. Federal Funds Effective Rate	Monthly	(1,303)	(67,596)	4,447
Goldman Sachs	Meritage Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(470)	(17,239)	463
	Corporation
Goldman Sachs	Mesa Laboratories, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(13,946)	228
Goldman Sachs	Methanex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(224)	(10,778)	1,129
Goldman Sachs	MetLife, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(258)	(10,582)	(99)
Goldman Sachs	MGP Ingredients, Inc.	12/10/25	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(164)	(9,345)	751
Goldman Sachs	The Middleby	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(273)	(28,022)	1,302
	Corporation
Goldman Sachs	MINDBODY, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(371)	(13,494)	(3,992)
	Class A
Goldman Sachs	Minerva Neurosciences,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(325)	(2,188)	370
	Inc.
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/25	Receive	-0.610% + U.S. Federal Funds Effective Rate	Monthly	(53)	(2,246)	(172)
Goldman Sachs	Mohawk Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(428)	(50,001)	1,547
Goldman Sachs	Molina Healthcare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(424)	(49,214)	7,094
Goldman Sachs	Momenta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(222)	(2,447)	683
	Pharmaceuticals, Inc.
Goldman Sachs	The Mosaic Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,787)	(52,131)	7,646
Goldman Sachs	Motorcar Parts of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(618)	(10,271)	414
	America, Inc.
Goldman Sachs	Mueller Water Products,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,204)	(56,386)	5,778
	Inc., Class A
Goldman Sachs	Multi-Color Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(459)	(16,087)	1,948
Goldman Sachs	Murphy Oil Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(3,200)	909
Goldman Sachs	Murphy USA, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(222)	(17,004)	(576)
Goldman Sachs	Myers Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(887)	(13,386)	1,010
Goldman Sachs	Myriad Genetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(2,120)	181
Goldman Sachs	Nabors Industries Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25,940)	(51,790)	28,221
Goldman Sachs	Natera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(2,105)	422

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	National Fuel Gas	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(189)	$(9,667)	$550
	Company
Goldman Sachs	National Oilwell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,002)	(25,718)	4,021
	Varco, Inc.
Goldman Sachs	Nektar Therapeutics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(2,265)	272
Goldman Sachs	NeoGenomics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(897)	(11,297)	1,432
Goldman Sachs	NeoPhotonics	12/10/25	Pay	-3.250% + U.S. Federal Funds Effective Rate	Monthly	(1,864)	(12,086)	(82)
	Corporation
Goldman Sachs	Nevro Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(2,059)	129
Goldman Sachs	The New York Times	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(691)	(15,383)	1,968
	Company, Class A
Goldman Sachs	NN, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,429)	(29,685)	133
Goldman Sachs	Noble Corporation plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,191)	(10,964)	4,153
Goldman Sachs	Nordic American	12/10/25	Pay	-4.150% + U.S. Federal Funds Effective Rate	Monthly	(9,356)	(18,750)	6,983
	Tankers Ltd.
Goldman Sachs	Northern Oil and Gas, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13,050)	(29,457)	1,982
Goldman Sachs	Norwegian Cruise Line	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,251)	(52,963)	6,573
	Holdings Ltd.
Goldman Sachs	Nuvectra Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(1,926)	167
Goldman Sachs	NVR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(12,176)	155
Goldman Sachs	Oceaneering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,884)	(22,754)	6,368
	International, Inc.
Goldman Sachs	Office Properties	12/10/25	Pay	-2.870% + U.S. Federal Funds Effective Rate	Monthly	(9,476)	(65,162)	17,848
	Income Trust
Goldman Sachs	OGE Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,244)	(205,281)	8,785
Goldman Sachs	Oil States	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(793)	(11,307)	4,338
	International, Inc.
Goldman Sachs	Okta, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(2,167)	(46)
Goldman Sachs	Old Dominion Freight	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(17,766)	225
	Line, Inc.
Goldman Sachs	Olin Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(833)	(16,733)	(96)
Goldman Sachs	Ollie’s Bargain Outlet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(155)	(10,297)	418
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Omega Healthcare	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(126)	$(4,424)	$276
	Investors
Goldman Sachs	Omeros Corporation	12/10/25	Receive	-2.240% + U.S. Federal Funds Effective Rate	Monthly	(2,328)	(25,935)	6,704
Goldman Sachs	Omnicom Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(9,000)	274
Goldman Sachs	OPKO Health, Inc.	12/10/25	Receive	-1.750% + U.S. Federal Funds Effective Rate	Monthly	(1,292)	(3,884)	354
Goldman Sachs	Oracle Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,011)	(90,695)	3,460
Goldman Sachs	O’Reilly Automotive, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(25,805)	630
Goldman Sachs	Ormat Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(319)	(16,665)	452
Goldman Sachs	Overstock.Com, Inc.	12/10/25	Pay	-5.510% + U.S. Federal Funds Effective Rate	Monthly	(1,115)	(15,165)	4,182
Goldman Sachs	Owens & Minor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(356)	(2,251)	216
Goldman Sachs	Owens Corning	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,660)	(72,915)	8,442
Goldman Sachs	P.H. Glatfelter Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,294)	(12,613)	2,583
Goldman Sachs	PACCAR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(617)	(35,231)	(590)
Goldman Sachs	PacWest Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(2,793)	(19)
Goldman Sachs	Pagseguro Digital Ltd.,	12/10/25	Receive	-0.660% + U.S. Federal Funds Effective Rate	Monthly	(194)	(3,629)	515
	Class A
Goldman Sachs	Palo Alto Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(149)	(28,049)	(1,178)
Goldman Sachs	Papa John’s	12/10/25	Receive	-1.450% + U.S. Federal Funds Effective Rate	Monthly	(237)	(9,423)	1,261
	International, Inc.
Goldman Sachs	Park Electrochemical	12/10/25	Receive	-1.500% + U.S. Federal Funds Effective Rate	Monthly	(1,809)	(32,653)	(366)
	Corporation
Goldman Sachs	Party City Holdco, Inc.	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(5,533)	(55,154)	2,334
Goldman Sachs	Pattern Energy Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(923)	(17,164)	2,357
	Inc., Class A
Goldman Sachs	Paycom Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(403)	(49,288)	2,957
Goldman Sachs	pdvWireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(752)	(28,085)	770
Goldman Sachs	Peabody Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(900)	(27,405)	738
	Corporation
Goldman Sachs	Penumbra, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,343)	106
Goldman Sachs	People’s United	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(714)	(10,287)	1,247
	Financial, Inc.e
Goldman Sachs	Perrigo Company plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(619)	340

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	PetMed Express, Inc.	12/10/25	Receive	-0.680% + U.S. Federal Funds Effective Rate	Monthly	(427)	$(9,921)	$(348)
Goldman Sachs	PG&E Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(3,938)	334
Goldman Sachs	Photronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,833)	(17,725)	(1,095)
Goldman Sachs	Pinnacle West Capital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(2,638)	224
	Corporation
Goldman Sachs	Pioneer Natural	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(2,102)	186
	Resources Company
Goldman Sachs	Plug Power, Inc.	12/10/25	Pay	-10.880% + U.S. Federal Funds Effective Rate	Monthly	(53,216)	(66,439)	16,873
Goldman Sachs	Polaris Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(3,849)	574
Goldman Sachs	Popular, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,632)	(124,128)	13,455
Goldman Sachs	Portland General	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(834)	(38,194)	3,290
	Electric Company
Goldman Sachs	Portola Pharmaceuticals,	12/10/25	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(922)	(17,976)	1,091
	Inc.
Goldman Sachs	Powell Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(644)	(16,087)	1,573
Goldman Sachs	Principal Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(300)	(13,243)	(144)
	Group, Inc.
Goldman Sachs	The Procter & Gamble	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,639)	(150,554)	5,523
	Company
Goldman Sachs	The Progressive	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(783)	41
	Corporation
Goldman Sachs	PROS Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(499)	(15,651)	(77)
Goldman Sachs	Prosperity Bancshares,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(187)	(11,637)	740
	Inc.
Goldman Sachs	Prothena Corporation plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(1,646)	157
Goldman Sachs	Proto Labs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(13,065)	291
Goldman Sachs	PTC Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(2,194)	(67)
Goldman Sachs	PTC, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(429)	(35,523)	418
Goldman Sachs	Public Service Enterprise	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(897)	(46,633)	3,097
	Group, Inc.
Goldman Sachs	Puma Biotechnology, Inc.	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(77)	(1,565)	211
Goldman Sachs	QEP Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,249)	(46,370)	17,147
Goldman Sachs	Qorvo, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(2,790)	22

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Quaker Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	$(12,602)	$754
	Corporation
Goldman Sachs	QUALCOMM, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,654)	(94,047)	2,086
Goldman Sachs	Quanta Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(3,307)	139
Goldman Sachs	Quest Diagnostics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,164)	61
Goldman Sachs	Quinstreet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(2,173)	(137)
Goldman Sachs	Qurate Retail, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(624)	60
Goldman Sachs	R1 RCM, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,386)	(26,886)	2,487
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(2,145)	(204)
Goldman Sachs	Raymond James	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(10,108)	144
	Financial, Inc.
Goldman Sachs	Rayonier Advanced	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(943)	(10,025)	2,496
	Materials, Inc.
Goldman Sachs	RBC Bearings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(94)	(12,309)	571
Goldman Sachs	Realty Income	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(2,645)	125
	Corporation
Goldman Sachs	Red Robin Gourmet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(315)	(8,405)	1,605
	Burgers, Inc.
Goldman Sachs	Regeneron	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(23,869)	(8)
	Pharmaceuticals, Inc.
Goldman Sachs	REGENXBIO, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,508)	357
Goldman Sachs	Reinsurance Group of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(4,764)	(37)
	America, Inc.
Goldman Sachs	Reliance Steel &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(2,346)	159
	Aluminum Company
Goldman Sachs	RenaissanceRe	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(713)	(95,227)	3,153
	Holdings Ltd.
Goldman Sachs	ResMed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,106)	(239,553)	(5,350)
Goldman Sachs	REX American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(262)	(17,826)	(1,019)
	Resources Corporation
Goldman Sachs	RH	12/10/25	Receive	-1.050% + U.S. Federal Funds Effective Rate	Monthly	(85)	(10,172)	1,446
Goldman Sachs	Rigel Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(829)	(1,904)	319
	Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Robert Half	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	$(2,972)	$20
	International, Inc.
Goldman Sachs	Rocket Pharmaceuticals,	12/10/25	Receive	-1.830% + U.S. Federal Funds Effective Rate	Monthly	(609)	(9,015)	(178)
	Inc.
Goldman Sachs	Rollins, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(364)	(13,125)	768
Goldman Sachs	Royal Gold, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(2,563)	(76)
Goldman Sachs	RPC, Inc.	12/10/25	Receive	-0.680% + U.S. Federal Funds Effective Rate	Monthly	(814)	(8,023)	1,631
Goldman Sachs	RPM International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(4,403)	161
Goldman Sachs	Sage Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,435)	83
Goldman Sachs	Sangamo Therapeutics,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(181)	(2,076)	(37)
	Inc.
Goldman Sachs	Sanmina Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(663)	(15,934)	660
Goldman Sachs	Schlumberger Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(3,640)	565
Goldman Sachs	Schweitzer-Mauduit	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,228)	(55,743)	4,993
	International, Inc.
Goldman Sachs	Science Applications	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(6,878)	(432)
	International Corporation
Goldman Sachs	Scientific Games	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(2,197)	(129)
	Corporation
Goldman Sachs	Scorpio Bulkers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,121)	(17,238)	1,792
Goldman Sachs	Scorpio Tankers, Inc.	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(8,188)	(14,393)	2,196
Goldman Sachs	The Scotts Miracle-Gro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(345)	(21,177)	2,815
	Company
Goldman Sachs	Seaboard Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(14,135)	963
Goldman Sachs	Seattle Genetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(343)	(19,411)	1,165
Goldman Sachs	SeaWorld Entertainment,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(388)	(8,559)	1,894
	Inc.
Goldman Sachs	Select Medical Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(943)	(14,456)	2,763
	Corporation
Goldman Sachs	SemGroup Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,075)	(14,795)	2,462
	Class A
Goldman Sachs	Semtech Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(374)	(17,136)	356
Goldman Sachs	Senseonics Holdings, Inc.	12/10/25	Pay	-3.210% + U.S. Federal Funds Effective Rate	Monthly	(8,827)	(22,879)	3,352

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Service Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(388)	$(15,602)	$1,603
	International
Goldman Sachs	ServiceNow, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(2,134)	54
Goldman Sachs	Shake Shack, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(500)	(22,683)	1,282
	Class A
Goldman Sachs	The Sherwin-Williams	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(311)	(122,304)	(2,500)
	Company
Goldman Sachs	Ship Finance	12/10/25	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(1,376)	(14,470)	2,943
	International Ltd.
Goldman Sachs	Sientra, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(1,954)	657
Goldman Sachs	Signature Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(236)	(24,235)	2,898
Goldman Sachs	Signet Jewelers Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(91)	(2,887)	621
Goldman Sachs	Silicon Laboratories, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,102)	50
Goldman Sachs	SINA Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,714)	309
Goldman Sachs	Sirius XM Holdings, Inc.	12/10/25	Pay	-8.750% + U.S. Federal Funds Effective Rate	Monthly	(1,352)	(7,734)	851
Goldman Sachs	SiteOne Landscape	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(232)	(12,809)	626
	Supply, Inc.
Goldman Sachs	Skyline Champion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(93)	(1,364)	252
	Corporation
Goldman Sachs	Sonoco Products	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,486)	85
	Company
Goldman Sachs	Sotheby’s	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,243)	(49,375)	(4,134)
Goldman Sachs	The Southern Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(3,509)	249
Goldman Sachs	Spark Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(2,150)	(29)
Goldman Sachs	Spartan Motors, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(506)	(3,654)	(31)
Goldman Sachs	SpartanNash Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(2,420)	84
Goldman Sachs	Spectrum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(1,337)	514
	Pharmaceuticals, Inc.
Goldman Sachs	Spirit Airlines, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(2,141)	67
Goldman Sachs	Spirit Realty Capital, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(261)	(9,189)	776
Goldman Sachs	SPX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(486)	(13,598)	(466)
Goldman Sachs	Square, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(223)	(12,493)	1,061

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Starbucks Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,800)	$(115,880)	$(5,058)
Goldman Sachs	State Street Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,223)	(266,210)	(10,407)
Goldman Sachs	Steel Dynamics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(194)	(5,822)	404
Goldman Sachs	Sterling Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(362)	(5,969)	482
Goldman Sachs	STORE Capital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(1,131)	96
	Corporation
Goldman Sachs	SunPower Corporation	12/10/25	Pay	-17.070% + U.S. Federal Funds Effective Rate	Monthly	(5,535)	(27,908)	8,084
Goldman Sachs	Sunrun, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,066)	(22,467)	6,195
Goldman Sachs	Supernus	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(2,422)	246
	Pharmaceuticals, Inc.
Goldman Sachs	Surgery Partners, Inc.	12/10/25	Receive	-0.940% + U.S. Federal Funds Effective Rate	Monthly	(1,782)	(17,420)	5,523
Goldman Sachs	SVB Financial Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,116)	(211,691)	17,982
Goldman Sachs	Symantec Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(392)	(7,397)	1,141
Goldman Sachs	Synchrony Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,086)	(48,878)	4,023
Goldman Sachs	Syneos Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(4,322)	766
Goldman Sachs	SYNNEX Corporation	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(111)	(8,964)	(312)
Goldman Sachs	Synovus Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,818)	(90,036)	8,764
	Corporation
Goldman Sachs	Tableau Software, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(17,619)	525
	Class A
Goldman Sachs	Tahoe Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,720)	(35,439)	(734)
Goldman Sachs	Takeda Pharmaceutical	12/11/25	Pay	-5.750% + JPY Overnight Deposit	Monthly	(6,145)	(229,390)	21,270
	Company Ltd.
Goldman Sachs	Take-Two Interactive	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(12,655)	(18)
	Software, Inc.
Goldman Sachs	Tanger Factory Outlet	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(173)	(3,493)	721
	Centers, Inc.
Goldman Sachs	Targa Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(190)	(6,839)	534
	Corporation
Goldman Sachs	TCF Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(494)	(9,616)	807
	Corporation
Goldman Sachs	Team, Inc.	12/10/25	Receive	-0.420% + U.S. Federal Funds Effective Rate	Monthly	(1,585)	(23,191)	3,057
Goldman Sachs	TechTarget, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,034)	(12,609)	1,360

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Teck Resources Ltd.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	$(2,776)	$(8)
	Class B
Goldman Sachs	Teekay Corporation	12/10/25	Pay	-6.580% + U.S. Federal Funds Effective Rate	Monthly	(387)	(1,294)	152
Goldman Sachs	Teladoc Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(345)	(17,081)	1,346
Goldman Sachs	Tellurian, Inc.	12/10/25	Pay	-5.500% + U.S. Federal Funds Effective Rate	Monthly	(5,166)	(35,970)	(897)
Goldman Sachs	Tempur Sealy	12/10/25	Receive	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(207)	(8,558)	1,773
	International, Inc.
Goldman Sachs	Teradata Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(3,947)	(158)
Goldman Sachs	Teradyne, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(188)	8
Goldman Sachs	Terraform Power, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,553)	(17,405)	286
	Class A
Goldman Sachs	Tesla, Inc.	12/10/25	Receive	-0.360% + U.S. Federal Funds Effective Rate	Monthly	(89)	(29,584)	2,192
Goldman Sachs	Tetra Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,917)	(13,283)	2,531
Goldman Sachs	Texas Capital Bancshares,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	(7,963)	381
	Inc.
Goldman Sachs	Textainer Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,505)	(14,973)	745
	Holdings Ltd.
Goldman Sachs	TG Therapeutics, Inc.	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(396)	(1,621)	332
Goldman Sachs	TherapeuticsMD, Inc.	12/10/25	Receive	-2.070% + U.S. Federal Funds Effective Rate	Monthly	(4,992)	(18,995)	3,488
Goldman Sachs	Thor Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(550)	(28,562)	5,384
Goldman Sachs	Tidewater, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(725)	(13,851)	2,620
Goldman Sachs	TimkenSteel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,345)	(29,197)	4,957
Goldman Sachs	Tivity Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,078)	(26,724)	1,731
Goldman Sachs	T-Mobile US, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,744)	(301,323)	25,760
Goldman Sachs	Toll Brothers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(190)	(6,253)	(171)
Goldman Sachs	Tootsie Roll Industries,	12/10/25	Pay	-2.990% + U.S. Federal Funds Effective Rate	Monthly	(322)	(10,742)	241
	Inc.
Goldman Sachs	The Trade Desk, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,623)	227
	Class A
Goldman Sachs	TransEnterix, Inc.	12/10/25	Pay	-16.690% + U.S. Federal Funds Effective Rate	Monthly	(8,547)	(19,540)	6,162
Goldman Sachs	Transocean Ltd.	12/10/25	Receive	-0.710% + U.S. Federal Funds Effective Rate	Monthly	(2,965)	(20,550)	3,895
Goldman Sachs	TreeHouse Foods, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,418)	(15)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Trex Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(289)	$(17,135)	$989
Goldman Sachs	Trimble, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(197)	16
Goldman Sachs	Trinity Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(832)	(17,111)	1,169
Goldman Sachs	TripAdvisor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(772)	(41,588)	5,975
Goldman Sachs	Triton International Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(562)	(17,441)	946
Goldman Sachs	Tronox Ltd., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,285)	(48,846)	(2,964)
Goldman Sachs	TrueCar, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(1,451)	(13,130)	1,003
Goldman Sachs	Tucows, Inc., Class A	12/10/25	Pay	-7.640% + U.S. Federal Funds Effective Rate	Monthly	(190)	(11,446)	(474)
Goldman Sachs	Tutor Perini Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,096)	(17,482)	1,329
Goldman Sachs	Twilio, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,530)	(225,676)	(28,429)
Goldman Sachs	Two Harbors Investment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(235)	(3,013)	363
	Corporation
Goldman Sachs	U.S. Concrete, Inc.	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(283)	(9,972)	671
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/25	Pay	-4.950% + U.S. Federal Funds Effective Rate	Monthly	(89)	(8,873)	604
Goldman Sachs	UGI Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(3,570)	380
Goldman Sachs	The Ultimate Software	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(4,647)	106
	Group, Inc.
Goldman Sachs	Ultragenyx	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(6,686)	402
	Pharmaceutical, Inc.
Goldman Sachs	Under Armour, Inc.,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(613)	(10,815)	3,559
	Class A
Goldman Sachs	United Continental	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(12,547)	627
	Holdings, Inc.
Goldman Sachs	United States Steel	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(364)	62
	Corporation
Goldman Sachs	Univar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,705)	(30,206)	3,706
Goldman Sachs	Universal Display	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(115)	(10,744)	211
	Corporation
Goldman Sachs	Universal Electronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(12,522)	2,769
Goldman Sachs	Universal Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(9,081)	765
	Services, Inc., Class B
Goldman Sachs	Unum Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(3,785)	375

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	US Silica Holdings, Inc.	12/10/25	Receive	-1.380% + U.S. Federal Funds Effective Rate	Monthly	(710)	$(7,217)	$2,055
Goldman Sachs	USA Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,521)	(13,680)	1,162
Goldman Sachs	Vail Resorts, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(2,737)	165
Goldman Sachs	Valero Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(824)	12
	Corporation
Goldman Sachs	Varian Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(822)	(93,030)	4,632
	Systems, Inc.			Effective Rate
Goldman Sachs	Vectrus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(3,945)	99
Goldman Sachs	Veeco Instruments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(287)	(2,124)	98
Goldman Sachs	Veeva Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(312)	(27,837)	(206)
Goldman Sachs	Veoneer, Inc.	12/10/25	Receive	-2.420% + U.S. Federal Funds Effective Rate	Monthly	(392)	(9,226)	3,068
Goldman Sachs	Veracyte, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(180)	(2,262)	(123)
Goldman Sachs	Verastem, Inc.	12/10/25	Receive	-1.740% + U.S. Federal Funds Effective Rate	Monthly	(8,135)	(27,293)	8,805
Goldman Sachs	Veritex Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(1,473)	119
Goldman Sachs	Veritiv Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(3,342)	368
Goldman Sachs	Verizon Communications,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,869)	(104,995)	1,487
	Inc.
Goldman Sachs	Viad Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(385)	(19,264)	(551)
Goldman Sachs	ViaSat, Inc.	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(386)	(22,727)	2,455
Goldman Sachs	Vicor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(3,738)	(521)
Goldman Sachs	ViewRay, Inc.	12/10/25	Receive	-2.270% + U.S. Federal Funds Effective Rate	Monthly	(5,179)	(31,400)	1,128
Goldman Sachs	Viking Therapeutics, Inc.	12/10/25	Receive	-2.210% + U.S. Federal Funds Effective Rate	Monthly	(257)	(1,963)	512
Goldman Sachs	Virtusa Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(328)	(13,954)	(214)
Goldman Sachs	Vishay Intertechnology,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,317)	(41,678)	3,480
	Inc.
Goldman Sachs	Vistra Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,869)	(65,594)	3,119
Goldman Sachs	Voya Financial, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(3,047)	211
Goldman Sachs	Voyager Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(194)	(1,821)	243
Goldman Sachs	VSE Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(669)	(19,987)	837
Goldman Sachs	Vulcan Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(333)	(32,863)	841
	Company
Goldman Sachs	WABCO Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,641)	(175,944)	1,382

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Wabtec Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	$(5,051)	$1,041
Goldman Sachs	The Walt Disney	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(3,068)	26
	Company
Goldman Sachs	Waste Management, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(945)	(84,066)	(646)
Goldman Sachs	Wave Life Sciences Ltd.	12/10/25	Receive	-1.920% + U.S. Federal Funds Effective Rate	Monthly	(57)	(2,393)	274
Goldman Sachs	Wayfair, Inc., Class A	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(131)	(11,785)	1,940
Goldman Sachs	Weatherford International	12/10/25	Receive	-0.970% + U.S. Federal Funds Effective Rate	Monthly	(27,392)	(15,297)	(1,496)
	plc
Goldman Sachs	WEC Energy Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(782)	(54,097)	3,648
Goldman Sachs	Weight Watchers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,925)	379
	International, Inc.
Goldman Sachs	WellCare Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(313)	(73,838)	(1,392)
	Plans, Inc.
Goldman Sachs	Werner Enterprises, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(519)	(15,313)	802
Goldman Sachs	Western Alliance Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(2,682)	145
Goldman Sachs	Westlake Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(741)	(48,975)	1,688
	Corporation
Goldman Sachs	WEX, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(16,094)	566
Goldman Sachs	Whirlpool Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(4,056)	518
Goldman Sachs	Whiting Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,014)	(45,630)	14,589
	Corporation
Goldman Sachs	William Lyon Homes,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,960)	(42,264)	4,227
	Class A
Goldman Sachs	Williams Companies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(811)	(17,860)	1,993
Goldman Sachs	Williams-Sonoma, Inc.	12/10/25	Receive	-0.610% + U.S. Federal Funds Effective Rate	Monthly	(436)	(22,054)	1,485
Goldman Sachs	Willis Towers Watson plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(8,649)	236
Goldman Sachs	Willscot Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,054)	(9,914)	3,230
Goldman Sachs	Wingstop, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(237)	(15,197)	(638)
Goldman Sachs	Workday, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(233)	(37,163)	217
Goldman Sachs	World Wrestling	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(487)	(36,347)	202
	Entertainment, Inc.
Goldman Sachs	WR Grace & Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(6,873)	(385)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Wright Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,392)	$(65,040)	$(1,616)
	Group NV
Goldman Sachs	WW Grainger, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(379)	(106,890)	2,804
Goldman Sachs	Wyndham Hotels &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(6,435)	606
	Resorts, Inc.
Goldman Sachs	Xcel Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,576)	(274,394)	22,194
Goldman Sachs	Yandex NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(109)	5
Goldman Sachs	Yum China Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(486)	(16,276)	724
Goldman Sachs	Zagg, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	(2,423)	(7)
Goldman Sachs	Zendesk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(413)	(24,080)	40
Goldman Sachs	Ziopharm Oncology, Inc.	12/10/25	Pay	-8.980% + U.S. Federal Funds Effective Rate	Monthly	(2,657)	(5,004)	3,222
Goldman Sachs	Zogenix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(400)	(14,566)	2,313
								$348,856

(1)	Swaps unwound with zero units but a payable outstanding amounted to $(18) as of December 31, 2018.
*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
EMMI – European Money Market Institute
EURIBOR – Euribor (Euro Interbank Offered Rate)
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
RBA – Reserve Bank of Australia
SEK – Swedish Kroner
STIB – Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments
December 31, 2018

	Shares	Value
SHORT TERM INVESTMENTS – 52.22%
First American Government Obligations Fund, Share Class X, 2.30% (a)(b)	568,673	$568,673
First American Treasury Obligations Fund, Share Class X, 2.32% (a)	568,673	568,673
Total Short Term Investments
(Cost $1,137,346)		1,137,346

	Principal
	Amount
U.S. Treasury Bills – 34.38%
United States Treasury Bills
Maturity Date: 01/29/2019, Yield to Maturity 2.31%	$750,000	748,643
Total U.S. Treasury Bills
(Cost $748,641)		748,643

Total Long Investments
(Cost $1,885,987) – 86.60%		1,885,989

Total Investments
(Cost $1,885,987) – 86.60%		1,885,989
Assets In Excess Of Liabilities – 13.40%		291,727
Net Assets – 100.00%		$2,177,716

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of December 31, 2018 is $95,366.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	ARRIS International plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,252	$160,269	$(1,002)
Goldman Sachs	Avista Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	165	6,994	(1,335)
Goldman Sachs	Belmond Ltd., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,192	54,814	665
Goldman Sachs	Bemis Company, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	678	31,062	(1,801)
Goldman Sachs	BTG plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	4,099	34,127	213
Goldman Sachs	Electro Scientific	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,570	46,958	2,264
Goldman Sachs	Engility Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	68	1,932	(84)
Goldman Sachs	Esterline Technologies	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,053	127,674	4,601
	Corporation
Goldman Sachs	FCB Financial Holdings,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	496	16,614	(6,961)
	Class A
Goldman Sachs	Finisar Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,917	84,456	(3,097)
JP Morgan	Gemalto NV	1/7/20	Receive	0.300% + 1 Month EURIBOR	Monthly	1,840	93,461	1,906
Securities
Goldman Sachs	Guaranty Bancorp	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	169	3,501	(478)
Goldman Sachs	Integrated Device	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,959	143,056	3,007
	Technology, Inc.
Goldman Sachs	Investment Technology	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	91	2,747	19
Group, Inc.
Goldman Sachs	Jardine Lloyd	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	2,302	43,507	(92)
	Thompson Group plc
Goldman Sachs	MB Financial, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,019	40,298	(7,544)
Goldman Sachs	Nevsun Resources Ltd.	12/10/25	Pay	0.350% + Canadian Overnight	Monthly	9,392	56,123	147
				Report Rate Average
Goldman Sachs	Newfield Exploration	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,809	84,947	(35,188)
	Company
Goldman Sachs	Nexeo Solutions, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,418	12,160	(871)
Goldman Sachs	Nutrisystem, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,302	57,077	(88)
Goldman Sachs	Pacific Biosciences	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,234	46,048	(1,147)
	of California, Inc.
Goldman Sachs	Pandora Media, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	241	1,946	(167)
Goldman Sachs	Papeles y Cartones de	12/10/25	Receive	0.350% + EMMI EURO	Monthly	1,340	22,488	30
	Europa SA			Overnight Index Average

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Pebblebrook Hotel Trust	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	$1,696	$(336)
Goldman Sachs	Penn Virginia	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,888	(519)
	Corporation
Goldman Sachs	Red Hat, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	763	133,783	3,723
Goldman Sachs	SCANA Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,717	81,922	16,161
Goldman Sachs	Select Income REIT	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,471	18,181	(2,884)
Goldman Sachs	SendGrid, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,426	61,466	8,050
Goldman Sachs	Shire plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	623	108,238	1,393
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,923	98,297	(11,702)
Goldman Sachs	State Bank Financial	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	219	4,720	(407)
	Corporation
Goldman Sachs	Stewart Information	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	759	31,373	(178)
	Services Corporation
Goldman Sachs	Tesaro, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	954	70,673	359
Goldman Sachs	Tribune Media	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,874	130,224	1,615
	Company, Class A
Goldman Sachs	USG Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,520	107,311	(998)
Goldman Sachs	Vectren Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,482	106,487	553
Goldman Sachs	Wildhorse Resource	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,553	21,853	(12,056)
	Development
	Corporation

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	Amcor Limited	12/10/25	Receive	-0.400% + RBA Interbank	Monthly	(3,295)	(43,790)	330
				Overnight Cash Rate
Goldman Sachs	Cadence	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(250)	(4,189)	708
	Bancorporation
Goldman Sachs	Chesapeake Energy	12/10/25	Receive	-0.640% + U.S. Federal Funds Effective Rate	Monthly	(7,914)	(16,600)	11,856
	Corporation
Goldman Sachs	Denbury Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(444)	(757)	801
Goldman Sachs	Dominion Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,128)	(80,501)	(421)
Goldman Sachs	Encana Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14,552)	(83,948)	36,346

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(423)	$(13,282)	$732
	Financial, Inc.
Goldman Sachs	Fifth Third Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,460)	(34,297)	7,298
Goldman Sachs	II-VI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(794)	(25,736)	2,548
Goldman Sachs	Independent Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(3,474)	514
	Group, Inc.
Goldman Sachs	Office Properties	12/10/25	Pay	-2.870% + U.S. Federal Funds Effective Rate	Monthly	(2,437)	(16,758)	4,590
	Income Trust
Goldman Sachs	Science Applications	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(1,718)	36
	Intenational Corporation
Goldman Sachs	Sirius XM Holdings, Inc.	12/10/25	Pay	-8.750% + U.S. Federal Funds Effective Rate	Monthly	(348)	(1,991)	219
Goldman Sachs	Synovus Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(525)	(16,762)	7,335
	Corporation
Goldman Sachs	Takeda Pharmaceutical	12/11/25	Pay	-5.750% + JPY Overnight Deposit	Monthly	(1,508)	(6,170,093)	5,220
	Company Ltd.
Goldman Sachs	Tivity Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(274)	(6,793)	433
Goldman Sachs	T-Mobile US, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,542)	(97,943)	8,412
Goldman Sachs	Twilio, Inc., Class A	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(671)	(59,853)	(7,590)
Goldman Sachs	Univar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(438)	(7,760)	952
								$36,090

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
EURIBOR – Euribor (Euro Interbank Offered Rate)
JPY – Japanese Yen
RBA – Reserve Bank of Australia

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments
December 31, 2018

	Shares	Value
COMMON STOCKS – 59.34%

Aerospace & Defense – 0.48%
Arconic, Inc.	307	$5,176
The KeyW Holding Corporation (a)	549	3,673
		8,849
Air Freight & Logistics – 0.26%
XPO Logistics, Inc. (a)	86	4,905

Airlines – 0.74%
JetBlue Airways Corporation (a)	856	13,747

Auto Components – 1.76%
American Axle & Manufacturing Holdings, Inc. (a)	525	5,827
Gentherm, Inc. (a)	355	14,193
Visteon Corporation (a)	210	12,659
		32,679
Biotechnology – 1.60%
AMAG Pharmaceuticals, Inc. (a)	206	3,129
Eagle Pharmaceuticals, Inc. (a)	284	11,442
PDL BioPharma, Inc. (a)	5,243	15,205
		29,776
Building Products – 2.06%
Builders FirstSource, Inc. (a)	463	5,051
CSW Industrials, Inc. (a)	308	14,892
NCI Building Systems, Inc. (a)	565	4,096
Quanex Building Products Corporation	1,049	14,256
		38,295
Chemicals – 2.19%
Cabot Corporation	328	14,084
Eastman Chemical Company	203	14,842
GCP Applied Technologies, Inc. (a)	240	5,892
Westlake Chemical Corporation	90	5,955
		40,773
Commercial Services & Supplies – 1.66%
Clean Harbors, Inc. (a)	101	4,984
Deluxe Corporation	327	12,570
Quad/Graphics, Inc.	809	9,967
RR Donnelley & Sons Company	841	3,331
		30,852

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
Communications Equipment – 0.79%
Cisco Systems, Inc.	338	$14,646

Construction & Engineering – 0.00%
Arcosa, Inc. (a)	1	18

Containers & Packaging – 2.96%
International Paper Co.	488	19,696
Owens-Illinois, Inc.	787	13,568
Sealed Air Corporation	455	15,852
Silgan Holdings, Inc.	255	6,023
		55,139
Diversified Consumer Services – 1.16%
Regis Corporation (a)	1,277	21,645

Electrical Equipment – 0.79%
Acuity Brands, Inc.	128	14,714

Electronic Equipment, Instruments & Components – 1.71%
Anixter International, Inc. (a)	101	5,485
Benchmark Electronics, Inc.	605	12,814
Plexus Corporation (a)	265	13,536
		31,835
Entertainment – 0.29%
Viacom, Inc., Class B	210	5,397

Food & Staples Retailing – 1.53%
Sprouts Farmers Market, Inc. (a)	656	15,423
Walgreens Boots Alliance, Inc.	192	13,119
		28,542
Food Products – 0.77%
Ingredion, Inc.	157	14,350

Health Care Equipment & Supplies – 0.31%
Integer Holdings Corporation (a)	76	5,796

Health Care Providers & Services – 0.68%
Patterson Companies, Inc.	648	12,740

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
Health Care Technology – 0.82%
Allscripts Healthcare Solutions, Inc. (a)	1,583	$15,260

Hotels, Restaurants & Leisure – 1.70%
Brinker International, Inc.	304	13,370
International Game Technology plc	274	4,008
MGM Resorts International	588	14,265
		31,643
Household Durables – 1.80%
Beazer Homes USA, Inc. (a)	1,819	17,244
Newell Brands, Inc.	878	16,322
		33,566
Household Products – 0.70%
Spectrum Brands Holdings, Inc.	307	12,971

Independent Power and Renewable Electricity Producers – 0.68%
AES Corporation	424	6,131
NRG Energy, Inc.	166	6,574
		12,705
Internet & Direct Marketing Retail – 0.88%
Groupon, Inc. (a)	5,123	16,394

IT Services – 2.63%
Alliance Data Systems Corporation	24	3,602
Cardtronics plc, Class A (a)	151	3,926
Conduent, Inc. (a)	499	5,305
CoreLogic, Inc. (a)	408	13,635
Fidelity National Information Services, Inc.	44	4,512
First Data Corporation, Class A (a)	247	4,177
Leidos Holdings, Inc.	263	13,865
		49,022
Leisure Products – 0.26%
American Outdoor Brands Corporation (a)	374	4,810

Life Sciences Tools & Services – 0.83%
Waters Corporation (a)	82	15,469
The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
Machinery – 3.34%
AGCO Corporation	108	$6,012
Astec Industries, Inc.	460	13,887
Caterpillar, Inc.	119	15,121
Milacron Holdings Corporation (a)	1,131	13,448
Wabash National Corporation	1,056	13,813
		62,281
Metals & Mining – 0.58%
SunCoke Energy, Inc. (a)	661	5,651
United States Steel Corporation	278	5,071
		10,722
Multiline Retail – 1.43%
Kohl’s Corporation	97	6,435
Macy’s, Inc.	193	5,748
Nordstrom, Inc.	310	14,449
		26,632
Oil, Gas & Consumable Fuels – 7.12%
Anadarko Petroleum Corporation	119	5,217
Antero Resources Corporation (a)	1,241	11,653
Arch Coal, Inc., Class A	194	16,100
CNX Resources Corporation (a)	1,632	18,637
ConocoPhillips	334	20,825
Devon Energy Corporation	802	18,077
Hess Corporation	117	4,739
Laredo Petroleum, Inc. (a)	3,210	11,620
Oasis Petroleum, Inc. (a)	853	4,717
Renewable Energy Group, Inc. (a)	500	12,850
W&T Offshore, Inc. (a)	726	2,991
WPX Energy, Inc. (a)	446	5,062
		132,488
Professional Services – 0.83%
Navigant Consulting, Inc.	639	15,368

Road & Rail – 0.25%
Avis Budget Group, Inc. (a)	208	4,676

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
Semiconductors & Semiconductor Equipment – 2.72%
Amkor Technology, Inc. (a)	949	$6,225
KLA-Tencor Corporation	163	14,587
ON Semiconductor Corporation (a)	851	14,050
QUALCOMM, Inc.	278	15,821
		50,683
Software – 1.56%
Nuance Communications, Inc. (a)	1,429	18,905
Proofpoint, Inc. (a)	69	5,783
SS&C Technologies Holdings, Inc.	97	4,376
		29,064
Specialty Retail – 4.29%
Aaron’s, Inc.	349	14,675
CarMax, Inc. (a)	251	15,745
The Children’s Place, Inc.	119	10,721
The Michaels Companies, Inc. (a)	877	11,875
Office Depot, Inc.	4,376	11,290
Shoe Carnival, Inc.	375	12,566
Tailored Brands, Inc.	220	3,001
		79,873
Technology Hardware, Storage & Peripherals – 1.34%
HP, Inc.	964	19,723
Western Digital Corporation	143	5,287
		25,010
Textiles, Apparel & Luxury Goods – 0.73%
Unifi, Inc. (a)	597	13,636

Trading Companies & Distributors – 3.11%
CAI International, Inc. (a)	487	11,313
Herc Holdings, Inc. (a)	181	4,704
MRC Global, Inc. (a)	997	12,193
Rush Enterprises, Inc., Class A	433	14,930
WESCO International, Inc. (a)	307	14,736
		57,876
Total Common Stocks
(Cost $1,375,373)		1,104,847

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
SHORT TERM INVESTMENTS – 21.39%
First American Government Obligations Fund, Share Class X, 2.36% (b)(c)	199,141	$199,141
First American Treasury Obligations Fund, Share Class X, 2.40% (b)	199,142	199,142
Total Short Term Investments
(Cost $398,283)		398,283

	Principal
	Amount
U.S. Treasury Bills – 13.40%
United States Treasury Bill
Maturity Date: 1/29/2019, Yield to Maturity 2.30%	$250,000	$249,548

Total U.S. Treasury Bills
(Cost $249,547)		249,548

Total Investments
(Cost $2,023,203) – 94.13%		1,752,678
Assets In Excess Of Liabilities – 5.87%		109,208
Net Assets – 100.00%		$1,861,886

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is the United States unless otherwise noted.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
(c)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of December 31, 2018 is $24,813.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	1-800-FLOWERS.COM,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	181	$2,210	$(72)
	Inc., Class A
Goldman Sachs	ACCO Brands	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	284	1,922	(128)
	Corporation
Goldman Sachs	Accuray, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	506	1,723	(226)
Goldman Sachs	ACI Worldwide, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	78	2,155	37
Goldman Sachs	Acorda	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	1,494	(295)
	Therapeutics, Inc.
Goldman Sachs	Acushnet Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	2,019	(237)
	Corporation
Goldman Sachs	Aegion Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	1,972	(113)
Goldman Sachs	AGCO Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	37	2,057	(43)
Goldman Sachs	AK Steel Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	354	795	(210)
	Corporation
Goldman Sachs	Alcoa Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	1,884	(162)
Goldman Sachs	Alliance Data Systems	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	1,648	(337)
	Corporation
Goldman Sachs	Allison Transmission	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	2,148	15
	Holdings, Inc.
Goldman Sachs	American Airlines	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	1,860	(88)
	Group, Inc.
Goldman Sachs	American Axle &	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	181	2,006	(45)
	Manufacturing
	Holdings, Inc.
Goldman Sachs	Amkor Technology, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	327	2,142	125
Goldman Sachs	AngioDynamics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	107	2,151	(73)
Goldman Sachs	Anixter International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,898	(143)
Goldman Sachs	Antero Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	172	1,612	(581)
	Corporation
Goldman Sachs	ArcBest Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	57	1,950	(88)
Goldman Sachs	Arconic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	1,784	(367)
Goldman Sachs	Arrow Electronics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	29	1,996	(83)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Atkore International	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	111	$2,199	$86
	Group, Inc.
Goldman Sachs	Bank OZK	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	297	6,777	394
Goldman Sachs	Beazer Homes	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	201	1,902	(279)
	USA, Inc.
Goldman Sachs	Belden, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	41	1,710	(229)
Goldman Sachs	Biogen, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7	2,103	(114)
Goldman Sachs	BioScrip, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	571	2,035	(180)
Goldman Sachs	Booz Allen Hamilton	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45	2,025	(161)
	Holding Corporation
Goldman Sachs	Builders	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	160	1,743	(184)
	FirstSource, Inc.
Goldman Sachs	Cadence Design	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	2,127	37
	Systems, Inc.
Goldman Sachs	CAI International, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	89	2,064	(11)
Goldman Sachs	California Resources	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	82	1,395	(394)
	Corporation
Goldman Sachs	Cambrex Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	1,734	(349)
Goldman Sachs	Carrols Restaurant	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	203	1,994	(151)
	Group, Inc.
Goldman Sachs	The Cheesecake	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	1,043	(58)
	Factory, Inc.
Goldman Sachs	The Chemours	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	2,226	163
	Company
Goldman Sachs	Cirrus Logic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	59	1,954	(214)
Goldman Sachs	Computer Programs	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	2,105	(104)
	& Systems, Inc.
Goldman Sachs	Cracker Barrel Old	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	13	2,075	(146)
	Country Store, Inc.
Goldman Sachs	Dave & Buster’s	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	40	1,779	(340)
	Entertainment, Inc.
Goldman Sachs	Dell Technologies,	1/1/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	39	1,906	(382)
	Inc., Class C

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Drive Shack, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	484	$1,894	$(279)
Goldman Sachs	DSW, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	134	3,305	61
Goldman Sachs	The E.W. Scripps	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	129	2,026	(149)
	Company, Class A
Goldman Sachs	El Pollo Loco	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	151	2,287	18
	Holdings, Inc.
Goldman Sachs	Endo International plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	335	(197)
Goldman Sachs	Everi Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	339	1,743	(345)
Goldman Sachs	Exterran Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	98	1,731	(376)
Goldman Sachs	Extreme Networks, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	306	1,864	83
Goldman Sachs	First Data Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	115	1,942	(96)
	Class A
Goldman Sachs	Freeport-McMoRan,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	189	1,946	(118)
	Inc.
Goldman Sachs	Frontier Communications	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	357	848	(294)
	Corporation
Goldman Sachs	FTI Consulting, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	33	2,196	77
Goldman Sachs	GameStop Corporation,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	1,084	(93)
	Class A
Goldman Sachs	The Gap, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	81	2,083	(103)
Goldman Sachs	Gilead Sciences, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	32	1,998	(182)
Goldman Sachs	Greenbrier	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	169	6,680	294
	Companies, Inc.
Goldman Sachs	Greif, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	44	1,630	(330)
Goldman Sachs	Group 1 Automotive,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	41	2,158	7
	Inc.
Goldman Sachs	H&R Block, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	82	2,077	(140)
Goldman Sachs	Hanesbrands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	141	1,764	(374)
Goldman Sachs	Harmonic, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	391	1,843	(148)
Goldman Sachs	Hertz Global	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	968	(209)
	Holdings, Inc.
Goldman Sachs	Hillenbrand, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	52	1,969	(151)
Goldman Sachs	Hill-Rom Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	2,033	(100)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Hostess Brands, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	33	$361	$(26)
Goldman Sachs	Huntsman Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	111	2,138	120
Goldman Sachs	Ingredion, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	2,008	(131)
Goldman Sachs	Integer Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	1,980	(198)
	Corporation
Goldman Sachs	Kennametal, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	54	1,794	(202)
Goldman Sachs	The KeyW Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	230	1,535	(661)
	Corporation
Goldman Sachs	Koppers Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	2,059	(104)
Goldman Sachs	Kraton Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	1,875	(183)
Goldman Sachs	Lantheus Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	120	1,875	(158)
Goldman Sachs	Liberty Expedia	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	54	2,109	(116)
	Holdings, Inc.
Goldman Sachs	Lindsay Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	68	6,545	82
Goldman Sachs	M/I Homes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	97	2,036	(268)
Goldman Sachs	Mammoth Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	78	1,401	(262)
	Services, Inc.
Goldman Sachs	ManpowerGroup, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	28	1,811	(237)
Goldman Sachs	Match Group, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	30	1,281	85
Goldman Sachs	Meridian Bioscience,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	119	2,063	(121)
	Inc.
Goldman Sachs	Meritor, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	139	2,347	122
Goldman Sachs	Micron Technology,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	57	1,806	(207)
	Inc.
Goldman Sachs	Molson Coors Brewing	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,962	(256)
	Company, Class B
Goldman Sachs	Moog, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	2,012	2
Goldman Sachs	MSC Industrial Direct	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26	1,997	(144)
	Company, Class A
Goldman Sachs	Murphy USA, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	28	2,143	84
Goldman Sachs	National Cinemedia, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	331	2,142	(119)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Navistar International	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	$1,839	$(198)
	Corporation
Goldman Sachs	Nielsen Holdings plc	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	81	1,887	(254)
Goldman Sachs	Nuance	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	141	1,862	(271)
	Communications, Inc.
Goldman Sachs	Owens Corning	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	43	1,888	(219)
Goldman Sachs	Park-Ohio Holdings	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	61	1,869	(145)
	Corporation
Goldman Sachs	Patrick Industries, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	1,655	(314)
Goldman Sachs	PBF Energy, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,055	(71)
	Class A
Goldman Sachs	PDL BioPharma, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	732	2,120	(62)
Goldman Sachs	Performance Food	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	2,126	(122)
	Group Company
Goldman Sachs	Pitney Bowes, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	269	1,587	(320)
Goldman Sachs	Prestige Consumer	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	1,850	(309)
	Healthcare, Inc.
Goldman Sachs	Progress Software	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	2,339	104
	Corporation
Goldman Sachs	Regal Beloit	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	29	2,028	(167)
	Corporation
Goldman Sachs	Regeneron	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6	2,238	1
	Pharmaceuticals, Inc.
Goldman Sachs	Renewable Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	2,156	(45)
	Group, Inc.
Goldman Sachs	RR Donnelley & Sons	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	363	1,435	(551)
	Company
Goldman Sachs	SIGA Technologies, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	371	2,928	731
Goldman Sachs	Snap-On, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	14	2,031	(83)
Goldman Sachs	Sonic Automotive, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	140	1,923	(87)
	Class A
Goldman Sachs	Southwestern Energy	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	492	1,675	(485)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Steelcase, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	140	$2,073	$(40)
Goldman Sachs	Sterling Construction	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	181	1,968	(77)
	Company, Inc.
Goldman Sachs	Steven Madden Ltd.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	2,085	78
Goldman Sachs	Synaptics, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	2,081	(13)
Goldman Sachs	Syneos Health, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7	275	(61)
Goldman Sachs	Synopsys, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	2,103	(93)
Goldman Sachs	Tech Data Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	2,042	(56)
Goldman Sachs	Teekay Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	360	(86)
Goldman Sachs	Tenet Healthcare	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	85	1,454	(528)
	Corporation
Goldman Sachs	Tenneco, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	67	1,832	(189)
Goldman Sachs	Titan Machinery, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	109	1,431	(318)
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	226	2,123	(80)
Goldman Sachs	Tyson Foods, Inc.,	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	2,026	(110)
	Class A
Goldman Sachs	Unisys Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	82	952	(93)
Goldman Sachs	Unit Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	105	1,496	(487)
Goldman Sachs	United Therapeutics	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	19	2,066	(13)
	Corporation
Goldman Sachs	Varex Imaging	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	83	1,962	(35)
	Corporation
Goldman Sachs	Verint Systems, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	2,154	(142)
Goldman Sachs	Viacom, Inc., Class B	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	73	1,873	(311)
Goldman Sachs	VMware, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	14	1,917	(312)
Goldman Sachs	Western Digital	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	1,808	(251)
	Corporation
Goldman Sachs	Xperi Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	158	2,903	883
Goldman Sachs	Zimmer Biomet	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20	2,071	(127)
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	22nd Century	12/10/25	Pay	-13.730% + U.S. Federal Funds Effective Rate	Monthly	(448)	$(1,125)	$122
	Group, Inc.
Goldman Sachs	2U, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,092)	155
Goldman Sachs	3D Systems Corporation	12/10/25	Receive	-1.050% + U.S. Federal Funds Effective Rate	Monthly	(71)	(722)	100
Goldman Sachs	8X8, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,135)	63
Goldman Sachs	AAON, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,016)	3
Goldman Sachs	Abeona	12/10/25	Receive	-1.630% + U.S. Federal Funds Effective Rate	Monthly	(106)	(757)	147
	Therapeutics, Inc.
Goldman Sachs	Abercrombie & Fitch	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,042)	(66)
	Company, Class A
Goldman Sachs	Acacia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(228)	10
	Communications, Inc.
Goldman Sachs	Acadia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(178)	23
	Pharmaceuticals, Inc.
Goldman Sachs	Accelerate	12/10/25	Pay	-5.600% + U.S. Federal Funds Effective Rate	Monthly	(255)	(2,940)	658
	Diagnostics, Inc.
Goldman Sachs	Acceleron Pharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(217)	23
Goldman Sachs	Aclaris	12/10/25	Receive	-1.190% + U.S. Federal Funds Effective Rate	Monthly	(180)	(1,329)	152
	Therapeutics, Inc.
Goldman Sachs	Addus HomeCare	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,017)	99
	Corporation
Goldman Sachs	Adient plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(1,729)	670
Goldman Sachs	Advanced Micro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(240)	13
	Devices, Inc.
Goldman Sachs	AECOM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,615)	123
Goldman Sachs	Aerie	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(973)	98
	Pharmaceuticals, Inc.
Goldman Sachs	AeroVironment, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,018)	29
Goldman Sachs	Agios	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(921)	142
	Pharmaceuticals, Inc.
Goldman Sachs	Aircastle Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(463)	(7,974)	274
Goldman Sachs	Alder	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(461)	(4,719)	733
	Biopharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Allegheny	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	$(1,544)	$218
	Technologies, Inc.
Goldman Sachs	Allegiant Travel	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(801)	210
	Company
Goldman Sachs	Allergan plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,602)	227
Goldman Sachs	Alnylam	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(947)	20
	Pharmaceuticals, Inc.
Goldman Sachs	Ambarella, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(27)	(944)	85
Goldman Sachs	AMC Entertainment	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(403)	(4,944)	807
	Holdings, Class A
Goldman Sachs	American Public	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(256)	5
	Education, Inc.
Goldman Sachs	AmerisourceBergen	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,635)	211
	Corporation
Goldman Sachs	Amicus	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(1,588)	53
	Therapeutics, Inc.
Goldman Sachs	Anika	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(235)	(14)
	Therapeutics, Inc.
Goldman Sachs	Applied	12/10/25	Receive	-2.500% + U.S. Federal Funds Effective Rate	Monthly	(44)	(679)	163
	Optoelectronics, Inc.
Goldman Sachs	AquaVenture	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(1,887)	(81)
	Holdings Limited
Goldman Sachs	Arbutus Biopharma	12/10/25	Receive	-0.510% + U.S. Federal Funds Effective Rate	Monthly	(17)	(65)	10
	Corporation
Goldman Sachs	Archer-Daniels-	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,678)	140
	Midland Company
Goldman Sachs	Arena	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(272)	12
	Pharmaceuticals, Inc.
Goldman Sachs	Armstrong	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(851)	183
	Flooring, Inc.
Goldman Sachs	ArQule, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(144)	40
Goldman Sachs	Arrowhead 12/10/25	12/10/25	Receive	-0.580% + U.S. Federal Funds Effective Rate	Monthly	(53)	(658)	38
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Ascena Retail	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(350)	$(877)	$175
	Group, Inc.
Goldman Sachs	Ashland Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,630)	120
	Holdings, Inc.
Goldman Sachs	Assembly	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(226)	23
	Biosciences, Inc.
Goldman Sachs	Astec Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(935)	73
Goldman Sachs	At Home Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(727)	69
Goldman Sachs	Atara	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(208)	33
	Biotherapeutics, Inc.
Goldman Sachs	Audentes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(213)	21
	Therapeutics, Inc.
Goldman Sachs	AVEO	12/10/25	Pay	-6.970% + U.S. Federal Funds Effective Rate	Monthly	(104)	(167)	41
	Pharmaceuticals, Inc.
Goldman Sachs	Avid Bioservices, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(249)	(1,019)	262
Goldman Sachs	AxoGen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(673)	306
Goldman Sachs	Axon Enterprise, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(1,355)	(6)
Goldman Sachs	B&G Foods, Inc.	12/10/25	Pay	-14.290% + U.S. Federal Funds Effective Rate	Monthly	(102)	(2,955)	82
Goldman Sachs	Badger Meter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(983)	92
Goldman Sachs	Baker Hughes,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,761)	14
	a GE Company
Goldman Sachs	Balchem Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(1,017)	36
Goldman Sachs	Barnes & Noble, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	(1,105)	(45)
Goldman Sachs	Belmond Ltd., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,525)	(428)
Goldman Sachs	Benchmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(42)	(1)
	Electronics, Inc.
Goldman Sachs	Big Lots, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(780)	57
Goldman Sachs	Biglari Holdings,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(907)	180
	Inc., Class B
Goldman Sachs	Blackline, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,186)	(32)
Goldman Sachs	Blueprint Medicines	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(269)	18
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Boingo Wireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	$(226)	$33
Goldman Sachs	The Boston Beer	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(962)	101
	Company, Inc., Class A
Goldman Sachs	Box, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(1,113)	86
Goldman Sachs	Briggs & Stratton	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(980)	60
	Corporation
Goldman Sachs	The Buckle, Inc.	12/10/25	Pay	-10.470% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,142)	(47)
Goldman Sachs	Bunge Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,708)	187
Goldman Sachs	Burlington Stores, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,137)	(33)
Goldman Sachs	Caesarstone Ltd.	12/10/25	Pay	-2.600% + U.S. Federal Funds Effective Rate	Monthly	(19)	(259)	26
Goldman Sachs	CalAmp Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(377)	(4,897)	1,591
Goldman Sachs	Calavo Growers, Inc.	12/10/25	Receive	-0.580% + U.S. Federal Funds Effective Rate	Monthly	(12)	(875)	233
Goldman Sachs	Callon Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(862)	207
	Company
Goldman Sachs	Cara Therapeutics, Inc.	12/10/25	Receive	-1.720% + U.S. Federal Funds Effective Rate	Monthly	(13)	(169)	40
Goldman Sachs	CareDx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(201)	13
Goldman Sachs	CarMax, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,816)	(2)
Goldman Sachs	Carpenter Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(1,494)	174
	Corporation
Goldman Sachs	Carriage Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(376)	(5,821)	207
Goldman Sachs	Casella Waste Systems,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(996)	89
	Inc., Class A
Goldman Sachs	Cass Information	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,797)	33
	Systems, Inc.
Goldman Sachs	The Cato Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(1,012)	(6)
	Class A
Goldman Sachs	Cavco Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(911)	140
Goldman Sachs	CBIZ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(1,771)	21
Goldman Sachs	Century Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(173)	(1,263)	216
	Company
Goldman Sachs	Cerus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(210)	(1,063)	60

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	CF Industries	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	$(1,869)	$(105)
	Holdings, Inc.
Goldman Sachs	Charter Communications,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,708)	187
	Inc., Class A
Goldman Sachs	Chase Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(999)	5
Goldman Sachs	ChemoCentryx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(218)	(21)
Goldman Sachs	Chico’s FAS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(275)	9
Goldman Sachs	Chipotle Mexican	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(863)	72
	Grill, Inc.
Goldman Sachs	Circor International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(723)	235
Goldman Sachs	Clean Energy Fuels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(203)	45
	Corporation
Goldman Sachs	Clearwater Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(1,412)	160
	Corporation
Goldman Sachs	Clearway Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(101)	(1,740)	101
	Inc., Class C
Goldman Sachs	Clovis Oncology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,435)	257
Goldman Sachs	Coca-Cola	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(886)	205
	Consolidated, Inc.
Goldman Sachs	Cognex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(927)	67
Goldman Sachs	Coherus	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(190)	28
	Biosciences, Inc.
Goldman Sachs	Collegium	12/10/25	Receive	-0.390% + U.S. Federal Funds Effective Rate	Monthly	(14)	(240)	27
	Pharmaceutical, Inc.
Goldman Sachs	Community Health	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(507)	(1,428)	911
	Systems, Inc.
Goldman Sachs	Compass Minerals	12/10/25	Receive	-0.590% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,541)	222
	International, Inc.
Goldman Sachs	Concert	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(251)	—
	Pharmaceuticals, Inc.
Goldman Sachs	Conn’s, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(188)	49
Goldman Sachs	Corbus Pharmaceuticals	12/10/25	Pay	-4.200% + U.S. Federal Funds Effective Rate	Monthly	(121)	(708)	126
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Corcept	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(68)	$(907)	$(21)
	Therapeutics, Inc.
Goldman Sachs	Costamare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(346)	(1,517)	193
Goldman Sachs	CoStar Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(1,011)	90
Goldman Sachs	Costco Wholesale	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,017)	107
	Corporation
Goldman Sachs	Coupa Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,130)	(48)
Goldman Sachs	Crocs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,012)	(37)
Goldman Sachs	Cryoport, Inc.	12/10/25	Pay	-6.180% + U.S. Federal Funds Effective Rate	Monthly	(127)	(1,404)	24
Goldman Sachs	Cutera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(204)	14
Goldman Sachs	CymaBay	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(236)	20
	Therapeutics, Inc.
Goldman Sachs	Cytokinetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(234)	39
Goldman Sachs	Cytosorbents	12/10/25	Pay	-2.770% + U.S. Federal Funds Effective Rate	Monthly	(108)	(873)	132
	Corporation
Goldman Sachs	Denbury	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,219)	(3,789)	1,179
	Resources, Inc.
Goldman Sachs	Dermira, Inc.	12/10/25	Receive	-0.270% + U.S. Federal Funds Effective Rate	Monthly	(114)	(818)	419
Goldman Sachs	Diamond Offshore	12/10/25	Receive	-0.890% + U.S. Federal Funds Effective Rate	Monthly	(236)	(2,226)	556
	Drilling, Inc.
Goldman Sachs	Dicerna	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(15)	(160)	31
	Pharmaceuticals, Inc.
Goldman Sachs	Dick’s Sporting	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(997)	166
	Goods, Inc.
Goldman Sachs	Dillards, Inc., Class A	12/10/25	Pay	-2.700% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,025)	57
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(954)	153
Goldman Sachs	DistributionNOW, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(895)	143
Goldman Sachs	DMC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(281)	(1)
Goldman Sachs	Dril-Quip, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(1,410)	222
Goldman Sachs	Dynavax Technologies	12/10/25	Receive	-0.390% + U.S. Federal Funds Effective Rate	Monthly	(105)	(960)	145
	Corporation
Goldman Sachs	e.l.f. Beauty, Inc.	12/10/25	Receive	-1.510% + U.S. Federal Funds Effective Rate	Monthly	(95)	(823)	231

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Earthstone Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	$(573)	$289
	Inc., Class A
Goldman Sachs	Ebix, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,063)	116
Goldman Sachs	Ecolab, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,030)	48
Goldman Sachs	Energy Fuels, Inc.	12/10/25	Pay	-17.430% + U.S. Federal Funds Effective Rate	Monthly	(774)	(2,218)	411
Goldman Sachs	Energy Recovery, Inc.	12/10/25	Pay	-2.720% + U.S. Federal Funds Effective Rate	Monthly	(128)	(861)	144
Goldman Sachs	Enphase Energy, Inc.	12/10/25	Pay	-12.810% + U.S. Federal Funds Effective Rate	Monthly	(99)	(472)	90
Goldman Sachs	EnPro Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(180)	13
Goldman Sachs	Entercom	12/10/25	Receive	-0.690% + U.S. Federal Funds Effective Rate	Monthly	(266)	(1,517)	194
	Communications,
	Class A
Goldman Sachs	EPAM Systems, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(927)	56
Goldman Sachs	Epizyme, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(215)	9
Goldman Sachs	Eros International plc	12/10/25	Pay	-4.080% + U.S. Federal Funds Effective Rate	Monthly	(257)	(2,133)	108
Goldman Sachs	Esperion	12/10/25	Receive	-0.810% + U.S. Federal Funds Effective Rate	Monthly	(17)	(781)	94
Goldman Sachs	Etsy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(238)	32
Goldman Sachs	Everbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,304)	(116)
Goldman Sachs	Exact Sciences	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(189)	26
	Corporation
Goldman Sachs	Express, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(179)	(914)	132
Goldman Sachs	Extraction Oil	12/10/25	Receive	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(1,104)	(4,730)	1,397
	& Gas, Inc.
Goldman Sachs	Farmer Brothers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(1,072)	31
	Company
Goldman Sachs	FARO Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(893)	72
Goldman Sachs	Fate Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(154)	45
Goldman Sachs	First Solar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(2,756)	9
Goldman Sachs	Five Below, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,022)	(66)
Goldman Sachs	Flexion	12/10/25	Receive	-1.340% + U.S. Federal Funds Effective Rate	Monthly	(163)	(1,844)	583
	Therapeutics, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Flowserve Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	$(873)	$171
Goldman Sachs	Fluor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(1,479)	195
Goldman Sachs	Ford Motor Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(199)	(1,520)	228
Goldman Sachs	Forrester Research, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(1,072)	0
Goldman Sachs	Forum Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(285)	(1,175)	428
	Technologies Inc.
Goldman Sachs	Fossil Group, Inc.	12/10/25	Receive	-0.490% + U.S. Federal Funds Effective Rate	Monthly	(22)	(346)	41
Goldman Sachs	Fox Factory Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,000)	49
	Corporation
Goldman Sachs	Frank’s International NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(396)	(2,064)	463
Goldman Sachs	Fresh Del Monte	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(1,638)	220
	Produce, Inc.
Goldman Sachs	Freshpet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(1,124)	(14)
Goldman Sachs	Frontline Ltd.	12/10/25	Pay	-7.910% + U.S. Federal Funds Effective Rate	Monthly	(230)	(1,277)	303
Goldman Sachs	GasLog Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(89)	(1,463)	290
Goldman Sachs	GATX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,627)	145
Goldman Sachs	General Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(243)	(1,838)	(133)
	Company
Goldman Sachs	General Motors	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,637)	60
	Company
Goldman Sachs	Genmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(243)	7
	Diagnostics, Inc.
Goldman Sachs	Glaukos Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(224)	33
Goldman Sachs	Global Blood	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(943)	38
	Therapeutics, Inc.
Goldman Sachs	Global Payments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,030)	8
Goldman Sachs	GlycoMimetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(908)	104
Goldman Sachs	Golar LNG Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(2,347)	334
Goldman Sachs	GoPro, Inc., Class A	12/10/25	Receive	-1.640% + U.S. Federal Funds Effective Rate	Monthly	(429)	(1,818)	313
Goldman Sachs	Gray Television, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(472)	(6,949)	1,199

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Great Lakes Dredge	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(405)	$(2,678)	$172
	& Dock Company
Goldman Sachs	Green Plains, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(1,427)	272
Goldman Sachs	GTT	12/10/25	Pay	-16.790% + U.S. Federal Funds Effective Rate	Monthly	(28)	(669)	198
	Communications, Inc.
Goldman Sachs	The Habit Restaurants,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(1,007)	99
	Inc., Class A
Goldman Sachs	Halcon Resources	12/10/25	Receive	-0.940% + U.S. Federal Funds Effective Rate	Monthly	(900)	(1,528)	754
	Corporation
Goldman Sachs	Halliburton Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,566)	177
Goldman Sachs	Hawaiian Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,792)	124
	Industries, Inc.
Goldman Sachs	Haynes International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,556)	183
Goldman Sachs	Healthcare Services	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(47)	(1,887)	72
	Group, Inc.
Goldman Sachs	Hecla Mining Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(773)	(1,822)	39
Goldman Sachs	Helix Energy Solutions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(226)	(1,221)	398
	Group, Inc.
Goldman Sachs	Heron Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(233)	6
Goldman Sachs	Hewlett Packard	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(1,623)	180
	Enterprise
Goldman Sachs	Hibbett Sports, Inc.	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(74)	(1,057)	92
Goldman Sachs	Houghton Mifflin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(1,018)	55
	Harcourt Company
Goldman Sachs	Hyatt Hotels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,756)	48
	Corporation, Class A
Goldman Sachs	Ichor Holdings, Ltd.	12/10/25	Receive	-1.750% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,026)	31
Goldman Sachs	Immersion Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(233)	(14)
Goldman Sachs	Immunogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(120)	14
Goldman Sachs	Immunomedics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(1,881)	433
Goldman Sachs	Impinj, Inc.	12/10/25	Pay	-8.100% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,169)	265
Goldman Sachs	Infinera Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(998)	(3,977)	393

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Innoviva, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	$(1,133)	$14
Goldman Sachs	Insmed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(197)	40
Goldman Sachs	Intellia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(804)	135
	Therapeutics, Inc.
Goldman Sachs	Interactive Brokers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,802)	(52)
	Group, Inc., Class A
Goldman Sachs	International Game	12/10/25	Receive	-0.760% + U.S. Federal Funds Effective Rate	Monthly	(3)	(44)	(2)
	Technology plc
Goldman Sachs	International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(2,523)	229
	Seaways, Inc.
Goldman Sachs	Intrepid Potash, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(833)	(2,163)	388
Goldman Sachs	Intrexon Corporation	12/10/25	Receive	-1.910% + U.S. Federal Funds Effective Rate	Monthly	(99)	(647)	247
Goldman Sachs	IntriCon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(158)	28
Goldman Sachs	Invitae Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(188)	20
Goldman Sachs	Iovance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(203)	3
	Biotherapeutics, Inc.
Goldman Sachs	iRhythm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,041)	28
	Technologies, Inc.
Goldman Sachs	Iridium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(362)	(6,670)	1,165
	Communications, Inc.
Goldman Sachs	iRobot Corporation	12/10/25	Receive	-0.930% + U.S. Federal Funds Effective Rate	Monthly	(10)	(837)	72
Goldman Sachs	J.B. Hunt Transport	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,022)	76
	Services, Inc.
Goldman Sachs	J.C. Penney	12/10/25	Pay	-22.100% + U.S. Federal Funds Effective Rate	Monthly	(616)	(653)	204
	Company, Inc.
Goldman Sachs	Kadmon Holdings, Inc.	12/10/25	Receive	-2.340% + U.S. Federal Funds Effective Rate	Monthly	(656)	(1,365)	169
Goldman Sachs	Karyopharm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(253)	16
	Therapeutics, Inc.
Goldman Sachs	KBR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(1,562)	154
Goldman Sachs	Kinder Morgan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(1,690)	105
Goldman Sachs	Kindred	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(941)	105
	Biosciences, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Korn Ferry	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	$(908)	$96
Goldman Sachs	The Kraft Heinz	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,590)	206
	Company
Goldman Sachs	Kratos Defense &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,182)	(37)
	Security Solutions, Inc.
Goldman Sachs	La Jolla Pharmaceutical	12/10/25	Receive	-2.430% + U.S. Federal Funds Effective Rate	Monthly	(66)	(623)	284
	Company
Goldman Sachs	Lennar Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,721)	123
	Class A
Goldman Sachs	Lexicon	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(133)	(882)	63
	Pharmaceuticals, Inc.
Goldman Sachs	LGI Homes, Inc.	12/10/25	Receive	-1.040% + U.S. Federal Funds Effective Rate	Monthly	(173)	(7,819)	(135)
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(1,890)	29
	Corporation – Liberty
	Braves, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(2,944)	160
	Corporation – Liberty
	Formula One, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(1,736)	76
	Corporation – Liberty
	Media Corporation –
	Sirius XM, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(222)	38
	Corporation – Liberty
	TripAdvisor Holdings,
	Inc., Class A
Goldman Sachs	Ligand	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(949)	71
	Pharmaceuticals, Inc.
Goldman Sachs	Limoneira Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(2,480)	311
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(23)	(887)	154
Goldman Sachs	Lumber Liquidators	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(177)	(1,683)	218
	Holdings
Goldman Sachs	Lumentum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(252)	—

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	MACOM Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	$(203)	$16
	Solutions Holdings, Inc.
Goldman Sachs	Macquarie Infrastructure	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(1,388)	164
	Corporation
Goldman Sachs	The Madison Square	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(1,070)	16
	Garden Company,
	Class A
Goldman Sachs	Magellan Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,932)	24
Goldman Sachs	Mallinckrodt plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(102)	(1,609)	498
Goldman Sachs	MannKind Corporation	12/10/25	Pay	-9.770% + U.S. Federal Funds Effective Rate	Monthly	(1,174)	(1,256)	790
Goldman Sachs	Marriott Vacations	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(5,634)	174
	Worldwide Corporation
Goldman Sachs	Marten Transport Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(954)	79
Goldman Sachs	Martin Marietta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,717)	98
	Materials, Inc.
Goldman Sachs	Matador Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(281)	(4,357)	1,625
	Company
Goldman Sachs	Mattel, Inc.	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(81)	(808)	280
Goldman Sachs	Maxar	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(82)	(980)	169
	Technologies Ltd.
Goldman Sachs	McDermott	12/10/25	Receive	0.350% + U.S. Federal Funds Effective Rate	Monthly	(35)	(229)	35
	International, Inc.
Goldman Sachs	The Medicines	12/10/25	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(192)	(3,670)	422
	Company
Goldman Sachs	MediciNova, Inc.	12/10/25	Pay	-5.930% + U.S. Federal Funds Effective Rate	Monthly	(25)	(205)	19
Goldman Sachs	Medifast, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(250)	28
Goldman Sachs	The Meet Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(278)	(41)
Goldman Sachs	Meredith Corporation	12/10/25	Receive	-0.490% + U.S. Federal Funds Effective Rate	Monthly	(138)	(7,161)	470
Goldman Sachs	Meritage Homes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(1,797)	51
	Corporation
Goldman Sachs	Mesa Laboratories, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,041)	17

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	MGP Ingredients, Inc.	12/10/25	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(17)	$(969)	$78
Goldman Sachs	MINDBODY,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,418)	(420)
	Inc., Class A
Goldman Sachs	Minerva	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(236)	40
	Neurosciences, Inc.
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/25	Receive	-0.610% + U.S. Federal Funds Effective Rate	Monthly	(6)	(254)	(20)
Goldman Sachs	Momenta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(265)	74
	Pharmaceuticals, Inc.
Goldman Sachs	The Mosaic Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,517)	216
Goldman Sachs	Motorcar Parts	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(1,097)	44
	of America, Inc.
Goldman Sachs	MRC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(830)	181
Goldman Sachs	Mueller Water	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(640)	(5,817)	596
	Products, Inc., Class A
Goldman Sachs	Multi-Color	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,542)	193
	Corporation
Goldman Sachs	Myers Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(1,026)	77
Goldman Sachs	Nabors Industries Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,732)	(5,454)	2,989
Goldman Sachs	Natera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(223)	48
Goldman Sachs	National Oilwell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(2,361)	372
	Varco, Inc.
Goldman Sachs	Nektar Therapeutics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(164)	21
Goldman Sachs	NeoGenomics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(856)	109
Goldman Sachs	NeoPhotonics	12/10/25	Pay	-3.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(921)	(6)
	Corporation
Goldman Sachs	Nevro Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(233)	16
Goldman Sachs	The New York Times	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(913)	117
	Company, Class A
Goldman Sachs	Newell Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(37)	—
Goldman Sachs	NN, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(384)	(2,574)	13
Goldman Sachs	Noble Corporation plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(437)	(1,143)	447
Goldman Sachs	Nordic American	12/10/25	Pay	-4.150% + U.S. Federal Funds Effective Rate	Monthly	(846)	(1,695)	637
	Tankers Ltd.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Northern Oil	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,385)	$(3,126)	$211
	and Gas, Inc.
Goldman Sachs	Nutrisystem, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,228)	(270)
Goldman Sachs	Nuvectra Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(196)	19
Goldman Sachs	Oceaneering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(174)	(2,102)	593
	International, Inc.
Goldman Sachs	Oil States	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(1,183)	466
	International, Inc.
Goldman Sachs	Olin Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(87)	(1,748)	4
Goldman Sachs	Omeros Corporation	12/10/25	Receive	-2.240% + U.S. Federal Funds Effective Rate	Monthly	(248)	(2,763)	714
Goldman Sachs	OPKO Health, Inc.	12/10/25	Receive	-1.750% + U.S. Federal Funds Effective Rate	Monthly	(127)	(382)	34
Goldman Sachs	Ormat Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,776)	49
Goldman Sachs	Overstock.Com, Inc.	12/10/25	Pay	-5.510% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,319)	366
Goldman Sachs	Owens & Minor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(240)	23
Goldman Sachs	Owens-Illinois, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(52)	(3)
Goldman Sachs	P.H. Glatfelter Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(1,326)	276
Goldman Sachs	Palo Alto Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,129)	(78)
Goldman Sachs	Papa John’s	12/10/25	Receive	-1.450% + U.S. Federal Funds Effective Rate	Monthly	(25)	(995)	132
	International, Inc.
Goldman Sachs	Park Electrochemical	12/10/25	Receive	-1.500% + U.S. Federal Funds Effective Rate	Monthly	(166)	(2,998)	(35)
	Corporation
Goldman Sachs	Party City Holdco, Inc.	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(585)	(5,832)	246
Goldman Sachs	Pattern Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,488)	204
	Group, Inc., Class A
Goldman Sachs	pdvWireless, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(2,540)	71
Goldman Sachs	PetMed Express, Inc.	12/10/25	Receive	-0.680% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,046)	(37)
Goldman Sachs	PG&E Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(213)	19
Goldman Sachs	Photronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(1,866)	(116)
Goldman Sachs	Plug Power, Inc.	12/10/25	Pay	-10.880% + U.S. Federal Funds Effective Rate	Monthly	(5,167)	(6,451)	1,646
Goldman Sachs	Portola	12/10/25	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,599)	97
	Pharmaceuticals, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Powell Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	$(1,549)	$155
Goldman Sachs	PROS Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(1,192)	(6)
Goldman Sachs	Prothena Corporation plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(175)	18
Goldman Sachs	Proto Labs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,014)	31
Goldman Sachs	PTC Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(240)	(6)
Goldman Sachs	Puma	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(8)	(163)	23
	Biotechnology, Inc.
Goldman Sachs	QEP Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(709)	(3,985)	1,474
Goldman Sachs	Quaker Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(887)	53
	Corporation
Goldman Sachs	Quinstreet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(227)	(14)
Goldman Sachs	R1 RCM, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(311)	(2,469)	231
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(236)	(22)
Goldman Sachs	Rayonier Advanced	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(585)	145
	Materials, Inc.
Goldman Sachs	RBC Bearings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(917)	43
Goldman Sachs	Red Robin Gourmet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(907)	173
	Burgers, Inc.
Goldman Sachs	REGENXBIO, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(168)	42
Goldman Sachs	Regis Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,050)	(30)
Goldman Sachs	REX American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,905)	(107)
	Resources Corporation
Goldman Sachs	RH	12/10/25	Receive	-1.050% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,077)	156
Goldman Sachs	Rigel	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(89)	(204)	35
	Pharmaceuticals, Inc.
Goldman Sachs	Rocket	12/10/25	Receive	-1.830% + U.S. Federal Funds Effective Rate	Monthly	(65)	(963)	(18)
	Pharmaceuticals, Inc.
Goldman Sachs	Rollins, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(974)	57
Goldman Sachs	Royal Gold, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(26)	(2,225)	(180)
Goldman Sachs	RPC, Inc.	12/10/25	Receive	-0.680% + U.S. Federal Funds Effective Rate	Monthly	(87)	(858)	174
Goldman Sachs	Sage Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(191)	14
Goldman Sachs	Sanderson Farms, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(992)	41

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Sangamo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	$(229)	$(3)
	Therapeutics, Inc.
Goldman Sachs	Sanmina Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(70)	(1,682)	72
Goldman Sachs	Schlumberger Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,477)	279
Goldman Sachs	Schweitzer-Mauduit	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(235)	(5,880)	527
	International, Inc.
Goldman Sachs	Scientific Games	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(232)	(13)
	Corporation
Goldman Sachs	Scorpio Bulkers, Inc.	12/10/25	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(301)	(1,662)	176
Goldman Sachs	Scorpio Tankers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(865)	(1,520)	238
Goldman Sachs	Seaworld	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(904)	200
	Entertainment, Inc.
Goldman Sachs	Select Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(1,518)	296
	Holdings Corporation
Goldman Sachs	SemGroup	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(1,541)	263
	Corporation, Class A
Goldman Sachs	Senseonics	12/10/25	Pay	-3.210% + U.S. Federal Funds Effective Rate	Monthly	(803)	(2,081)	307
	Holdings, Inc.
Goldman Sachs	Service Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(1,608)	170
	International
Goldman Sachs	Shake Shack,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(2,041)	115
	Inc., Class A
Goldman Sachs	Ship Finance	12/10/25	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(144)	(1,515)	313
	International Ltd.
Goldman Sachs	Sientra, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(203)	73
Goldman Sachs	SiteOne Landscape	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(994)	99
	Supply, Inc.
Goldman Sachs	Skyline Champion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(147)	30
	Corporation
Goldman Sachs	Spark Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(235)	(3)
Goldman Sachs	Spartan Motors, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(238)	(2)
Goldman Sachs	SpartanNash Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(257)	10

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Spectrum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	$(149)	$58
	Pharmaceuticals, Inc.
Goldman Sachs	SPX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,035)	(36)
Goldman Sachs	Square, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(896)	76
Goldman Sachs	SS&C Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(45)	(4)
	Holdings, Inc.
Goldman Sachs	Sunpower Corporation	12/10/25	Pay	-17.070% + U.S. Federal Funds Effective Rate	Monthly	(525)	(2,647)	773
Goldman Sachs	Sunrun, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(177)	(1,926)	534
Goldman Sachs	Surgery Partners, Inc.	12/10/25	Receive	-0.940% + U.S. Federal Funds Effective Rate	Monthly	(188)	(1,840)	588
Goldman Sachs	Tahoe Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(856)	(3,121)	(65)
Goldman Sachs	Tandem Diabetes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(190)	(22)
	Care, Inc.
Goldman Sachs	Team, Inc.	12/10/25	Receive	-0.420% + U.S. Federal Funds Effective Rate	Monthly	(133)	(1,947)	256
Goldman Sachs	TechTarget, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(963)	104
Goldman Sachs	Teladoc Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(1,733)	137
Goldman Sachs	Tellurian, Inc.	12/10/25	Pay	-5.500% + U.S. Federal Funds Effective Rate	Monthly	(491)	(3,419)	(83)
Goldman Sachs	Tempur Sealy	12/10/25	Receive	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(22)	(910)	188
	International, Inc.
Goldman Sachs	Terraform Power,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(163)	(1,827)	32
	Inc., Class A
Goldman Sachs	Tesaro, Inc.	12/10/25	Receive	-1.080% + U.S. Federal Funds Effective Rate	Monthly	(12)	(890)	(3)
Goldman Sachs	Tesla, Inc.	12/10/25	Receive	-0.360% + U.S. Federal Funds Effective Rate	Monthly	(7)	(2,327)	179
Goldman Sachs	Tetra Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(827)	(1,388)	275
Goldman Sachs	Textainer Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(1,433)	73
	Holdings Ltd.
Goldman Sachs	TG Therapeutics, Inc.	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(43)	(176)	37
Goldman Sachs	TherapeuticsMD, Inc.	12/10/25	Receive	-2.070% + U.S. Federal Funds Effective Rate	Monthly	(527)	(2,009)	370
Goldman Sachs	Tidewater, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(1,452)	282
Goldman Sachs	TimkenSteel	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(2,592)	443
	Corporation
Goldman Sachs	Tootsie Roll	12/10/25	Pay	-2.990% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,136)	24
	Industries, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Trade Desk,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	$(116)	$18
	Inc., Class A
Goldman Sachs	TransEnterix, Inc.	12/10/25	Pay	-16.690% + U.S. Federal Funds Effective Rate	Monthly	(778)	(1,779)	563
Goldman Sachs	Transocean Ltd.	12/10/25	Receive	-0.710% + U.S. Federal Funds Effective Rate	Monthly	(312)	(2,163)	417
Goldman Sachs	Trex Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,008)	58
Goldman Sachs	Tribune Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,858)	(14)
	Company, Class A
Goldman Sachs	Trinity Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,645)	116
Goldman Sachs	Triton International Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(1,676)	94
Goldman Sachs	Tronox Ltd., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(664)	(5,160)	(314)
Goldman Sachs	TrueCar, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(111)	(1,004)	77
Goldman Sachs	Tucows, Inc., Class A	12/10/25	Pay	-7.640% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,205)	(50)
Goldman Sachs	Tutor Perini	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(1,691)	130
	Corporation
Goldman Sachs	U.S. Concrete, Inc.	12/10/25	Receive	-0.600% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,058)	70
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/25	Pay	-4.950% + U.S. Federal Funds Effective Rate	Monthly	(9)	(897)	61
Goldman Sachs	Ultragenyx	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,433)	98
	Pharmaceutical, Inc.
Goldman Sachs	Under Armour,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(829)	273
	Inc., Class A
Goldman Sachs	Universal Display	12/10/25	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,402)	28
	Corporation
Goldman Sachs	Universal	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(1,010)	225
	Electronics, Inc.
Goldman Sachs	US Silica Holdings, Inc.	12/10/25	Receive	-1.380% + U.S. Federal Funds Effective Rate	Monthly	(76)	(773)	220
Goldman Sachs	USA Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(284)	(1,103)	94
Goldman Sachs	Vectrus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(259)	7
Goldman Sachs	Veeco Instruments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(229)	11
Goldman Sachs	Veracyte, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(239)	(12)
Goldman Sachs	Verastem, Inc.	12/10/25	Receive	-1.740% + U.S. Federal Funds Effective Rate	Monthly	(864)	(2,902)	933
Goldman Sachs	Veritiv Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(224)	26

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Viad Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	$(1,851)	$(54)
Goldman Sachs	ViaSat, Inc.	12/10/25	Receive	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(43)	(2,532)	276
Goldman Sachs	Vicor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(227)	(32)
Goldman Sachs	ViewRay, Inc.	12/10/25	Receive	-2.270% + U.S. Federal Funds Effective Rate	Monthly	(487)	(2,956)	105
Goldman Sachs	Viking	12/10/25	Receive	-2.210% + U.S. Federal Funds Effective Rate	Monthly	(28)	(214)	55
	Therapeutics, Inc.
Goldman Sachs	Virtusa Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,064)	(16)
Goldman Sachs	Vishay	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(215)	(3,867)	323
	Intertechnology, Inc.
Goldman Sachs	Voyager	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(197)	27
	Therapeutics, Inc.
Goldman Sachs	VSE Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(1,912)	82
Goldman Sachs	Vulcan Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,678)	45
	Company
Goldman Sachs	W&T Offshore, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(8)	—
Goldman Sachs	Wave Life Sciences Ltd.	12/10/25	Receive	-1.920% + U.S. Federal Funds Effective Rate	Monthly	(6)	(252)	31
Goldman Sachs	Wayfair, Inc., Class A	12/10/25	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(10)	(900)	148
Goldman Sachs	Weatherford	12/10/25	Receive	-0.970% + U.S. Federal Funds Effective Rate	Monthly	(2,884)	(1,611)	(142)
	International plc
Goldman Sachs	Weight Watchers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(192)	39
	International, Inc.
Goldman Sachs	Werner Enterprises, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(1,033)	54
Goldman Sachs	WEX, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,679)	163
Goldman Sachs	Whiting Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(4,826)	1,543
	Corporation
Goldman Sachs	William Lyon	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(367)	(3,918)	390
	Homes, Class A
Goldman Sachs	Williams	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(1,475)	165
	Companies, Inc.
Goldman Sachs	Williams-Sonoma, Inc.	12/10/25	Receive	-0.610% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,008)	72
Goldman Sachs	Willscot Corporation	12/10/25	Receive	-0.550% + U.S. Federal Funds Effective Rate	Monthly	(81)	(762)	248
Goldman Sachs	Wingstop, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,154)	(48)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Schedule of Swap Contracts – Continued
December 31, 2018

			Pay/
			Receive			Number		Unrealized
		Maturity	Finance		Payment	of Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	WPX Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	$(861)	$142
Goldman Sachs	Wright Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(244)	(6,634)	(171)
	Group NV
Goldman Sachs	Zagg, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(264)	—
Goldman Sachs	Zendesk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,224)	2
Goldman Sachs	Ziopharm	12/10/25	Pay	-8.980% + U.S. Federal Funds Effective Rate	Monthly	(284)	(535)	346
	Oncology, Inc.
Goldman Sachs	Zogenix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(1,529)	249
								$49,105

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

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MPROVED FUNDS

Statement of Assets and Liabilities
December 31, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
ASSETS:
Investments, at value
(Cost $12,567,109,$1,885,987 and
$2,023,203, respectively)	$12,317,208	$1,885,989	$1,752,678
Cash	7,000,790	911,445	329,151
Short sale proceeds	3,576,799	—	—
Deposits at broker for derivative instruments	111,716	169,174	—
Variation margin for futures contracts, net	7,273	—	—
Receivable for investments sold	102,884	—	—
Receivable for swap contracts	348,838	36,090	49,105
Receivable from Adviser	12,035	33,985	35,037
Dividends and interest receivable	80,092	2,657	1,712
Prepaid expenses and other receivables	5,460	5,466	5,466
Total assets	23,563,095	3,044,806	2,173,149

LIABILITIES:
Securities sold short, at value
(Proceeds of $3,576,799,
$—, $—, respectively)	3,261,507	—	—
Payable for foreign currency
(Cost $254,426, $55,109,
$—, respectively)	267,458	59,114	—
Payable for investments purchased	2,994,567	748,642	249,547
Dividends and interest payable	52,140	704	463
Payable for fund administration
and fund accounting fees	25,556	14,968	17,787
Payable for transfer
agent fees and expenses	8,066	6,087	6,069
Payable for custodian fees	2,417	318	302
Payable for compliance fees	2,330	1,754	1,750
Payable for borrowing cost
on securities sold short	1,298	74	—
Distribution fees payable	98	62	60
Accrued expenses and other liabilities	53,060	35,367	35,285
Total liabilities	6,668,497	867,090	311,263
NET ASSETS	$16,894,598	$2,177,716	$1,861,886

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities – Continued
December 31, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$16,352,999	$2,100,539	$2,057,752
Distributable gains/
(Accumulated deficit)	541,599	77,177	(195,866)
NET ASSETS	$16,894,598	$2,177,716	$1,861,886

	Institutional	Investor	Institutional	Investor	Institutional	Investor
	Class	Class	Class	Class	Class	Class
Net assets	$16,668,626	$225,972	$2,151,521	$26,195	$1,839,149	$22,737
Shares issued and outstanding(1)	1,612,657	21,929	207,403	2,532	203,853	2,520
Net asset value and
offering price per share(2)	$10.34	$10.30	$10.37	$10.35	$9.02	$9.02

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations
For the Year Ended December 31, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
INVESTMENT INCOME:
Interest	$202,696	$24,638	$11,176
Dividend income	51,985	2,278	14,228
Total investment income	254,681	26,916	25,404

EXPENSES:
Investment advisory fees (See Note 3)	237,147	25,551	21,653
Fund administration and fund
accounting fees (See Note 3)	134,952	89,353	100,026
Professional fees	57,828	48,675	48,658
Transfer agent fees (See Note 3)	54,049	37,205	37,138
Dividends and interest on securities sold short	43,126	—	—
Reports to shareholders	17,117	3,740	3,665
Custodian fees (See Note 3)	14,374	1,860	1,814
Compliance fees (See Note 3)	13,982	10,516	10,503
Borrowing expense on securities sold short
and derivative instruments	11,968	636	—
Trustees’ fees (See Note 3)	10,219	10,219	10,220
Federal and state registration fees	4,130	2,431	2,428
Distribution fees (Investor Class) (See Note 5)	98	62	60
Other	7,142	6,787	6,516
Total expense before reimbursement	606,132	237,035	242,681
Less: Expense reimbursement
by Adviser (see Note 3)	(274,268)	(205,676)	(216,046)
Net expenses	331,864	31,359	26,635
NET INVESTMENT LOSS	(77,183)	(4,443)	(1,231)

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations – Continued
For the Year Ended December 31, 2018

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
REALIZED AND CHANGE IN
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$41,152	$(25,753)	$6,345
Securities sold short	22,306	—	—
Swap contracts	440,525	137,037	63,485
Futures contracts	(192,361)	—	—
Foreign currency transactions	23,961	4,283	—
Net realized gain	335,583	115,567	69,830
Net change in unrealized
appreciation/(depreciation) on:
Investments	(249,901)	2	(270,525)
Securities sold short	315,292	—	—
Swap contracts	348,838	36,090	49,105
Futures contracts	20,133	—	—
Foreign currency translation	(13,031)	(4,005)	—
Net change in unrealized
appreciation/(depreciation)	421,331	32,087	(221,420)
Net realized and change in unrealized
gain (loss) on investments	756,914	147,654	(151,590)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$679,731	$143,211	$(152,821)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Statements of Changes in Net Assets

Year Ended
December 31, 2018
OPERATIONS:
Net investment loss	$(77,183)
Net realized gain on investments, securities sold short,
swap contracts, futures contracts and foreign currency transactions	335,583
Net change in unrealized appreciation on investments, securities sold short,
swap contracts, futures contracts and foreign currency translations	421,331
Net increase in net assets resulting from operations	679,731

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(140,808)
Investor Class	(1,916)
Total distributions to shareholders	(142,724)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	16,357,591

NET INCREASE IN NET ASSETS	16,894,598

NET ASSETS:
Beginning of year	—
End of year	$16,894,598

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Shares	Amount
Institutional Class:
Issued	1,599,000	$15,990,000
Issued to holders in reinvestment of dividends	13,657	140,808
Redeemed	—	—
Net increase in Institutional Class	1,612,657	$16,130,808
Investor Class:
Issued	21,755	$225,000
Issued to holders in reinvestment of dividends	174	1,783
Redeemed	—	—
Net increase in Investor Class	21,929	226,783
Net increase in shares outstanding	1,634,586	$16,357,591

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

Year Ended
December 31, 2018
OPERATIONS:
Net investment loss	$(4,443)
Net realized gain on investments, securities sold short, swap contracts,
and foreign currency transactions	115,567
Net change in unrealized appreciation on investments, securities sold short,
swap contracts, foreign currency translations	32,087
Net increase in net assets resulting from operations	143,211

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(66,338)
Investor Class	(825)
Total distributions to shareholders	(67,163)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	2,101,668

NET INCREASE IN NET ASSETS	2,177,716

NET ASSETS:
Beginning of year	—
End of year	$2,177,716

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Shares	Amount
Institutional Class:
Issued	201,000	$2,010,000
Issued to holders in reinvestment of dividends	6,403	66,338
Redeemed	—	—
Net increase in Institutional Class	207,403	$2,076,338
Investor Class:
Issued	2,500	$25,000
Issued to holders in reinvestment of dividends	32	330
Redeemed	—	—
Net increase in Investor Class	2,532	25,330
Net increase in shares outstanding	209,935	$2,101,668

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Statements of Changes in Net Assets

Year Ended
December 31, 2018
OPERATIONS:
Net investment loss	$(1,231)
Net realized gain on investments, securities sold short,
swap contracts, and foreign currency transactions	69,830
Net change in unrealized depreciation on investments, securities sold short,
swap contracts, and foreign currency translations	(221,420)
Net decrease in net assets resulting from operations	(152,821)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(43,681)
Investor Class	(488)
Total distributions to shareholders	(44,169)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	2,058,876

NET INCREASE IN NET ASSETS	1,861,886

NET ASSETS:
Beginning of year	—
End of year	$1,861,886

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Shares	Amount
Institutional Class:
Issued	199,000	$1,990,000
Issued to holders in reinvestment of dividends	4,853	43,681
Redeemed	—	—
Net increase in Institutional Class	203,853	$2,033,681
Investor Class:
Issued	2,498	$25,000
Issued to holders in reinvestment of dividends	22	195
Redeemed	—	—
Net increase in Investor Class	2,520	25,195
Net increase in shares outstanding	206,373	$2,058,876

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.05)
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.43

LESS DISTRIBUTIONS FROM:
Net realized gains	(0.09)
Total distributions	(0.09)
Net asset value, end of year	$10.34

TOTAL RETURN(4)	4.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$16,669
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.83%
After expense reimbursement	2.10%
Ratio of dividends and borrowing expense on
securities sold short to average net assets	0.35%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short after expense reimbursement	1.75%
Ratio of net investment loss to average net assets	(0.49)%
Portfolio turnover rate(5)	192%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.07)
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.39

LESS DISTRIBUTIONS FROM:
Net realized gains	(0.09)
Total distributions	(0.09)
Net asset value, end of year	$10.30

TOTAL RETURN(4)	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$226
Ratio of gross expenses to average net assets:
Before expense reimbursement	4.08%
After expense reimbursement	2.35%
Ratio of dividends and borrowing expense on
securities sold short to average net assets	0.35%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short after expense reimbursement	2.00%
Ratio of net investment loss to average net assets	(0.74)%
Portfolio turnover rate(5)	192%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.02)
Net realized and unrealized gain on investments	0.72
Total from investment operations	0.70

LESS DISTRIBUTIONS FROM:
Net realized gains	(0.33)
Total distributions	(0.33)
Net asset value, end of year	$10.37

TOTAL RETURN(4)	7.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,152
Ratio of gross expenses to average net assets:
Before expense reimbursement	11.59%
After expense reimbursement	1.53%
Ratio of dividends and borrowing expense on
securities sold short to average net assets	0.03%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short after expense reimbursement	1.50%
Ratio of net investment loss to average net assets	(0.21)%
Portfolio turnover rate(5)	320%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.05)
Net realized and unrealized gain on investments	0.73
Total from investment operations	0.68

LESS DISTRIBUTIONS FROM:
Net realized gains	(0.33)
Total distributions	(0.33)
Net asset value, end of year	$10.35

TOTAL RETURN(4)	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26
Ratio of gross expenses to average net assets:
Before expense reimbursement	11.84%
After expense reimbursement	1.78%
Ratio of dividends and borrowing expense on
securities sold short to average net assets	0.03%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short after expense reimbursement	1.75%
Ratio of net investment loss to average net assets	(0.46)%
Portfolio turnover rate(5)	320%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.01)
Net realized and unrealized loss on investments	(0.75)
Total from investment operations	(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)
Total distributions	(0.22)
Net asset value, end of year	$9.02

TOTAL RETURN(4)	(7.60)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,839
Ratio of gross expenses to average net assets:
Before expense reimbursement	12.32%
After expense reimbursement	1.35%
Ratio of net investment loss to average net assets	(0.06)%
Portfolio turnover rate(5)	152%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC LONG-SHORT FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.03)
Net realized and unrealized loss on investments	(0.75)
Total from investment operations	(0.78)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Total distributions	(0.20)
Net asset value, end of year	$9.02

TOTAL RETURN(4)	(7.84)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$23
Ratio of gross expenses to average net assets:
Before expense reimbursement	12.57%
After expense reimbursement	1.60%
Ratio of net investment gain to average net assets	(0.31)%
Portfolio turnover rate(5)	152%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Notes to the Financial Statements
December 31, 2018

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Multi-Strategy Fund (the “Multi-Strategy Fund”), the MProved Systematic Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and the MProved Systematic Long-Short Fund (the “Long-Short Fund”) (each separately a “Fund”, or collectively, the “Funds”) each has its own investment objectives and policies within the Trust. The Funds commenced operations on January 1, 2018. The Funds’ investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales and marketing to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. Organizational costs incurred to establish the Funds and enable them to legally do business were paid by the Adviser and are not subject to reimbursement by the Funds. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Multi-Strategy Fund seeks to achieve positive absolute returns. The Multi-Strategy Fund pursues its investment objective by seeking to provide exposure to a number of strategies often referred to as “alternative” or “absolute return” strategies that are more traditionally offered through hedge funds. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, as well as taking long and short positions on all of its investments. The Multi-Strategy Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Merger Arbitrage Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Merger Arbitrage Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Long-Short Fund seeks to achieve capital growth. The Long-Short Fund pursues an investment objective through rules-based long-short strategies. In pursuing the Long-Short Fund’s investment objective, the Adviser seeks to identify companies that the Adviser expects to be impacted by a significant corporate or market event, including corporate actions, abnormal price movements, investor sentiment, and shifts or disruptions in the company’s balance sheet, cash flow, or earnings fundamentals (referred to as “event-driven opportunities”) or other industry and market dynamics. The Long-Short Fund is diversified under the 1940 Act. The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at  their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of December 31, 2018:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks(1)	$651,089	$295,506	$—	$946,595
Convertible Bonds	—	$4,671,118	—	4,671,118
Short Term Investments	3,704,922	—	—	3,704,922
U.S. Treasury Bill	—	2,994,573	—	2,994,573
Futures Contracts(2)	—	44,571	—	44,571
Swap Contracts(2)	—	348,838	—	348,838
	$4,356,011	$8,354,606	$—	$12,710,617
Liabilities
Common Stocks Sold Short(1)	$(3,162,888)	$—	$—	$(3,162,888)
Futures Contracts(2)	—	(24,438)	—	(24,438)
U.S. Government Note Sold Short	—	(98,619)	—	(98,619)
	$(3,162,888)	$(123,057)	$—	$(3,285,945)
MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$1,137,346	$—	$—	$1,137,346
U.S. Treasury Bill	—	748,643	—	748,643
Swap Contracts(2)	—	36,090	—	36,090
	$1,137,346	$784,733	$—	$1,922,079
MProved Systematic Long-Short Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$1,104,847	$—	$—	$1,104,847
Short Term Investments	398,283	—	—	398,283
U.S. Treasury Bill	—	249,548	—	249,548
Swap Contracts(2)	—	49,105	—	49,105
	$1,503,130	$298,653	$—	$1,801,783

(1)	Please refer to the Schedules of Investments to view long common stocks, long convertible preferred stocks and common stocks sold short segregated by industry type.
(2)	Futures and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Variation margin is presented for futures contracts in the Statement of Assets and Liabilities.

During the year ended December 31, 2018, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

B.  Securities Sold Short – The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends and interest payable on securities while those securities are sold short. When a security is sold short, the value received will be recorded as short sale proceeds on the Statement of Assets and Liabilities. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers or in a segregated account at the Funds’ custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Funds may maintain cash deposits at brokers beyond the receivables for short sales.

The Funds’ equity swap contracts’ and futures contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Funds would be presented as a deposit at brokers on the Statement of Assets and Liabilities. The Funds’ securities sold short are traded through the same account and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Futures Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including stock index, commodity, foreign exchange, international and fixed income futures contracts. The Funds may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 N. for further derivative disclosures, and Note 2 L. for further counterparty risk disclosure.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

E.  Equity Swap Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the year ended December 31, 2018, the Funds entered into both long and short equity swap contracts. The Funds may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates. Foreign currency held/owed will be reported as cash held in foreign currency and payable for foreign currency, respectively, on the Statement of Assets and Liabilities.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

G.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

H.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

I.  Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

J.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses at the Funds are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

K.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

L.  Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The Funds’ derivative contracts are subject to agreements which contain certain covenants and other provisions (“credit risk related contingent features”) that may require the Funds to maintain a NAV above a stated amount or percentage over defined time periods. Upon occurrence of a termination event in respect of a decline in NAV, counterparties to the agreements may require additional collateral be posted by the Funds and/or declare an event of default and terminate any open contracts as of such date. At December 31, 2018, each fund counterparty was in net unrealized gain for derivative contract positions.  As a result, the Funds did not have a net liability by each counterparty for derivative contracts, executed pursuant to International Swaps and Derivative Agreement master agreements (“ISDA”) with credit risk – related contingent features. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

M.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

N.  Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the year ended December 31, 2018, the Funds’ average derivative volume is described below:

MProved Systematic Multi-Strategy Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Equity Swap Contracts	831,101	$28,288,504
Short Equity Swap Contracts	856,697	20,746,847
Long Futures Contracts	141	51,715,858
Short Futures Contracts	128	53,140,139

MProved Systematic Merger Arbitrage Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Equity Swap Contracts	91,540	$2,982,388
Short Equity Swap Contracts	32,491	934,283

MProved Systematic Long-Short Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Long Equity Swap Contracts	27,896	$505,299
Short Equity Swap Contracts	60,214	811,558

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

Statement of Assets and Liabilities

Fair values of derivative instruments as of December 31, 2018.

	Fair Value
	Assets	Liabilities
MProved Systematic Multi-Strategy Fund
Swap Contracts
Equity	$348,838	$—
Futures Contracts
Commodity	—	2,208
Equity	1,273	—
Foreign Exchange	—	675
Interest rate	8,883	—
Total Futures Contracts	$10,156	$2,883
Total fair value of derivative instruments	$358,994	$2,883

MProved Systematic Merger Arbitrage Fund
Swap Contracts
Equity	$36,090	$—
Total fair value of derivative instruments	$36,090	$—

MProved Systematic Long-Short Fund
Swap Contracts
Equity	$49,105	$—
Total fair value of derivative instruments	$49,105	$—

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2018:

	Amount of Realized
	Gain (Loss) on Derivatives
	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Commodity Contracts	$—	$115,373	$115,373
Equity Contracts	440,525	(39,806)	400,719
Foreign Exchange Contracts	—	(156,433)	(156,433)
Interest Rate Contracts	—	(111,495)	(111,495)
Total	$440,525	$(192,361)	$248,164

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

	Amount of Realized Gain (Loss) on Derivatives
	Swap	Futures
Derivatives	Contracts	Contracts	Total
MProved Systematic Merger Arbitrage Fund
Equity Contracts	$137,568	$—	$137,568
Total	$137,568	$—	$137,568

MProved Systematic Long-Short Fund
Equity Contracts	$63,485	$—	$63,485
Total	$63,485	$—	$63,485

	Change in Unrealized Appreciation (Depreciation) on Derivatives

	Swap	Futures
Derivatives	Contracts	Contracts(a)	Total
MProved Systematic Multi-Strategy Fund
Commodity Contracts	$—	$(7,916)	$(7,916)
Equity Contracts	348,838	5,001	353,839
Foreign Exchange Contracts	—	(7,404)	(7,404)
Interest Rate Contracts	—	30,452	30,452
Total	$348,838	$20,133	$368,971

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$36,090	$—	$36,090
Total	$36,090	$—	$36,090

MProved Systematic Long-Short Fund
Equity Contracts	$49,105	$—	$49,105
Total	$49,105	$—	$49,105

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin is separately reported in the Funds’ Statement of Assets and Liabilities.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.10%, 1.25%, and 1.50% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35%, 1.50%, and 1.75% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively. Fees waived and reimbursed expenses are subject to

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

possible recoupment from the Funds in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

	MProved Systematic	MProved Systematic	MProved Systematic
Year of Expiration	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
12/31/21	$274,268	$205,676	$216,046

Fund Services acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2018, are disclosed in the Statement of Operations.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of December 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

	MProved Systematic	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund	Long-Short Fund
Tax cost of investments*	$12,696,114	$1,885,987	$2,028,770
Gross unrealized appreciation	$360,836	$661	$15,142
Gross unrealized depreciation	(432,893)	(6,208)	(291,233)
Net unrealized appreciation	(72,057)	(5,547)	(276,091)
Undistributed ordinary income	613,656	82,724	80,225
Undistributed long-term capital gain	—	—	—
Other accumulated loss	—	—	—
Total accumulated gains	$541,599	$77,177	$(195,866)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

As of December 31, 2018, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2018, the Funds did not plan to defer any qualified late year losses.

Distributions to Shareholders – The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended December 31, 2018 the following table shows the reclassifications made:

	Distributable Gains/
	(Accumulated Deficit)	Paid-in Capital
MProved Systematic Multi-Strategy Fund	$4,592	$(4,592)
MProved Systematic Merger Arbitrage Fund	$1,129	$(1,129)
MProved Systematic Long-Short Fund	$1,124	$(1,124)

The tax character of distributions paid for the year December 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
MProved Systematic Multi-Strategy Fund	$142,724	$0	$142,724
MProved Systematic Merger Arbitrage Fund	$ 67,163	$0	$ 67,163
MProved Systematic Long-Short Fund	$ 44,169	$0	$ 44,169

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

Foreside Fund Services LLC (“Foreside”) serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Foreside (the “Distribution Agreement”), Foreside acts as the Funds’ principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Funds’ shares. Foreside is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Foreside will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Foreside upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of each Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of each Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the year ended December 31, 2018, the Funds accrued $98, $62 and $60 in distribution fees for the Multi-Strategy Fund, the Merger Arbitrage Fund and the Long-Short Fund, respectively.

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.35%, 1.50%, and 1.75% of the Long-Short Fund, the Merger Arbitrage Fund and the Multi-Strategy Fund’s average daily net assets, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, futures contracts, swap contracts and short investments, by the Funds for the year ended December 31, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
MProved Systematic Multi-Strategy Fund	$—	$13,457,016	$—	$7,946,635
MProved Systematic Merger Arbitrage Fund	$—	$530,032	$—	$503,323
MProved Systematic Long-Short Fund	$—	$3,300,438	$—	$1,931,411

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

MProved Systematic Multi-Strategy Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$1,890,435	$1,546,846	$343,589	$—	$—	$343,589
JPMorgan	5,249	—	5,249	—	—	5,249
Total Swap Contracts	1,895,684	—	348,838	—	—	348,838
Future Contracts	18,310	11,037	7,273	—	—	7,273
	$1,913,994	$1,557,883	$356,111	$—	$—	$356,111

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$1,546,846	$1,546,846	$—	$—	$—	$—
Future Contracts	11,037	11,037	—	—	—	—
	$1,557,883	$1,557,883	$—	$—	$—	$—

MProved Systematic Merger Arbitrage Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$131,130	$96,946	$34,184	$—	$—	$34,184
JPMorgan	1,906	—	1,906	—	—	1,906
	$133,036	$96,946	$36,090	$—	$—	$36,090

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$96,946	$96,946	$—	$—	$—	$—
	$96,946	$96,946	$—	$—	$—	$—

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

MProved Systematic Long-Short Fund

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$73,953	$24,848	$49,105	$—	$—	$49,105
	$73,953	$24,848	$49,105	$—	$—	$49,105

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$24,848	$24,848	$—	$—	$—	$—
	$24,848	$24,848	$—	$—	$—	$—

* In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, affiliates of the Adviser owned 99.3%, 99.3% and 98.8% of the outstanding shares of the Multi-Strategy Fund, Merger Arbitrage Fund, and Long-Short Fund, respectively.

9.  REGULATORY UPDATES

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the financial statements and disclosures.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2018

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. As of January 17, 2019, Cullen O. Small was elected to serve as Treasurer and Principal Financial Officer to the Trust.

MPROVED FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of MProved Systematic Multi-Strategy Fund, MProved Systematic Merger Arbitrage Fund and MProved Systematic Long-Short Fund and the Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MProved Systematic Multi-Strategy Fund, MProved Systematic Merger Arbitrage Fund and Mproved Systematic Long-Short Fund  (collectively referred to as the “Mproved Funds”), (three of the funds constituting Series Portfolios Trust (the “Trust”), including the schedules of investments, as of December 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Mproved Funds (three of the funds constituting Series Portfolios Trust) at December 31, 2018, and the results of their operations, changes in net assets and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Mproved Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Mproved Funds since 2018.

Minneapolis, Minnesota
March 01, 2019

MPROVED FUNDS

Additional Information (Unaudited)
December 31, 2018

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Retired. Counsel, Kohlberg	2	None
(born 1961)		Term;	Kravis Roberts & Co. L.P.
		Since	(2013 – 2015); Counsel,
		September	Dechert LLP (2011 – 2013).
2015.

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	2	Independent
(born 1956)		Term;			Trustee, First
		Since			Western Funds
		September			Trust (Since
		2015.			May 2015);
Inside Trustee,
Brandes
Investment
Trust, Chair
and President
(2000 – 2012);
Director, Inside
Trustee,
Brandes Funds
LTD (2002 –
2012).

Daniel B. Willey	Trustee	Indefinite	Retired. Chief Compliance	2	None
(born 1955)		Term;	Officer, United Nations
		Since	Joint Staff Pension Fund
		September	(2009 – 2017).
2015.

Interested Trustee

Dana L. Armour	Chair,	Indefinite	Senior Vice President,	2	None
(born 1968)	Trustee	Term;	U.S. Bank (since 1988).
Since
September
2015.

MPROVED FUNDS

Additional Information (Unaudited) – Continued
December 31, 2018

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Officers of the Trust

John J. Hedrick	President	Indefinite	Vice President, U.S.	Not	Not
(born 1977)	and Principal	Term;	Bank Global Fund	Applicable	Applicable
	Executive	Since	Services (since 2005).
	Officer	September
2015.

Cullen O. Small(3)	Treasurer	Indefinite	Assistant Vice President,	Not	Not
(born 1987)	and	Term;	U.S. Bank Global Fund	Applicable	Applicable
	Principal	Since	Services (since 2010).
	Financial	January
	Officer	2019.

Jennifer E. Kienbaum	Chief	Indefinite	Vice President, U.S.	Not	Not
(born 1979)	Compliance	Term;	Bank Global Fund	Applicable	Applicable
	Officer and	Since	Services (since 2016);
	Anti-Money	January	Director of Compliance,
	Laundering	2017.	Catholic Financial Life,
	Officer		Supervising Principal,
MWA Financial Services
(2012 – 2016).

Rachel Spearo	Secretary	Indefinite	Vice President, U.S.	Not	Not
(born 1979)		Term;	Bank Global Fund	Applicable	Applicable
		Since	Services (since 2004)
December
2015.

Julie Keller	Assistant	Indefinite	Assistant Vice President,	Not	Not
(born 1966)	Treasurer	Term;	U.S. Bank Global Fund	Applicable	Applicable
		Since	Services (since 2004).
April
2018.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2018, the Trust was comprised of 10 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)	Mr. Small was not Treasurer and Principial Financial Officer as of December 31, 2018. Please See Note 10 for full details.

MPROVED FUNDS

Additional Information (Unaudited) – Continued
December 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mproved Systematic Multi-Strategy Fund	35.69%
Mproved Merger Arbitrage	3.36%
Mproved Systematic Long Short Fund	28.14%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was as follows:

Mproved Systematic Multi-Strategy Fund	6.76%
Mproved Merger Arbitrage	1.52%
Mproved Systematic Long Short Fund	10.98%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

Mproved Systematic Multi-Strategy Fund	100.00%
Mproved Merger Arbitrage	100.00%
Mproved Systematic Long Short Fund	0.00%

MPROVED FUNDS

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  The registrant’s inception date was January 1, 2018, and as such, there is only one fiscal year to present.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended December 31, 2018, the Fund’s principal accountant was Ernst & Young LLP.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2018
Audit Fees	$75,000
Audit-Related Fees	$0
Tax Fees	$29,250
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Series Portfolios Trust

By (Signature and Title)*    /s/ John Hedrick
John Hedrick, President

Date     02/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )*   /s/ John Hedrick
John Hedrick, President

Date     02/28/2019

By (Signature and Title)*    /s/ Cullen Small
Cullen Small, Treasurer
Date     02/28/2019

* Print the name and title of each signing officer under his or her signature.